     As filed with the Securities and Exchange Commission on April 25, 2008.

                                                     Registration No. 333-148421
                                                              File No. 811-08260

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

     Pre-Effective Amendment No. __ [ ]

     Post-Effective Amendment No. 1 [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

     Amendment No.  26                                          [X]

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          CUNA MUTUAL INSURANCE SOCIETY
                               (Name of Depositor)

                                2000 Heritage Way
                               Waverly, Iowa 50677
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (319) 352-4090

                            Pamela M. Krill, Esquire
                          CUNA Mutual Insurance Society
                             5910 Mineral Point Road
                                Madison, WI 53705
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]  on May 1, 2008 pursuant to paragraph (b) of Rule 485.

[ ]  60 days after filing pursuant to paragraph (a)(i) of Rule 485.

[ ]  on (date) pursuant to paragraph (a)(i) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Units of interest in a Variable Account under individual flexible premium deferred variable annuity contracts.

CUNA MUTUAL INSURANCE SOCIETY                                         PROSPECTUS
2000 HERITAGE WAY, WAVERLY, IOWA 50677-9202
(319) 352-4090   (800) 798-5500                                      MAY 1, 2008



THIS PROSPECTUS DESCRIBES THE INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT ("CONTRACT") BEING OFFERED BY CUNA MUTUAL INSURANCE SOCIETY ("COMPANY"). Please read it carefully and keep it for future reference. The Company may sell the Contract to individuals, or to or in connection with retirement plans, including plans that qualify for special federal tax treatment under the Internal Revenue Code of 1986, as amended ("CODE").

The Owner ("you") may allocate purchase payments and Contract Values to either:
(1) one or more of the Subaccounts of the CUNA Mutual Variable Annuity Account ("Variable Account"), or (2) to the Guaranteed Interest Option, or (3) to both. The investment performance of the mutual fund portfolios underlying the Subaccounts you select will affect the Contract value to the Annuity Date, except for amounts you invest in the Guaranteed Interest Option and will affect the size of variable annuity payments after the annuity date. You bear the entire investment risk on any amounts you allocate to the Variable Account.

Each Subaccount of the Variable Account invests solely in a corresponding portfolio of one of the following funds of the Ultra Series Fund, an open-end management investment company registered with the Securities and Exchange Commission ("SEC"):


AIM Variable Insurance Funds



     -    AIM V.I. Global Real Estate II - Series II



Franklin Templeton Variable Insurance Funds



     -    Franklin High Income Securities Class 4

     -    Franklin Income Securities Class 4

     -    Mutual Discovery Securities Class 4



Oppenheimer Variable Account Funds



     -    Oppenheimer International Growth Fund(R)/VA

     -    Oppenheimer Main Street Small Cap Fund(R)/VA

     -    Oppenheimer Main Street Fund(R)/VA



PIMCO Variable Insurance Trust



     -    PIMCO CommodityRealReturn(TM) Strategy Portfolio

     -    PIMCO Total Return Portfolio

     -    PIMCO Global Bond Porfolio (unhedged)


Ultra Series Fund


     -    Conservative Allocation Fund

     -    Moderate Allocation Fund

     -    Aggressive Allocation Fund

     -    Money Market Fund

     -    Bond Fund

     -    High Income Fund

     -    Diversified Income Fund

     -    Large Cap Value Fund

     -    Large Cap Growth Fund

     -    Mid Cap Value Fund

     -    Mid Cap Growth Fund

     -    Small Cap Value Fund

     -    Small Cap Growth Fund

     -    International Stock Fund

     -    Global Securities Fund


Van Kampen Life Investment Trust



     -    Van Kampen Life Investment Trust Mid Cap Growth Portfolio Class II
          Shares

     - Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares





Inside this Prospectus, you will find basic information about the Contract and the Variable Account that you should know before investing. The Statement of Additional Information ("SAI") contains additional information about the Contract and the Variable Account. You will find its table of contents on the last page of this Prospectus. The SAI has been filed with the SEC and is incorporated by reference. You may obtain a copy of the SAI dated May 1, 2008, free of charge by contacting the Company at the address or telephone number shown above. Additionally, the SEC maintains a website at http://www.sec.gov that contains the SAI and other information.


This Prospectus is accompanied by a current prospectus for the AIM Variable Insurance Funds, Franklin Templeton Variable Insurance Funds, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Ultra Series Fund and Van Kampen Life Investment Trust.





CUNA Brokerage Services, Inc. ("CUNA Brokerage") serves as principal underwriter and distributor of the Contract. More information about CUNA Brokerage is available at http://www.finra.com through FINRA's BrokerCheck online tool or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. UNLIKE CREDIT UNION AND BANK ACCOUNTS, CONTRACT VALUE INVESTED IN THE VARIABLE ACCOUNT IS NOT INSURED. VARIABLE CONTRACT VALUE IS NOT DEPOSITED IN OR GUARANTEED BY ANY CREDIT UNION OR BANK AND IS NOT GUARANTEED BY ANY GOVERNMENT AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


DEFINITIONS ............................................................      1
EXPENSE TABLES .........................................................      4
SUMMARY ................................................................      6
   The Contract ........................................................      6
   Charges and Deductions ..............................................      7
   Annuity Provisions ..................................................      8
   Federal Tax Status ..................................................      8
CUNA MUTUAL INSURANCE SOCIETY, THE CUNA MUTUAL VARIABLE ANNUITY ACCOUNT,
AND THE UNDERLYING FUNDS ...............................................      8
      CUNA Mutual Insurance Society ....................................      9
      CUNA Mutual Variable Annuity Account .............................      9
      The Underlying Funds .............................................      9
      AIM Variable Insurance Funds .....................................     10
      Franklin Templeton Variable Insurance Funds ......................     10
      Oppenheimer Variable Account Funds ...............................     10
      PIMCO Variable Insurance Trust ...................................     10
      The Ultra Series Fund ............................................     11
      Van Kampen Life Investment Trust .................................     12
      Availability of the Funds ........................................     12
      Servicing Fees ...................................................     12
      Resolving Material Conflicts .....................................     13
      Addition, Deletion, or Substitution of Investments ...............     13
DESCRIPTION OF THE CONTRACT ............................................     14
      Issuance of a Contract ...........................................     14
      Purchase Payments ................................................     14
      Right to Examine .................................................     15
      Allocation of Purchase Payments ..................................     15
      Variable Contract Value ..........................................     16
      Transfer Privileges ..............................................     17
      Surrenders and Partial Withdrawals ...............................     20
      Contract Loans ...................................................     21
      Death Benefit Before the Annuity Date ............................     22
      Death Benefit After the Annuity Date .............................     24
      Annuity Payments on the Annuity Date .............................     24
      Payments .........................................................     24
      Modification .....................................................     25
      Reports to Owners ................................................     25
      Change of Address Notification ...................................     25
      Inquiries ........................................................     25
THE GUARANTEED INTEREST OPTION .........................................     26
         Category 1 ....................................................     26
      Guaranteed Interest Option Value .................................     27
      Guarantee Periods ................................................     27
      Net Purchase Payment Preservation Program ........................     28
      Interest Adjustment ..............................................     28
         Category 2 ....................................................     29
      Guaranteed Interest Option Value .................................     29
      Guarantee Periods ................................................     29
      Net Purchase Payment Preservation Program ........................     30
         Category 3 ....................................................     30
CHARGES AND DEDUCTIONS .................................................     30
      Surrender Charge (Contingent Deferred Sales Charge) ..............     30

      Annual Contract Fee ..............................................     32
      Asset-Based Administration Charge ................................     32
      Transfer Processing Fee ..........................................     32
      Duplicate Contract Charge ........................................     32
      Mortality and Expense Risk Charge ................................     32
      Loan Interest Charge .............................................     33
      Executive Benefits Plan Endorsement Charge .......................     33
      Change of Annuitant Endorsement ..................................     33
      Income Payment Increase Endorsement ..............................     33
      Fund Expenses ....................................................     33
      Premium Taxes ....................................................     34
      Other Taxes ......................................................     34
ANNUITY PAYMENT OPTIONS ................................................     34
      Election of Annuity Payment Options ..............................     34
      Fixed Annuity Payments ...........................................     35
      Variable Annuity Payments ........................................     35
      Description of Annuity Payment Options ...........................     35
FEDERAL TAX MATTERS ....................................................     37
       Introduction ....................................................     37
      Tax Status of the Contract .......................................     38
      Taxation of Annuities ............................................     38
      Transfers, Assignments, or Exchanges of a Contract ...............     40
      Withholding ......................................................     40
      Multiple Contracts ...............................................     40
      Taxation of Qualified Plans ......................................     41
      Possible Charge for the Company's Taxes ..........................     42
      Other Tax Consequences ...........................................     42
DISTRIBUTION OF THE CONTRACTS ..........................................     43
LEGAL PROCEEDINGS ......................................................     44
VOTING RIGHTS ..........................................................     44
COMPANY HOLIDAYS .......................................................     45
FINANCIAL STATEMENTS ...................................................     45
FINANCIAL HIGHLIGHTS ...................................................     46
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS ..................     50

                                   DEFINITIONS


Accumulation Unit               A unit of measure used to calculate Variable
                                Contract Value.

Adjusted Contract               The Contract Value less applicable premium tax
                                not yet deducted, less a pro-rated portion of
                                the Value annual Contract fee, plus or minus any
                                applicable interest adjustment, and (for annuity
                                option 1) less any applicable surrender charges
                                as of the Annuity Date.

Annuitant                       The person or persons whose life (or lives)
                                determines the annuity payment benefits payable
                                under the Contract and whose death determines
                                the death benefit. The maximum number of joint
                                Annuitants is two and provisions referring to
                                the death of an Annuitant mean the death of the
                                last surviving Annuitant.

Annuity Date                    The date when the Adjusted Contract Value will
                                be applied under an annuity payment option, if
                                the Annuitant is still living.

Annuity Unit                    A unit of measure used to calculate variable
                                annuity payments.

Beneficiary                     The person to whom the proceeds payable on the
                                death of an Annuitant will be paid.

Company                         CUNA Mutual Insurance Society.

Contract Anniversary            The same date in each Contract Year as the
                                Contract Date.

Contract Date                   The date set forth on the specifications page of
                                the Contract which is used to determine Contract
                                Years and Contract Anniversaries.

Contract Year                   A twelve-month period beginning on the Contract
                                Date or on a Contract Anniversary.

Contract Value                  The total amount invested under the Contract. It
                                is the sum of the Variable Contract Value, the
                                Guaranteed Interest Option Value and the balance
                                of the Loan Account.

DCA One Year Guarantee Period   A Dollar Cost Averaging One Year Guarantee
                                Period described in the Section entitled THE
                                GUARANTEED INTEREST OPTION.

Due Proof of Death              Proof of death satisfactory to the Company. Such
                                proof may consist of the following if acceptable
                                to the Company:

                                (a)  a certified copy of the death record;

                                (b) a certified copy of a court decree reciting a finding of death;

                                (c)  any other proof satisfactory to the Company.

Fund                            An investment portfolio of any open-end
                                management investment company or unit investment trust in which a Subaccount invests.

General Account                 The assets of the Company other than those
                                allocated to the Variable Account or any other
                                separate account of the Company.

Guarantee Amount                Any portion of Guaranteed Interest Option Value
                                allocated to a particular Guarantee Period with
                                a particular expiration date (including interest
                                thereon) less any withdrawals there from.

Guarantee Period                A choice under the Guaranteed Interest Option of
                                a specific number of years for which the Company
                                agrees to credit a particular effective annual
                                interest rate.

Guaranteed Interest Option      An allocation option under the Contract funded
                                by the Company's General Account. It is neither
                                part of nor dependent upon the investment
                                performance of the Variable Account.

Guaranteed Interest Option      The value of the Contract in the Guaranteed
Value                           Interest Option.

Home Office                     The Company's principal office at 2000 Heritage
                                Way, Waverly, Iowa 50677. The telephone number
                                is 1-800-798-5500.

Loan Account                    For any Contract, a portion of the Company's
                                General Account to which Contract Value is
                                transferred to provide collateral for any loan
                                taken under the Contract.

Loan Amount                     Except on a Contract Anniversary, the Contract
                                Value in the Loan Account plus any interest
                                charges accrued on such Contract Value up to
                                that time. On a Contract Anniversary, the Loan
                                Amount equals the balance of the Loan Account.

Mailing Agent                   Company hired by CUNA Mutual Insurance Society
                                to receive, process and submit requests for
                                variable life and variable annuity products to
                                the life insurance company.

Net Purchase Payment            A purchase payment less any premium taxes
                                deducted from purchase payments.

Non-Qualified Contract          A contract that is not a "Qualified Contract."

Owner The person(s) ("you") who own(s) the Contract and who is (are) entitled to exercise all rights and privileges provided in the Contract.

Payee                           The Annuitant(s) during the annuity period.

Qualified Contract              A contract that is issued in connection with
                                retirement plans that qualify for special
                                federal income tax treatment under Section(s)
                                401, 403(b), 408, 408A or 457(b) of the Code.

Subaccount                      A subdivision of the Variable Account, the
                                assets of which are invested in a corresponding
                                underlying Fund.

Surrender Value                 The Contract Value plus the value of any paid-up
                                annuity additions plus or minus any applicable
                                interest adjustment, less any applicable
                                surrender charges, premium taxes not previously
                                deducted, and the annual Contract fee and Loan
                                Amount.

Valuation Day                   For each Subaccount, each day that the New York
                                Stock Exchange is open for business except for
                                days that the Subaccount's corresponding Fund
                                does not value its shares.

Valuation Period                The period beginning at the close of regular
                                trading on the New York Stock Exchange on any
                                Valuation Day and ending at the close of regular
                                trading on the next succeeding Valuation Day.

Variable Account                CUNA Mutual Variable Annuity Account.

Variable Contract Value         The value of the Contract in the Variable
                                Account.

Written Request                 A request in writing in a form satisfactory to
                                the Company which is signed by the Owner and
                                received at the Mailing Agent. A Written Request
                                may also include a telephone or fax request for
                                specific transactions that are made as allowed
                                under the terms of an executed telephone or fax
                                authorization, with original signature, on file
                                at the Home Office.

                                 EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, take a loan from the Contract, make partial withdrawals from or fully surrender the Contract, or transfer Contract Value between the Subaccounts and/or the Guaranteed Interest Option. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

Transfer Processing Fee               $10 per transfer after 12 in a year
                                      (currently waived)*
Duplicate Policy Charge               $30 for each duplicate contract
Loan Interest Spread                  2.00%**
Charges for optional endorsements
Executive Benefits Plan Endorsement   $150***
Change of Annuitant Endorsement       $150****
Income Payment Increase Endorsement   $150*****

* The Company only charges this fee after the first 12 transfer each Contract Year. The Company currently does not impose this fee.

** The Loan Interest Spread is the difference between the amount of interest the Company charges you for a loan (at an effective annual rate of 6.50%) and the amount of interest the Company credits to the Loan Account (currently, an effective annual rate 4.50%, guaranteed to be at least an effective annual rate of 3.00)%.

*** The Company only charges this fee if it waives surrender charges under this endorsement during the first two Contract Years. The Company currently does not impose this fee.

**** Generally, there is no charge for this endorsement; however, if the Owner exercises the rights under this endorsement during the first two Contract Years, the Company reserves the right to charge up to $150 for the endorsement.

***** Currently there is no charge for this endorsement; however, the Company reserves the right to charge up to $150 for the endorsement.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

PERIODIC CHARGES OTHER THAN FUND EXPENSES

Annual Contract Fee                                       $30 per Contract Year*
-------------------                                       ----------------------
Variable Account Annual Expenses
   (as a percentage of average Variable Contract
      Value):
   Asset-Based Administration Charge                               0.15%
   Mortality and Expense Risk Charge                               1.25%
Total Variable Account Annual Expenses                             1.40%

*    This fee is currently waived if the Contract Value is $25,000 or more.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for the Funds.

RANGE OF EXPENSES FOR THE FUNDS


                                                         MINIMUM         MAXIMUM
                                                         -------         -------
TOTAL ANNUAL FUND OPERATING EXPENSES (total of all
   expenses that are deducted from Fund assets,
   including management fees, and other expenses)         0.46%     -     1.39%
NET TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER
   CONTRACTUAL WAIVERS AND REIMBURSEMENTS)                0.46%     -     1.39%



The expenses used to prepare this table were provided to the Company by the Fund(s). The expenses reflect the highest and lowest actual expenses incurred for the year ended December 31, 2007, rounded to the nearest 100th of one percent. Current or future expenses may be greater or less than those shown. The table showing the range of expenses for the portfolios takes into account the expenses of several Ultra Series Fund allocation portfolios that are "fund of funds." A "fund of funds" portfolio typically allocates its assets, within predetermined percentage ranges, among certain other fund portfolios, including exchange traded funds (each such portfolio an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the portfolios in which it invests. In determining the range of portfolio expenses, the Company took into account the information received from the Ultra Series Fund on the combined actual expenses for each of the "fund of funds" and the portfolios in which it invests. (The combined expense information includes the pro rata portion of the fees and expenses incurred indirectly by a Ultra Series Fund allocation portfolio as a result of its investment in shares of one or more Acquired Funds.) See the prospectus for the Ultra Series Fund for a presentation of the applicable Acquired Fund fees and expenses.


EXAMPLES OF MAXIMUM CHARGES

The Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Examples show the maximum costs of investing in the Contract, including Owner surrender charges, the Annual Contract Fee, Variable Account Annual Expenses and the maximum Annual Fund Operating Expenses.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the Contract (or you annuitize the Contract under annuity option 1) at the end of the applicable time period:


1 year   3 years   5 years   10 years
------   -------   -------   --------
 $919     $1,336    $1,779    $3,185


(2) If you do not surrender your Contract (or you annuitize the Contract under annuity options 2-4) at the end of the applicable time period:


1 year   3 years   5 years   10 years
------   -------   -------   --------
 $289      $886     $1,509    $3,185


The Examples do not reflect transfer processing fees, premium taxes (which may range up to 3.5%, depending on the jurisdiction) or interest rate adjustments to net Purchase Payments allocated to the Guaranteed Interest Option. The Examples also reflect the annual Contract fee of $30, after being converted to a percentage.

In addition, certain Funds may impose a redemption fee of no more than 2% of the amount of Fund shares redeemed. We may be required to implement a Fund's redemption fee. The redemption fee will be assessed against your Contract Value. For more information, please see each Fund's prospectus.

THE EXAMPLES ARE ILLUSTRATIONS AND DO NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. SIMILARLY, YOUR RATE OF RETURN MAY BE MORE OR LESS THAN THE 5% ASSUMED IN THE EXAMPLES.

                                     SUMMARY

The following summarizes information which is described in more detail later in the prospectus.

THE CONTRACT

Issuance of a Contract. The Company issues Contracts to individuals or in connection with retirement plans that may or may not qualify for special federal tax treatment under the Code. (See DESCRIPTION OF THE CONTRACT, Issuance of a Contract.) Neither you nor the Annuitant may be older than age 85 on the Contract Date.


"Right to Examine" Period. You have the right to return the Contract within 10 days after you receive it. If you return the Contract, it will become void. The Company will refund to you the Contract Value as of the date the Contract is received at the Mailing Agent plus any premium taxes deducted. You are subject to market risk during the "right to examine" period unless state law requires return of purchase payments. You may get back more or less than aggregate purchase payments you have made during this period. If required by state law and greater than Contract Value, the Company will instead return the purchase payment(s) to you. (See DESCRIPTION OF THE CONTRACT, Right to Examine.)


Purchase Payments. The minimum amount required to purchase a Contract depends upon several factors. Generally, you must make payments totaling $5,000 within the first 12 months of the Contract. Certain Qualified Contracts, Section 1035 contracts, and Contracts sold to employees have lower minimum purchase amounts. Unless you pay the minimum purchase amount in full at the time of application, an automatic purchase payment plan must be established resulting in the minimum purchase amount being paid before the end of the first 12 months of the Contract. The minimum purchase payment is $100, unless the payment is made through an automatic purchase payment plan, in which case the minimum is $25. (See DESCRIPTION OF THE CONTRACT, Purchase Payments.)

Allocation of Purchase Payments. You may allocate purchase payments to one or more of the Subaccounts of the Variable Account or to the Guaranteed Interest Option or to both. An allocation to a Subaccount must be in whole percentages and be at least 1% of the purchase payment. An allocation to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be allocated to the Money Market Subaccount). Each Subaccount invests solely in a corresponding underlying Fund. The investment performance of the Fund(s) will affect the Subaccount in which you invest your money and your Contract Value. The Company will credit interest to amounts in the Guaranteed Interest Option at a guaranteed minimum rate of 3% per year, or a higher current interest rate declared by the Company. (See DESCRIPTION OF THE CONTRACT, Allocation of Purchase Payments.)

Transfers. On or before the Annuity Date, you may transfer all or part of the Contract Value between Subaccount(s) or the Guaranteed Interest Option, subject to certain restrictions.

Transfers to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be allocated to the Money Market Subaccount). Transfers are not allowed to the DCA One Year Guarantee Period. Except for the DCA One Year Guarantee Period, you may only transfer amount(s) out of the Guaranteed Interest Option during the 30 days prior to the expiration of a Guarantee Period. You may transfer amount(s) from the DCA One Year Guarantee Period throughout its Guarantee Period. No fee is charged for transfers, but the Company reserves the right to charge $10 for each transfer over 12 during a Contract Year. (See DESCRIPTION OF THE CONTRACT, Transfer Privilege.)

Partial Withdrawal. By Written Request to the Company on or before the Annuity Date, you may withdraw part of your Contract's Surrender Value, subject to certain limitations. (See DESCRIPTION OF THE CONTRACT, Surrender and Partial Withdrawals.)

Surrender. By Written Request to the Company, you may surrender the Contract and receive its Surrender Value. (See DESCRIPTION OF THE CONTRACT, Surrender and Partial Withdrawals.)

Replacement of an Existing Contract. It may not be in your best interest to surrender, lapse, change, or borrow from an existing life insurance policy or annuity contract in connection with the purchase of the Contract. Before doing so, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, and under this Contract there will be a new surrender charge period, other charges may be higher, and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).

CHARGES AND DEDUCTIONS

The Contract contains the following charges and deductions:

Surrender Charge (Contingent Deferred Sales Charge). There are no sales charges deducted at the time purchase payments are made. However, a surrender charge is deducted when you surrender or partially withdraw purchase payment(s) within seven years of their being paid.

The surrender charge is 7% of the amount of the payment withdrawn or surrendered within one year of having been paid. The surrender charge decreases by 1% for each full year that has passed since the payment was made. There is no surrender charge for withdrawing or surrendering Contract Value in excess of the total purchase payments received or on purchase payments that are more than seven years old. (See CHARGES AND DEDUCTIONS, Surrender Charge (Contingent Deferred Sales Charge).)

Subject to certain restrictions, for the first partial withdrawal (or surrender) in each Contract Year, 10% of total purchase payments subject to a surrender charge may be surrendered or withdrawn without a surrender charge. (See CHARGES AND DEDUCTIONS, Surrender Charge.) The surrender charge also may be waived in certain circumstances as provided in the Contracts.

For purposes of calculating surrender charges, withdrawals (or surrenders) are considered to come first from contract value in excess of remaining purchase payments, then from remaining purchase payments not subject to surrender charge on a first in first out basis. Next an amount equal to 10% of purchase payments subject to surrender charges is available without surrender charges and is taken by withdrawing payments subject to surrender charge on a first in first out basis until the 10% amount is exhausted. Finally the remaining payments that are subject to surrender charge are withdrawn beginning with the oldest remaining payment.

Annual Contract Fee. The Contract has an annual Contract fee of $30. (This fee is waived if the Contract Value is $25,000 or more.) Before the Annuity Date, the Company deducts this fee from the Contract Value on each Contract Anniversary (or upon surrender of the Contract). After the Annuity Date, the Company deducts this fee from variable annuity payments made to you. A pro-rated portion of the fee is deducted upon annuitization of a Contract. (See CHARGES AND DEDUCTIONS, Annual Contract Fee.)

Mortality and Expense Risk Charge. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the Variable Account at a rate of 0.003425% per day which is an annual rate of 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risk). (See CHARGES AND DEDUCTIONS, Mortality and Expense Risk Charge.)

Asset-Based Administration Charge. The Company deducts a daily administration charge to compensate it for certain expenses the Company incurs in administering the Contract. The charge is deducted from the Variable Account at an annual rate of 0.15%. (See CHARGES AND DEDUCTIONS, Asset-Based Administration Charge.)

Premium Taxes. The Company pays any state or local premium taxes applicable to a
Contract: (a) from purchase payments as they are received, (b) from Contract Value upon surrender or partial withdrawal, (c) upon application of adjusted Contract Value to an annuity payment option, or (d) upon payment of a death benefit. The Company reserves the right to deduct premium taxes at the time it pays such taxes. This charge ranges from 0% to 3.50%. (See CHARGES AND DEDUCTIONS, Premium Taxes.)

Rider Charges. The Company reserves the right to charge a fee, not to exceed $150, for each partial withdrawal or surrender if it waives surrender charges under the Executive Benefits Plan Endorsement during the first two Contract Years.

In addition, the Company reserves the right to charge up to $150 if the Owner exercises rights under the Change of Annuitant Endorsement in the first two contract years. The Company also reserves the right to charge up to $150 for the Income Payment Endorsement.

Transfer Processing Fee. Currently no fee is charged for transfers. However, the Company reserves the right to charge $10 for the 13th transfer and each additional transfer during a Contract Year.

Duplicate Policy Charge. You can obtain a summary of your Contract at no charge. There will be a $30 charge for a duplicate Contract. In addition, a Written Request is needed to request a duplicate contract.

Fund Expenses. The Funds also charge annual Fund expenses at the ranges shown in the expense table.

ANNUITY PROVISIONS

You select the Annuity Date. For Non-Qualified Contracts, the Annuity Date must be on or prior to the later of (1) the Contract Anniversary following the Annuitant's 85th birthday. You may change the Annuity Date as described in DESCRIPTION OF THE CONTRACT, Annuity Payments on the Annuity Date.

On the Annuity Date, the Adjusted Contract Value will be applied to an annuity payment option, unless you choose to receive the Surrender Value in a lump sum. (See ANNUITY PAYMENT OPTIONS.)

FEDERAL TAX STATUS


Generally, any distribution from your Contract may result in taxable income. A 10% federal penalty tax may also apply to distributions before age 59 1/2. For a further discussion of the federal income tax status of variable annuity contracts, see Federal Tax Matters.


                         CUNA MUTUAL INSURANCE SOCIETY,
                  THE CUNA MUTUAL VARIABLE ANNUITY ACCOUNT, AND
                              THE UNDERLYING FUNDS


CUNA Mutual Insurance Society (the Company), is the insurer. CUNA Mutual Variable Annuity Account (the "Variable Account"), is a separate account of the Company. Six registered investment companies of the series type serve as underlying investment options for the Variable Account.

CUNA MUTUAL INSURANCE SOCIETY


CUNA Mutual Insurance Society is a mutual life insurance company that was originally organized in Wisconsin in 1935. Effective January 1, 2008, CUNA Mutual Life Insurance Company merged into CUNA Mutual Insurance Society.


The Company is one of the world's largest direct underwriters of credit life and disability insurance, and is a major provider of qualified pension products to credit unions. Further, the Company offers fixed and variable annuities, individual life insurance, health policies, term and permanent life insurance, and long-term care insurance.

The Home Office of the Company is located at 2000 Heritage Way, Waverly, Iowa 50677-9202. The telephone number is 1-800-798-5500.


As of December 31, 2007, the Company had approximately $15.2 billion in assets and more than $75.7 billion of life insurance in force.


CUNA MUTUAL VARIABLE ANNUITY ACCOUNT

The Variable Account was established by the Company as a separate account on December 14, 1993. The Variable Account will receive and invest Net Purchase Payments made under the Contracts. In addition, the Variable Account may receive and invest purchase payments for other variable annuity contracts issued in the future by the Company.

Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts and any other contracts supported by the Variable Account. The Company has the right to transfer to the General Account any assets of the Variable Account which are in excess of reserves and other Contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

The Variable Account is divided into Subaccounts. In the future, the number of Subaccounts may change. Each Subaccount invests exclusively in shares of a single corresponding Fund. The income, gains and losses, realized or unrealized, from the assets allocated to each Subaccount are credited to or charged against that Subaccount without regard to income, gains or losses of any other Subaccount, Separate Account or the Company itself.

The Variable Account has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account or of the Company by the SEC. The Variable Account is also subject to the laws of the State of Iowa which regulate the operations of insurance companies domiciled in Iowa.

THE UNDERLYING FUNDS


The Variable Account currently invests in the series of Funds, including AIM Variable Insurance Funds, Franklin Templeton Variable Insurance Funds, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Ultra Series Fund and Van Kampen Life Investment Trust. The Ultra Series Fund, a management investment company of the series type with one or more investment portfolios or Funds, that is registered with the SEC as an open-end, management investment company.


The investment objectives and policies of each Fund are summarized below. THERE IS NO ASSURANCE THAT ANY FUND WILL ACHIEVE ITS STATED OBJECTIVES. More detailed information, including a description of risks and expenses, may be found in the Fund's prospectus which must accompany or precede this Prospectus. The Fund prospectus should be read carefully and retained for future reference.

The Company selects the Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance, fees, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Fund, its investment adviser, its subadviser(s), or an affiliate will compensate the Company or its affiliates, as described below under "Servicing Fees" and "Distribution of the Contract." The Company reviews the Funds periodically and may remove or limit a Fund's availability to new purchase payments and/or transfers of Contract Value if the Company determines that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Owners.



Owners, through their indirect investment in the Funds, bear the costs of investment advisory or management fees that the Funds pay their respective investment advisers, and in some cases, subadvisers (see the Funds' prospectuses for more information). As discussed above, an investment adviser or subadviser to a Fund, or its affiliates, may make payments to the Company and/or certain of the Company's affiliates. These payments may be derived, in whole or in part, from the advisory (and in some cases, subadvisory) or other fees deducted from Fund assets.



AIM VARIABLE INSURANCE FUNDS



AIM V.I. Global Real Estate Fund - Series II Shares. This Fund seeks a high total return through growth of capital and current income. The Fund invests, normally, at least 80% of its assets in securities of real estate and real estate-related companies.



FRANKLIN TEMPLETON VARIABLE INSURANCE FUNDS



Franklin High Income Securities Class 4. This Fund seeks a high level of current income with capital appreciation as a secondary goal. The Fund normally invests 66% to 80% or more in debt securities offering high yield and expected total return.



Franklin Income Securities Class 4. This Fund seeks to maximize income while maintaining prospects for capital appreciation. The Fund normally invests in both equity and debt securities. The Fund seeks income by investing in corporate, foreign and U.S. Treasury bonds as well as stocks with dividend yields the manager believes are attractive.



Mutual Discovery Securities Class 4. This Fund seeks capital appreciation. The Fund normally invests 66% to 80% in U.S. and foreign securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.



OPPENHEIMER VARIABLE ACCOUNT FUNDS



Oppenheimer International Growth Fund(R)/VA. This Fund seeks long-term growth of capital by investing under normal circumstances, at least 90% of its total assets in equity securities of companies wherever located, the primary stock market of which is outside the United States.



Oppenheimer Main Street Small Cap Fund(R)/VA. Seeks capital appreciation by investing mainly in common stocks of small-capitalization U.S. companies the Fund's investment manager believes have favorable business trends or prospects.



Oppenheimer Main Street Fund(R)/VA. Seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. Currently invests mainly in common stocks of U.S. companies of different capitalization ranges.



PIMCO VARIABLE INSURANCE TRUST



PIMCO CommodityRealReturn(TM) Strategy Portfolio. The Portfolio may pursue its investment objective by investing in the PIMCO Cayman Commodity Portfolio I Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by PIMCO, and has the same investment objective and will be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio. With respect to its investments in certain securities that involve leverage, the Subsidiary will comply with asset segregation or "earmarking" requirements to the same extent as the Portfolio.



PIMCO Total Return Portfolio. Seeks maximum total return, consistent with preservation of capital and prudent investment management. Invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities, with an average duration of 3-6 years.



PIMCO VIT Global Bond Portfolio (Unhedged). Seeks maximum total return, consistent with preservation of capital and prudent investment management. The portfolio focus is both U.S. and non-U.S. intermediate maturity fixed income securities with an average duration of 3-7 years.


THE ULTRA SERIES FUND

The Ultra Series Fund offers Funds as investment options under the Contracts.

Conservative Allocation Fund. This Fund seeks income, capital appreciation and relative stability of value by investing primarily in shares of underlying funds, including Exchange Traded Funds (ETFs). The Fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by MEMBERS Capital Advisors, the Fund's investment adviser.

Moderate Allocation Fund. This Fund seeks capital appreciation, income and moderated market risk by investing primarily in shares of underlying funds, including ETFs. The Fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by MEMBERS Capital Advisors, the Fund's investment adviser.

Aggressive Allocation Fund. This Fund seeks capital appreciation by investing primarily in shares of underlying funds, including ETFs. The Fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by MEMBERS Capital Advisors, the Fund's investment adviser.

Money Market Fund. This Fund seeks high current income from money market instruments consistent with preservation of capital and liquidity. AN INVESTMENT IN THE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

Bond Fund. This Fund seeks a high level of current income, consistent with the prudent limitation of investment risk.

High Income Fund. This Fund seeks high current income. The Fund also seeks capital appreciation, but only when consistent with its primary goal.

Diversified Income Fund. This Fund seeks a high total return through the combination of income and capital appreciation.

Large Cap Value Fund. This Fund seeks long-term capital growth with income as a secondary consideration.

Large Cap Growth Fund. This Fund seeks long- term capital appreciation.

Mid Cap Value Fund. This Fund seeks long-term capital appreciation.

Mid Cap Growth Fund. This Fund seeks long-term capital appreciation.

Small Cap Value Fund. This Fund seeks long-term capital appreciation.

Small Cap Growth Fund. This Fund seeks long-term capital appreciation.

International Stock Fund. This Fund seeks long-term growth of capital.

Global Securities Fund. This Fund seeks capital appreciation.

MEMBERS Capital Advisors, Inc. serves as investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the trustees of the Ultra Series Fund.

MEMBERS Capital Advisors, Inc. serves as investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the trustees of the Ultra Series Fund.

During extended periods of low interest rates, the yields of the Money Market Fund may become extremely low and possibly negative.


VAN KAMPEN LIFE INVESTMENT TRUST



Van Kampen Life Investment Trust Mid Cap Growth Portfolio (formerly Aggressive Growth Portfolio) Class II. Seeks capital growth by investing primarily in common stocks and other equity securities of medium-sized growth companies.



Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares. Seeks long-term growth of capital and income by investing primarily in income-producing equity securities, including common stocks and convertible securities.



AVAILABILITY OF THE FUNDS



The Variable Account purchases shares of a Fund in accordance with a participation agreement. If a participation agreement terminates, the Variable Account may not be able to purchase additional shares of the Fund (s) covered by the agreement. Likewise, in certain circumstances, it is possible that shares of a Fund may not be available to the Variable Account even if the participation agreement relating to that Fund has not been terminated. In either event, Owners will no longer be able to allocate purchase payments or transfer Contract Value to the Subaccount investing in the Fund.


SERVICING FEES


The Company has entered into agreements with the investment adviser or distributor of certain Funds pursuant to which the investment adviser or distributor pays the Company a servicing fee based upon an annual percentage of the average daily net assets invested by the Variable Account (and other separate accounts of the Company and its affiliates) in the Fund. These percentages vary and currently range from 0.10% to 0.25% of each Fund's average daily net assets. The percentage amount is based on assets of the particular Fund attributable to the Contract issued administered by the Company (or an affiliate). The amounts the Company receives under the servicing agreements may be significant.



The service fees are for administrative services provided to the Funds by the Company and its affiliates. These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Funds. Owners, through their indirect investment in the Funds, bear the costs of the investment management fees.



In addition, certain Funds have adopted 12b-1 plans. Such plans allow the Fund to pay to 12b-1 fees to those who sell or distribute Fund shares and/or provide services to shareholders and Owners. Each of those Funds describes its 12b-1 plan in its prospectus. Under certain 12b-1 plans, the Company may receive 12b-1 fees for providing services to the Funds. Furthermore, under certain 12b-1 plans, CUNA Brokerage may receive 12b-1 fees for providing distribution services to the Funds. 12b-1 fees are deducted from Fund assets.

RESOLVING MATERIAL CONFLICTS

The Funds are offered through other separate accounts of the Company and directly to employee benefit plans affiliated with the Company. The Company does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interest of the Variable Account and one or more of the other separate accounts in which these Funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Owners and those of owners of other types of contracts issued by the Company. Material conflicts could also arise between the interests of Owners (or owners of other types of contracts issued by the Company) and the interests of participants in employee benefit plans invested in the Funds. If a material conflict occurs, the Company will take steps to protect Owners and variable annuity Payees, including withdrawal of the Variable Account from participation in the Fund(s) involved in the conflict.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a Fund that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Fund are no longer available for investment or if, in the Company's judgment, further investment in any Fund should become inappropriate, the Company may redeem the shares, if any, of that Fund and substitute shares of another Fund. Such other Funds may have different fees and expenses. The Company will not substitute any shares attributable to a Contract's interest in a Subaccount without prior notice and approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

The Company also reserves the right to establish additional Subaccounts of the Variable Account, each of which would invest in shares of a new corresponding Fund having a specified investment objective. The Company may, in its sole discretion, establish new Subaccounts or eliminate or combine one or more Subaccounts if marketing needs, tax considerations, or investment conditions warrant. Any new Subaccounts may be made available to existing Owners on a basis to be determined by the Company. Also, certain Subaccounts may be closed to certain customers. Subject to obtaining any approvals or consents required by applicable law, the assets of one or more Subaccounts may be transferred to any other Subaccount if, in the sole discretion of the Company, marketing, tax, or investment conditions warrant.

In the event of any such substitution or change, the Company (by appropriate endorsement, if necessary) may change the Contract to reflect the substitution or change.

If the Company considers it to be in the best interest of Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management investment company under the 1940 Act, it may be deregistered under the 1940 Act if registration is no longer required, it may be combined with other Company separate accounts, or its assets may be transferred to another separate account of the Company. In addition, the Company may, when permitted by law, restrict or eliminate any voting rights of Owners or other persons who have such rights under the Contracts.

These mutual fund portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain portfolios available under the policy may be very similar to the investment objectives and policies of other portfolios that are managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the portfolios available under the policy may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios available under the policy will be comparable to the investment results of any other mutual fund portfolio, even in the other portfolio has the same investment adviser or manager and the same investment objectives and policies, and a very similar name.

                           DESCRIPTION OF THE CONTRACT

ISSUANCE OF A CONTRACT


In order to purchase a Contract, application must be made to the Company through a licensed representative of the Company, who is also a registered representative of CUNA Brokerage Services, Inc. ("CUNA Brokerage") or a broker-dealer having a selling agreement with CUNA Brokerage or a broker-dealer having a selling agreement with such broker-dealer. There may be delays in the Company's receipt of application that are outside of its control because of the failure of the selling agent to forward to application to the Company promptly, or because of delays in determining that the Contract is suitable for you. Any such delays will affect when your Contract is issued and when your purchase payment is allocated among the Subaccounts.





The Company may also be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans, or death benefits, until instructions are received from the appropriate regulator.


If mandated under applicable law, the Company may be required to reject a purchase payment.


PURCHASE PAYMENTS

The minimum amount required to purchase a Contract depends upon several factors. The minimum purchase amount the Company must receive during the first 12 months of the Contract is:

     -    $5,000, except as described below.

     - $2,000 for Contracts that qualify for special federal income tax treatment under Sections 401, 408, 408A, or 457 of the Code. This category includes qualified pension plans, individual retirement accounts, and certain deferred compensation plans.

     - $300 for Contracts that qualify for special federal income tax treatment under Section 403(b) of the Code. This category includes tax-sheltered annuities.

     - The value of a Contract exchanged pursuant to Section 1035 of the Code, if the Company approves the transaction prior to the exchange.

     - $600 for a Contract sold to employees of the Company and its subsidiaries, to employees of CUNA Mutual and its subsidiaries, and to registered representatives and other persons associated with CUNA Brokerage. This category includes both individual retirement accounts and non-individual retirement accounts.

Unless the minimum purchase amount specified above already has been paid in full at the time of application, an automatic purchase payment plan must be established to schedule regular payments during the first 12 months of the Contract. Under the Company's automatic purchase payment plan, the Owner can select a monthly payment schedule pursuant to which purchase payments will be automatically deducted from a credit union account, bank account or other source.

The amount paid at time of application and the regular payment schedule established under the automatic purchase plan must total at least the amount shown above as a minimum purchase amount. For example, if $5,000 is the required minimum purchase amount, a $2,000 payment at the time of application and an automatic payment plan amount of $272.73 a month for the next 11 months would be sufficient. Similarly, if $2,000 is the required minimum purchase amount, an initial purchase payment of $166.74 and an automatic payment plan amount of $166.66 for each of the next 11 months would be sufficient. (Tax law limits the amount of annual contributions that the Company is permitted to accept for an individual retirement account, except in the case of a rollover or transfer.)

The minimum size for an initial purchase payment and subsequent purchase payment is $100, unless the payment is made through an automatic purchase payment plan in which case the minimum size is $25. Purchase payments may be made at any time during the Annuitant's lifetime and before the Annuity Date. Additional purchase payments after the initial purchase payment are not required.

The Company reserves the right not to accept (1) purchase payments received after the Contract Anniversary following the Annuitant's 85th birthday, (2) purchase payments of less than $100, (3) purchase payments in excess of $1 million; (4) if mandated by applicable law. Also, the Company reserves the right to change the size of minimum payments and, with respect to Contracts not yet issued, the size of the minimum purchase amounts.

The Company reserves the right, if allowed by state law, to terminate a Contract and pay the Contract Value to the Owner if: (1) no purchase payments have been received during the prior 24 months, (2) aggregate purchase payments up to the time of termination total less than $2,000, and (3) Contract Value is less than $2,000. Since the charges imposed on such a Contract will be significant, only those with the financial capability to keep a contract in place for a substantial period should purchase a contract.

RIGHT TO EXAMINE

The Contract provides for an initial "right to examine" period. The Owner has the right to reject the Contract for any reason within 10 days of receiving it. In some states, this period may be longer than 10 days.


Depending upon the state of issuance of the Contract, the Owner is subject to market risk during the Right to Examine period. The contract may be returned, along with a Written Request, to the Mailing Agent or the registered representative within 10 days of receipt. The Company will cancel the Contract and refund the Contract Value or another amount required by law as of the date of the Home Office receives a complete Written Request. The refunded Contract Value will reflect the deduction of any contract charges, unless otherwise required by law. This means that you will be subject to market risk during the Right to Examine Period. Some states may require that the Company refund your purchase payment to you. In those states, you will receive the greater of Contract Value or your purchase payments when you return your Contract.



In jurisdictions of issuance where state law so requires, the amount refunded to the Owner may equal aggregate purchase payments made.


ALLOCATION OF PURCHASE PAYMENTS

At the time of application, the Owner selects how the initial Net Purchase Payment is to be allocated among the Subaccounts and the Guaranteed Interest Option. An allocation to a Subaccount must be for at least 1% of a purchase payment and be in whole percentages. An allocation to the Guaranteed Interest Option must be for at least $1,000.


If the application for a Contract is properly completed and is accompanied by all the information necessary to process it, including payment of the initial purchase payment, the initial Net Purchase Payment will be allocated, as designated by the Owner, to one or more of the Subaccounts or to the Guaranteed Interest Option within two Valuation Days of receipt of such purchase payment by the Company's Mailing Agent. If the application is not properly completed, the Company reserves the right to retain the purchase payment for up to five Valuation Days while it attempts to complete the application. If information which completes the application is received after 3:00 p.m. Central Time, the initial Net Purchase Payment will be allocated on the next Valuation Day. If the application is not complete at the end of the 5-day period, the Company will inform the applicant of the reason for the delay and the initial purchase payment will be returned immediately, unless the applicant specifically consents to the Company retaining the purchase payment until the application is complete. Once the application is complete, the initial Net Purchase Payment will be allocated as designated by the Owner within two Valuation Days.


Notwithstanding the foregoing, in jurisdictions where the Company must refund aggregate purchase payments in the event the Owner exercises the right to examine, any portion of the initial Net Purchase Payment to be allocated to a Subaccount will be allocated to the Money Market Subaccount for a 20-day period following the Contract Date. At the end of that period, the amount in the Money Market Subaccount will be allocated to the Subaccounts as designated by the Owner based on the proportion that the allocation percentage for each such Subaccount bears to the sum of the allocation percentages.

Any subsequent Net Purchase Payments will be allocated as of the end of the Valuation Period in which the subsequent Net Purchase Payment is received by the Company and will be allocated in accordance with the allocation schedule in effect at the time the purchase payment is received. However, Owners may direct individual payments to a specific Subaccount or to the Guaranteed Interest Option (or any combination thereof) without changing the existing allocation schedule. The allocation schedule may be changed by the Owner at any time by Written Request. Changing the purchase payment allocation schedule will not change the allocation of existing Contract Value among the Subaccounts or the Guaranteed Interest Option.

The Contract Values allocated to a Subaccount will vary with that Subaccount's investment experience, and the Owner bears the entire investment risk. Owners should periodically review their purchase payment allocation schedule in light of market conditions and their overall financial objectives.

VARIABLE CONTRACT VALUE

The Variable Contract Value will reflect the investment experience of the selected Subaccounts, any Net Purchase Payments paid, any surrenders or partial withdrawals, any transfers, and any charges assessed in connection with the Contract. There is no guaranteed minimum Variable Contract Value, and, because a Contract's Variable Contract Value on any future date depends upon a number of variables, it cannot be predetermined.

Calculation of Variable Contract Value. The Variable Contract Value is determined at the end of each Valuation Period. The value will be the total of the values attributable to the Contract in each of the Subaccounts. The Subaccounts are valued by multiplying that Subaccount's unit value for the relevant Valuation Period by the number of Accumulation Units of that Subaccount allocated to the Contract.

Determination of Number of Accumulation Units. Any amounts allocated or transferred to the Subaccounts will be converted into Subaccount Accumulation Units. The number of Accumulation Units to be credited to a Contract is determined by dividing the dollar amount being allocated or transferred to a Subaccount by the Accumulation Unit value for that Subaccount at the end of the Valuation Period during which the amount was allocated or transferred. The number of Accumulation Units in any Subaccount will be increased at the end of the Valuation Period by any Net Purchase Payments allocated to the Subaccount during the current Valuation Period and by any amounts transferred to the Subaccount from another Subaccount or from the Guaranteed Interest Option during the current Valuation Period.

Any amounts transferred, surrendered, or deducted from a Subaccount will be processed by canceling or liquidating Accumulation Units. The number of Accumulation Units to be canceled is determined by dividing the dollar amount being removed from a Subaccount by the Accumulation Unit value for that Subaccount at the end of the Valuation Period during which the amount was removed. The number of Accumulation Units in any Subaccount will be decreased at the end of the Valuation Period by: (a) any amounts transferred (including any applicable transfer fee) from that Subaccount to another Subaccount or to the Guaranteed Interest Option, (b) any amounts withdrawn or surrendered during that Valuation Period, (c) any surrender charge, annual Contract fee or premium tax assessed upon a partial withdrawal or surrender, and (d) the annual Contract fee, if assessed during that Valuation Period.

Determination of Accumulation Unit Value. The Accumulation Unit value for each Subaccount's first Valuation Period was set at $10. The Accumulation Unit value for a Subaccount is calculated for each subsequent Valuation Period by subtracting (2) from (1) and dividing the result by (3), where:

     (1)  Is the result of:

          (a) the net assets of the Subaccount (i.e., the aggregate value of underlying Fund shares or units held by the Subaccount) as of the end of the Valuation Period;

          (b) plus or minus the net charge or credit with respect to any taxes paid or any amount set aside as a provision for taxes during the Valuation Period that the Company determines to be attributable to the operations of the Subaccount.

     (2) The cumulative unpaid daily charge for mortality and expense risks and for administration multiplied by the number of days in the Valuation Period.

     (3) The number of Accumulation Units outstanding as of the end of the Valuation Period.

TRANSFER PRIVILEGES

General. On or before the Annuity Date and subject to the restrictions described below, the Owner may transfer all or part of the amount in a Subaccount or the Guaranteed Interest Option to another Subaccount or the Guaranteed Interest Option.

Transfers to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be allocated to the Money Market Subaccount). Transfers are not allowed to the DCA One Year Guarantee Period. Except for the DCA One Year Guarantee Period, transfers out of the Guaranteed Interest Option are only permitted during the 30-day period prior to the expiration of a Guarantee Period. Transfers from the DCA One Year Guarantee Period may be made throughout its Guarantee Period. Transfers will be made as of the Valuation Day on which Written Request requesting such transfer is received by the Company if received before 3:00 p.m. Central Time. Transfers will be made as of the Valuation Day next following the day on which Written Request requesting such transfer is received, if received after 3:00 p.m. Central Time. Subject to these restrictions, there currently is no other limit on the number of transfers that can be made among or between Subaccounts or to or from the Guaranteed Interest Option.


Transfers may be made by Written Request. A telephone transfer authorization form received by the Company's Mailing Agent is valid until it is rescinded or revoked in writing by the Owner(s) or until a subsequently dated form signed by the Owner(s) is received by the Company's Mailing Agent. If a currently valid telephone transfer authorization form is on file, the Company may act upon the instructions of all Owner(s). The Company is not responsible for inability to receive an Owner's instructions because of busy telephone lines or malfunctioning telephone equipment.


The Company will send a written confirmation of all transfers made pursuant to telephone instructions. The Company may also require a form of personal identification prior to acting on instructions received by telephone and tape record instructions received by telephone. If the Company follows these procedures, it will not be liable for any losses to Owners due to unauthorized or fraudulent instructions.


Telephone (and facsimile) may not always be available. Any telephone (and facsimile), whether it is yours, your service provider's, your registered representative's, or the Company's, can experience outages or slowdowns for a variety of reasons. For example, telephone communications may not be available due to natural disasters (such as hurricanes or earthquakes), man-made disasters (such as acts of terrorism, computer failures, electrical blackouts, or certain fires), or simply because of a high number of calls (which is likely to occur during periods of high market turbulence). These outages or slowdowns may delay or prevent processing your request. Although the Company has taken precautions to help its systems handle heavy use, it cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to the Home Office.


Additional Transfer Limitations. Frequent, large, or short-term transfers among Subaccounts, such as those associated with "market timing" transactions, can adversely affect the Funds and the returns achieved by Owners. In particular, such transfers may dilute the value of Fund shares, interfere with the efficient management of the Funds, and increase brokerage and administrative costs of the Funds. These costs are borne by all Owners invested in the Subaccounts, not just those making the transfers.

In order to try to protect Owners and the Funds from potentially harmful trading activity, the Company has certain market timing policies and procedures (the "Market Timing Procedures").

Detection. The Company employs various means in an attempt to detect, deter, and prevent frequent, large, or short-term transfer activity among the Subaccounts that may adversely affect other Owners or Fund shareholders. The Company may vary the Market Timing Procedures with respect to the monitoring of potential harmful trading activity from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. However, the Company will apply the Market Timing Procedures, including any variance in the Market Timing Procedures by Subaccount, uniformly to all Owners. The Company also coordinates with the Funds to identify potential market timers, and will investigate any patterns of trading behavior identified by Funds that may not have been captured through operation of the Market Timing Procedures.


Please note that despite its best efforts, the Company may not be able to detect nor stop all harmful trading.

Deterrence. Once an Owner has been identified as a "market timer" under the Market Timing Procedures, the Company notifies the Owner that from that date forward, for three months from the date the Company mailed the notification letter, the telephone transfer and withdrawal privilege will be revoked. He or she will only be permitted to make transfers or withdrawals by written request with an original signature conveyed through the U.S. mail or overnight delivery service.


In its sole discretion, the Company may revise the Market Timing Procedures at any time without prior notice as necessary to (i) better detect and deter frequent, large, or short-term transfers that may adversely affect other Owners or Fund shareholders, (ii) comply with state or federal regulatory requirements, or (iii) impose additional or alternate restrictions on market timers (such as dollars or percentage limits on transfers). The Company also reserves the right, to the extent permitted by applicable law, to implement and administer redemption fees imposed by one or more of the Funds in the future. If required by applicable law, the Company may deduct redemption fees imposed by the Funds. Further, to the extent permitted by law, the Company also reserves the right to defer the transfer privilege at any time that it is unable to purchase or redeem shares of the Funds. You should be aware that the Company is contractually obligated to prohibit purchases and transfers by Owners identified by a Fund and to provide Owner transaction data to the Funds.


The Company currently does not impose redemption fees on transfers, or expressly allow a certain number of transfers in a given period, or limit the size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than the Company's in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

The Company's ability to detect and deter such transfer activity is limited by its operational and technological systems, as well as by its ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. Accordingly, despite the Company's best efforts, it cannot guarantee that the Market Timing Procedures will detect or deter frequent or harmful transfers by such Owners or intermediaries acting on their behalf. The Company applies the Market Timing Procedures consistently to all Owners without waiver or exception.


Fund Frequent Trading Policies. The Funds have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The frequent trading policies and procedures of a Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Funds and the polices and procedures the Company has adopted to discourage market timing and other programmed, large, frequent, or short-term transfers. Accordingly, Owners and other persons who have material rights under the Contracts should assume that the sole protections they may have against potential harm from frequent transfers are the protections, if any, provided by the Market Timing Procedures. You should read the prospectuses of the Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.


Omnibus Orders. Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and individual retirement plan participants. The omnibus nature of these orders may limit each Fund's ability to apply its respective frequent trading policies and procedures. In addition, if a Fund believes that an omnibus order the

Company submits may reflect one or more transfer requests from Owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the Fund may reject the entire omnibus order and thereby delay or prevent the Company from implementing your request.

Transfer Fee. Currently no fee is charged for transfers. However, the Company reserves the right to charge $10 for the 13th transfer and each additional transfer during a Contract Year. (See CHARGES AND DEDUCTIONS.)

Dollar-Cost Averaging. If elected at the time of the application or at any other time by Written Request, an Owner may systematically or automatically transfer (on a monthly, quarterly, semi-annual, or annual basis) specified dollar amounts from the Money Market Subaccount or the DCA One Year Guarantee Period to other Subaccounts. This is known as the dollar-cost averaging method of investment. The fixed dollar amount will purchase more Accumulation Units of a Subaccount when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases had been made at the highest value and greater than if all purchases had been made at the lowest value. The dollar-cost averaging method of investment reduces the risk of making purchases only when the price of Accumulation Units is high. It does not assure a profit or protect against a loss in declining markets.

The minimum transfer amount for dollar-cost averaging is the equivalent of $100 per month. If less than $100 remains in the Money Market or DCA One Year Guarantee Period, the entire amount will be transferred. The amount transferred to a Subaccount must be at least 1% of the amount transferred and must be stated in whole percentages. An amount transferred to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be transferred to the Money Market Subaccount).

Once elected, dollar-cost averaging remains in effect until the earliest of: (1) the Variable Contract Value in the Money Market Subaccount or the value in the DCA One Year Guarantee Period is depleted to zero; (2) the Owner cancels the election by Written Request; or (3) for three successive months, the Variable Contract Value in the Money Market Subaccount or the value in the DCA One Year Guarantee Period has been insufficient to implement the dollar-cost averaging instructions the Owner has given to the Company. The Company will notify the Owner when dollar-cost averaging is no longer in effect. There is no additional charge for using dollar-cost averaging. The Company reserves the right to modify and/or discontinue offering dollar-cost averaging at any time and for any reason.

Other Types of Automatic Transfers. If elected at the time of the application or at any other time by Written Request, an Owner may systematically or automatically transfer (on a monthly, quarterly, semi-annual, or annual basis) Variable Contract Value from one Subaccount to another. Amounts may also be automatically transferred from the DCA One Year Guarantee Period to one or more Subaccounts. Such automatic transfers may be requested on the following basis:
(1) as a specified dollar amount, (2) as a specified number of Accumulation Units, (3) as a specified percent of Variable Contract Value in a particular Subaccount, or (4) in an amount equal to the excess of a specified amount of Variable Contract Value in a particular Subaccount.

The minimum automatic transfer amount is the equivalent of $100 per month. If less than $100 remains in the Subaccount or DCA One Year Guarantee Period from which transfers are being made, the entire amount will be transferred. The amount transferred to a Subaccount must be at least 1% of the amount transferred and must be stated in whole percentages. An amount transferred to the Guaranteed Interest Option must be at least $1,000. Once elected, automatic transfers remain in effect until the earliest of: (1) the Variable Contract Value in the Subaccount or DCA One Year Guarantee Period from which transfers are being made is depleted to zero; (2) the Owner cancels the election by Written Request; or
(3) for three successive months, the Variable Contract Value in the Subaccount from which transfers are being made has been insufficient to implement the automatic transfer instructions the Owner has given to the Company. The Company will notify the Owner when automatic transfer instructions are no longer in effect. There is no additional charge for using automatic transfers. The Company reserves the right to modify or discontinue offering automatic transfer at any time and for any reason.

Automatic Personal Portfolio Rebalancing Service. If elected at the time of the application or requested at any other time by Written Request, an Owner(s) may instruct the Company to automatically transfer (on a monthly, quarterly, semi-annual or annual basis) Variable Contract Value between and among specified Subaccounts in order to achieve a particular percentage allocation of Variable Contract Value among such Subaccounts. Such percentage allocations must be in whole percentages and be at least 1% per allocation. Owners may start and stop automatic Variable Contract Value subaccount rebalancing at any time and may specify any percentage allocation of Contract Value between or among as many Subaccounts as are available at the time the rebalancing is elected. (If Owner(s) elect automatic Variable Contract Value rebalancing without specifying such percentage allocation(s), the Company will allocate Variable Contract Value in accordance with the Owner's currently effective purchase payment allocation schedule.) There is no additional charge for using Variable Contract Value rebalancing. If the owners do not specify a frequency for rebalancing, we will rebalance quarterly. The Company reserves the right to modify and/or discontinue offering the Automatic Personal Portfolio Rebalancing Service at any time and for any reason.

SURRENDERS AND PARTIAL WITHDRAWALS


Surrenders. At any time on or before the Annuity Date, the Owner may surrender the Contract for its Surrender Value. The Surrender Value will be determined as of the Valuation Period on the date the Written Request, requesting surrender, and the Contract are received by the Company's Mailing Agent. The Company must receive your surrender request by 3:00 p.m. Central Time will be processed the next Valuation Day. The Surrender Value will be paid in a lump sum unless the Owner requests payment under an annuity payment option. A surrender may have adverse federal income tax consequences, including a penalty tax. (See FEDERAL TAX MATTERS, Taxation of Annuities.)



Partial Withdrawals. At any time on or before the Annuity Date, Owner may make withdrawals of the Surrender Value. There is no minimum amount which may be withdrawn but the maximum amount is that which would leave the remaining Surrender Value equal to $2,000. A partial withdrawal request that would reduce the Surrender Value to less than $2,000 is treated as a request for a full surrender of the Contract. The Company will withdraw the amount requested from the Contract Value as of the Valuation Day Written Request requesting the partial withdrawal is received prior to 3:00 p.m. Central Time by the Mailing Agent. Any requests received after 3:00 p.m. Central Time will be processed the next Valuation Day. Any applicable interest adjustment will be deducted from the remaining Contract Value. (See THE GUARANTEED INTEREST OPTION, Interest Adjustment.) Any applicable surrender charge also will be deducted from the remaining Contract Value. (See CHARGES AND DEDUCTIONS, Surrender Charge.)


The Owner may specify the amount of the partial withdrawal to be made from Subaccounts or Guarantee Amounts. If the Owners do not so specify, or if the amount in the designated Subaccounts or Guarantee Amount is inadequate to comply with the request, the partial withdrawal will be made from each Subaccount and each Guarantee Amount based on the proportion that the value in such Subaccount or Guarantee Amount bears to the total Contract Value immediately prior to the partial withdrawal.

A partial withdrawal may have adverse federal income tax consequences, including a penalty tax. (See FEDERAL TAX MATTERS, Taxation of Annuities.)

Surrender and Partial Withdrawal Restrictions. The Owner's right to make surrenders and partial withdrawals is subject to any restrictions imposed by applicable law or employee benefit plan.

Restrictions on Distributions from Certain Types of Contracts. There are certain restrictions on surrenders of and partial withdrawals from Contracts used as funding vehicles for Code Section 403(b) retirement programs. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (i) elective contributions made in years beginning after December 31, 1988;
(ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

Systematic Withdrawals. If elected at the time of the application or requested at any other time by the Written Request, Owners may elect to receive periodic partial withdrawals under the Company's systematic withdrawal plan. Under the systematic withdrawal plan, the Company will make partial withdrawals (on a monthly, quarterly, semi-annual, or annual basis) from designated Subaccounts as specified by the Owner. Such withdrawals must be at least $100 each. Generally, Systematic Withdrawals may only be made from Variable Contract Value subaccounts.


Systematic Withdrawals can be made from the Guaranteed Interest Option to satisfy Required Minimum Distributions. This $100 minimum withdrawal requirement may be waived if the withdrawal is necessary to meet the required minimum distribution under the Code. Generally, owners must be at least age 59 1/2 to participate in the systematic withdrawal plan unless they elect to receive substantially equal periodic payments. The Company will continue Systematic Withdrawals even though a surrender charge is deducted. If any specified fund does not have sufficient value to process a systematic withdrawal request, the request will be processed pro-rata from all funds on the contract. Pro-rata Systematic Withdrawals from the Guaranteed Interest Option may incur an Interest Adjustment.


The withdrawals may be requested on the following basis: (1) as a specified dollar amount, (2) as a specified whole number of Accumulation Units, (3) as a specified percent of Variable Contract Value in a particular Subaccount, (4) in an amount equal to the excess of a specified amount of Variable Contract Value in a particular Subaccount, and (5) in an amount equal to an Owner's required minimum distribution under the Code.

Participation in the systematic withdrawal plan will terminate on the earliest of the following events: (1) the Variable Contract Value in a Subaccount from which partial withdrawals are being made becomes zero, (2) a termination date specified by the Owner is reached, (3) the Owner requests that his or her participation in the plan cease, or (4) a surrender charge would be applicable to amounts being withdrawn (i.e., partial withdrawals under the systematic withdrawal plan may not include amounts subject to the surrender charge). With regard to (4), an Owner may, by Written Request, request that systematic withdrawals continue even though a surrender charge is deducted in connection with such withdrawals. Also with regard to (4), if necessary to meet the required minimum distribution under the Code or if necessary to make substantially equal payments as required under the Code, the Company reserves the right to continue systematic withdrawals even though a surrender charge is deducted. At this time, the Company waives surrender charges for required minimum distributions.

There are federal income tax consequences to partial withdrawals through the systematic withdrawal plan and Owners should consult with their tax adviser before electing to participate in the plan. The Company reserves the right to discontinue offering the systematic withdrawal plan at any time.

CONTRACT LOANS

Owners of Contracts issued in connection with retirement programs meeting the requirements of Section 403(b) of the Code (other than those programs subject to Title I of the Employee Retirement Income Security Act of 1974) may borrow from the Company using their Contracts as collateral. Loans such as these are subject to the provisions of any applicable retirement program and to the Code. Owners should, therefore, consult their tax and retirement plan advisers before taking a Contract loan.

At any time, Owners may borrow the lesser of (1) the maximum loan amount permitted under the Code, or (2) 90% of the Surrender Value of their Contract. Loans in excess of the maximum amount permitted under the Code will be treated as a taxable distribution rather than a loan and could cause disqualification of a Section 403(b) contract. The Company will only make Contract loans after approving a written application by the Owner. The written consent of all assignees and irrevocable beneficiaries must be obtained before a loan will be given. The Owner is responsible for ensuring that the loan is taken and repaid in compliance with applicable requirements of the Code.

When a loan is made, the Company transfers an amount equal to the amount borrowed from the Variable Contract Value or Guaranteed Interest Option Value to the Loan Account. The Loan Account is part of the Company's General Account and Contract Value in the Loan Account is separate from any Subaccount or Guarantee Period. The Owner must indicate in the loan application from which Subaccounts or Guarantee Amounts, and in what amounts, Contract Value is to be transferred to the Loan Account. In the absence of any such instructions from the

Owner, the transfer(s) are made pro-rata from all Subaccounts having Variable Contract Value and from all Guarantee Amounts. Loans may be repaid by the Owner at any time before the Annuity Date. Upon the repayment of any portion of a loan, an amount equal to the repayment will be transferred from the Loan Account to the Subaccount(s) or Guarantee Accounts designated by the Owner or according to the Owner's current purchase payment allocation instructions. Loan repayments may not be allocated to the DCA One Year Guarantee Period Account. Amounts transferred from the Guaranteed Interest Option to the Loan Account may be subject to an interest adjustment, if applicable.

The Company charges interest on Contract loans at an effective annual rate of 6.5%. The Company pays interest on the Contract Value in the Loan Account at rates it determines from time to time but never less than an effective annual rate of 3.0%. This rate may change at the Company's discretion and Owners should request current interest rate information from the Company or Representative or by calling the Company at (800) 798-5500. Consequently, the net cost of a loan is the difference between 6.5% and the rate being paid from time to time on the Contract Value in the Loan Account. Interest on Contract loans accrues on a daily basis from the date of the loan and is due and payable at the end of each Contract Year. If the Owner does not pay the interest due at that time, an amount equal to such interest less interest earned on the Contract Value in the Loan Account is transferred from his or her Variable Contract Value or Guaranteed Interest Option Value (as described above for the loan itself) to the Loan Account. This transfer will therefore increase the loan amount.

If at any time, the loan amount causes the Surrender Value to be equal to or less than zero, the Contract will be in default. In this event, the Company will send a Written Request of default to the Owner stating the amount of loan repayment needed to reinstate the Contract and the Owner will have 61 days, from the day the notice is mailed, to pay the stated amount. If the Company does not receive the required loan repayment within 61 days, it will terminate the Contract without value. Principal and interest must be repaid in substantially level payments made no less frequently than quarterly over a five-year period (or, if the loan is used to acquire the Owner's principal residence, a 10, 15 or 20-year period but not beyond the year the Owner attains age 70 1/2). The Owner is allowed a 61-day grace period from the installment due date. If the amount due by the end of the grace period is not received the outstanding loan would default and a taxable distribution of the entire amount of the outstanding principal, interest due, and any applicable charges under this Contract, including any withdrawal charge, will be made. This distribution may be subject to income and penalty tax under the Code and may adversely affect the treatment of the Contract under Code Section 403(b).

Any loan amount outstanding upon the death of the Owner or Annuitant is deducted from any death benefit paid. In addition, a Contract loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment experience of the Variable Account and the interest rates applicable to Guarantee Periods do not apply to the portion of Contract Value transferred to the Loan Account. The longer the loan remains outstanding, the greater this effect is likely to be.

DEATH BENEFIT BEFORE THE ANNUITY DATE

Death of an Owner. If any Owner dies prior to the Annuity Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the Annuitant becomes the new Owner unless the deceased Owner was also the Annuitant. If the sole deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern unless the deceased Owner was one of two joint Annuitants. In the latter event, the surviving Annuitant becomes the Owner.

The following options are available to a sole surviving Owner or a new Owner:

     (1) If the Owner is the spouse of the deceased Owner, he or she may continue the Contract as the new Owner.

     (2) If the Owner is not the spouse of the deceased Owner he or she may elect, within 60 days of the date the Company receives Due Proof of
          Death:

          (a) to receive the Surrender Value in a single sum within 5 years of the deceased Owner's death; or

          (b) to apply the Surrender Value within 1 year of the deceased Owner's death to one of the annuity payment options provided that payments under the option are payable over the new Owner's life or over a period not greater than the new Owner's life expectancy.

If he or she does not elect one of the above options, the Company will pay the Surrender Value five years from the date of the deceased Owner's death.

Under any of these options, sole surviving Owners or new Owners may exercise all Ownership rights and privileges from the date of the deceased Owner's death until the date that the Surrender Value is paid.

Death of the Annuitant. If the Annuitant dies before the Annuity Date, the Company will pay the death benefit described below to the Beneficiary named by the Owner in a lump sum . (Owners and Beneficiaries also may name successor Beneficiaries.) If there is no surviving Beneficiary, the Company will pay the death benefit to the Owner or the Owner's estate. In lieu of a lump sum payment within 5 years of the deceased Annuitant's death, the Beneficiary may elect, within 60 days of the date the Company receives due proof of the Annuitant's death, to apply the death benefit to an annuity payment option, provided that the Annuity Date selected by the Beneficiary is at least two years after the Contract Date. The Company is currently waiving this two year requirement for Annuity Payment Options 3 and 4. (See ANNUITY PAYMENT OPTIONS, Description of Annuity Payment Options.)

If the Annuitant who is also an Owner dies, the provisions described immediately above apply except that the Beneficiary may only apply the death benefit payment to an annuity payment option if:

     (1) payments under the option begin within 1 year of the Annuitant's death; and

     (2) payments under the option are payable over the Beneficiary's life or over a period not greater than the Beneficiary's life expectancy.

Death Benefit. If the Annuitant is age 75 or younger on the Contract Date, the death benefit is an amount equal to the greater of:

     (1) aggregate Net Purchase Payments made under the Contract less partial withdrawals as of the date the Company receives Due Proof of Death of the deceased;

     (2) Contract Value as of the date the Company receives Due Proof of Death of the deceased's death; or

     (3) the death benefit floor amount as of the date of the deceased's death plus any Net Purchase Payments made and less any partial withdrawals made since the most recent death benefit floor computation anniversary prior to death.

For Contracts issued after the Annuitant's 76th birthday, the death benefit is always equal to the Contract Value as of the date the Company receives Due Proof of the Death of Annuitant less any outstanding loan amount and any applicable premium taxes not previously deducted.

The death benefit floor amount is the Contract Value on the most recent death benefit floor computation anniversary. In states other than Texas, death benefit floor computation anniversaries are the 7th Contract Anniversary and each subsequent 7th Contract Anniversary (for example, the 14th Contract Anniversary, the 21st Contract Anniversary, etc.) (In Texas, the death benefit floor computation anniversaries are the 6th Contract Anniversary and each subsequent 6th Contract Anniversary.)

DEATH BENEFIT AFTER THE ANNUITY DATE

If an Owner dies after the Annuity Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the successor Payee becomes the new Owner. If there is no successor Payee, the surviving annuitant becomes the new Owner. Such Owners will have the rights of Owners during the annuity period, including the right to name successor Payees if the deceased Owner had not previously done so. The death of an Annuitant after the Annuity Date will have the effect stated in the annuity payment option pursuant to which annuity payments are being made.

ANNUITY PAYMENTS ON THE ANNUITY DATE

The Owner selects the Annuity Date. For Non-Qualified Contracts, the Annuity Date may not be after the later of the Contract Anniversary following the Annuitant's 85th birthday or 10 years after the Contract Date. For Qualified Contracts, the Annuity Date must be no later than the Annuitant's age 70 1/2 or any other date meeting the requirements of the Code.


The Owner may change the Annuity Date subject to the following limitations: (1) the Owner's Written Request must be received at the Home Office at least 30 days before the current Annuity Date, and (2) the requested Annuity Date must be a date that is at least 30 days after receipt of the Written Request, and (3) the requested Annuity Date must be at least two years after the Contract Date. (The Company is currently waiving the 30 day requirement in (1), however, the Written Request must be received in the Home Office prior to the current Annuity Date.)


On the Annuity Date, the adjusted Contract Value will be applied under the life income annuity payment option with ten years guaranteed, unless the Owner elects to have the proceeds paid under another payment option or to receive the Surrender Value in a lump sum. (See ANNUITY PAYMENT OPTIONS.) In certain states, the Surrender Value will be applied to the annuity payment option rather than the adjusted Contract Value. Unless the Owner instructs the Company otherwise, amounts in the Guaranteed Interest Option will be used to provide a fixed-annuity payment option and amounts in the Variable Account will be used to provide a variable annuity payment option.

The adjusted Contract Value is the Contract Value:

     (1)  plus or minus any applicable interest adjustment;

     (2) minus any applicable surrender charge if annuity payment option 1 is selected;

     (3) minus the pro-rated portion of the annual Contract fee (unless the Annuity Date falls on the Contract Anniversary);

     (4)  minus any applicable loan amount; and

     (5)  minus any applicable premium taxes not yet deducted.

PAYMENTS

Any surrender, partial withdrawal, Contract loan, or death benefit usually will be paid within seven days of receipt of a Written Request, any information or documentation reasonably necessary to process the request, and (in the case of a death benefit) receipt and filing of Due Proof of Death. However, payments may be postponed if:

     (1) the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

     (2)  the SEC permits the postponement for the protection of Owners; or

     (3) the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

If a recent check or draft has been submitted, the Company has the right to delay payment until it has assured itself that the check or draft has been honored.

The Company has the right to defer payment of any surrender, partial withdrawal, or transfer from the Guaranteed Interest Option for up to six months from the date of receipt of Written Request for such a surrender or transfer. If payment is not made within 30 days after receipt of documentation necessary to complete the transaction, or such shorter period required by a particular jurisdiction, interest will be added to the amount paid from the date of receipt of documentation at 3% or such higher rate required for a particular jurisdiction.


Contracts may be sold to or in connection with retirement plans that do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code. Neither the Owner nor the Annuitant may be older than age 85 on the Contract Date.


MODIFICATION

Upon notice to the Owner, the Company may modify the Contract:

     (1) to permit the Contract or the Variable Account to comply with any applicable law or regulation issued by a government agency; or

     (2) to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

     (3)  to reflect a change in the operation of the Variable Account; or

     (4)  to provide for the addition or substitution of investment options.

In the event of most such modifications, the Company will make appropriate endorsement to the Contract.

REPORTS TO OWNERS

At least annually, the Company will mail to each Owner, at such Owner's last known address of record, a report setting forth the Contract Value (including the Contract Value in each Subaccount and each Guarantee Amount) of the Contract, purchase payments paid and charges deducted since the last report, partial withdrawals made since the last report and any further information required by any applicable law or regulation.

Householding. To reduce service expenses, the Company intends to send only one copy of its reports per household regardless of the number of Owners at the household. However, any Owner may obtain additional reports upon request to the Company.


CHANGE OF ADDRESS NOTIFICATION



To protect you from fraud and theft, the Company may verify any changes in address you request by sending a confirmation of the change to both your old and new address. The Company may also call you to verify the change of address.


INQUIRIES

Inquiries regarding a Contract may be made in writing to the Company at its Home Office.

                         THE GUARANTEED INTEREST OPTION

THE GUARANTEED INTEREST OPTION VARIES ACCORDING TO THE STATE IN WHICH THE CONTRACT IS ISSUED. SOLELY FOR THE SAKE OF CONVENIENT REFERENCE, STATES HAVE BEEN DIVIDED INTO THREE CATEGORIES. IN CATEGORY ONE, THE COMPANY OFFERS GUARANTEE PERIODS VARYING IN DURATION FROM ONE YEAR TO TEN YEARS AND THE COMPANY MAY IMPOSE AN INTEREST ADJUSTMENT ON GUARANTEE AMOUNTS WITHDRAWN PRIOR TO THE EXPIRATION OF A GUARANTEE PERIOD.

IN CATEGORY 2, THE COMPANY OFFERS A GUARANTEE PERIOD OF ONE YEAR AND NO INTEREST ADJUSTMENT IS IMPOSED IF GUARANTEE AMOUNTS ARE WITHDRAWN BEFORE THE EXPIRATION OF THAT YEAR.

IN CATEGORY 3, THE COMPANY DOES NOT INTEND TO OFFER A GUARANTEED INTEREST
OPTION.

TO DETERMINE THE GUARANTEED INTEREST OPTION AVAILABLE IN YOUR STATE, FIND THE NAME OF YOUR STATE IN THE LISTS OF STATES BELOW. THEN READ ABOUT THE GUARANTEED INTEREST OPTION AVAILABLE IN THAT STATE.


CATEGORY 1


THE COMPANY, IN CATEGORY 1 STATES, MAY OFFER GUARANTEE PERIODS VARYING IN DURATION FROM ONE YEAR TO TEN YEARS AND THE COMPANY MAY IMPOSE AN INTEREST ADJUSTMENT ON GUARANTEE AMOUNTS WITHDRAWN PRIOR TO THE EXPIRATION OF A GUARANTEE PERIOD. CATEGORY 1 STATES ARE: ALABAMA, ALASKA, ARIZONA, ARKANSAS, CALIFORNIA, COLORADO, CONNECTICUT, DELAWARE, DISTRICT OF COLUMBIA, FLORIDA, GEORGIA, HAWAII, IDAHO, ILLINOIS, INDIANA, IOWA, KANSAS, KENTUCKY, LOUISIANA, MAINE, MASSACHUSETTS, MICHIGAN, MINNESOTA, MISSISSIPPI, MISSOURI, MONTANA, NEBRASKA, NEVADA, NEW HAMPSHIRE, NEW MEXICO, NORTH CAROLINA, NORTH DAKOTA, OHIO, OKLAHOMA, RHODE ISLAND, SOUTH CAROLINA, SOUTH DAKOTA, TENNESSEE, VERMONT, VIRGINIA, WEST VIRGINIA, AND WYOMING.


In Category 1 states, an Owner may allocate some or all of the Net Purchase Payments and transfer some or all of the Contract Value to the Guaranteed Interest Option for selected periods of time from one to ten years. The Company also intends to offer a special one year Guarantee Period that allows transfers to other Subaccounts throughout the Guarantee Period (the "DCA One Year Guarantee Period"). Because you will be transferring Contract Value from the DCA One Year Guarantee Period, you will be earning interest on a decreasing amount. Purchase Payments may be allocated to this DCA One Year Guarantee Period, but transfers are not allowed into it. The DCA One Year Guarantee Period may not be available in all states and the Guaranteed Interest Options may not be available in all states. Contact the Company for information on availability in your state.



The Guaranteed Interest Option is part of the Company's General Account and pays interest at declared rates, set at the sole discretion of the Company. The rates are guaranteed for a selected period of time from one to ten years (currently only one year is offered). The principal, after deductions, is also guaranteed. The Company's General Account supports its insurance and annuity obligations. Since the Guaranteed Interest Option is part of the General Account, the Company assumes the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company's general liabilities from business operations.



The Guaranteed Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Interest Option nor the Company's General Account has been registered as an investment company under the 1933 Act. Therefore, neither the Company's General Account, nor the Guaranteed Interest Option, is generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Interest Option which are included in this Prospectus are for the Owner's information. However, such disclosures are subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

GUARANTEED INTEREST OPTION VALUE

The portion of the Contract Value allocated to the Guaranteed Interest Option is the Guaranteed Interest Option value which is credited with interest, as described below. The Guaranteed Interest Option value reflects interest credited to Contract Value in Guarantee Periods, Net Purchase Payments allocated to or Contract Value transferred to Guarantee Periods, transfers of Contract Value out of Guarantee Periods, surrenders and partial withdrawals from Guarantee Periods (including related interest adjustments), and charges assessed in connection with the Contract. The Guaranteed Interest Option value is the sum of Guarantee Amounts under the Contract. The Guaranteed Interest Option value is guaranteed to accumulate at a minimum effective annual interest rate of 3%.

GUARANTEE PERIODS


From time to time the Company will offer to credit Guaranteed Interest Option value with interest at specific guaranteed rates for specific periods of time. These periods of time are known as Guarantee Periods. The Company may offer one or more Guarantee Periods of one to ten years' duration at any time, but will always offer a Guarantee Period of one year (currently, only the one-year Guaranteed Period is offered). The Company will publish an effective annual interest rate applicable to each Guarantee Period being offered at that time. Net Purchase Payments allocated or Contract Value transferred to a Guarantee Period is guaranteed to earn that rate of interest for each year of the period (provided that such payments and Contract Value are not withdrawn during the Guarantee Period or surrendered). The interest rates available at any time will vary with the number of years in the Guarantee Period but will always be equal to or greater than an effective annual rate of 3%.


Guarantee Periods begin as of the date Net Purchase Payments or transfers of Contract Value are made to them and end when the number of years in the Guarantee Period have elapsed. Transfers of Contract Value to the DCA One Year Guarantee Period are not permitted. The last day of the Guarantee Period is the expiration date for the Guarantee Period. Owners may not select Guarantee Periods with expiration dates later than the Contract's current Annuity Date. During the 30-day period prior to the expiration of a Guarantee Period, the Owner may transfer the Guarantee Amount related to that Guarantee Period to any new Guarantee Period or Subaccount available at that time. Such transfers may be made at any time from the DCA One Year Guarantee Period. At the expiration of the DCA One Year Guarantee Period, any amount remaining in the account will be transferred to the Money Market Subaccount if other instructions are not received from the Owner. If, at the expiration of a Guarantee Period, less than one year remains until the Annuity Date, the Company will credit interest to the Guarantee Amount at the guaranteed rate then applicable to a one year Guarantee Period. For Guarantee Periods other than the DCA One Year Guarantee Period, the Company will notify Owners of the available Guarantee Periods and Subaccounts 30 days prior to the expiration of a Guarantee Period.


If an Owner does not respond to the notice with instructions as to how to reinvest the Guarantee Amount, then on the expiration date the Company will invest the Guarantee Amount in another Guarantee Period of the same duration as the expiring period. If that Guarantee Period will extend beyond the Annuity Date of the Contract, the Company will reinvest the Guarantee Amount in the Guarantee Period of the longest duration that expires before the Annuity Date.



The Company may credit Guarantee Amounts with interest at current rates in excess of the minimum guaranteed rate but is not obligated to do so. The Company has no specific formula for determining current interest rates. These current interest rates may be influenced by, but do not necessarily correspond to, prevailing general market interest rates. Guaranteed Interest Option Value will not share in the investment performance of the Company's General Account or any portion thereof. Any interest credited on Guarantee Amounts in excess of the minimum guaranteed effective rate of 3% per year will be determined in the sole discretion of the Company. The Owner therefore assumes the risk that interest credited may not exceed the minimum guaranteed rate.

NET PURCHASE PAYMENT PRESERVATION PROGRAM

An Owner may elect to allocate the initial Net Purchase Payment between the Guaranteed Interest Option and the Variable Account so that at the end of the Guaranteed Period the portion of the initial Net Purchase Payment allocated to the Guarantee Interest Option will equal the initial Net Purchase Payment. This would permit the Owner to allocate the remaining portion of the initial Net Purchase Payment to one or more Subaccounts and still be certain of having a Contract Value at the end of the Guarantee Period at least equal to the initial Net Purchase Payment. Upon request, the Company will calculate the portion of any Net Purchase Payment that must be allocated to a particular Guarantee Period to achieve this result.

INTEREST ADJUSTMENT


The Company will impose an interest adjustment on Guarantee Amounts withdrawn or surrendered or applied to an annuity payment option from a Guarantee Period (other than the DCA One Year Guarantee Period) before expiration of the period except when such a withdrawal, surrender, or annuitization occurs during the last 30 days of the period. The interest adjustment is calculated by multiplying the amount surrendered, withdrawn, or annuitized by the following factor:


                              0.70 x (I - J) x n/12
Where:

     I =   the guaranteed interest rate then being offered for a new Guarantee
          Period equal in duration and type to the period from which the Guarantee Amount is being withdrawn, surrendered or annuitized. If a Guarantee Period of such duration is not being offered, "I" equals the linear interpolation of the guaranteed rates for periods then available. If the Guarantee Periods needed to perform the interpolation are not being offered, "I" equals the interest rate being paid on the Treasury Constant Maturity Series published by the Federal Reserve Board for Treasury securities with remaining maturities equal to the duration of the appropriate Guarantee Period plus the interest adjustment reference factor shown on the Contract data page. If no published rates are available for maturities equal to the duration of the appropriate Guarantee Period, linear interpolation of other published rates will be used.

     J = the guaranteed interest rate then being credited to the Guarantee Amount being withdrawn, surrendered or annuitized.

     n = the number of complete months remaining until the expiration of the Guarantee Period.

At a time when I exceeds J, the interest adjustment will reduce the portion of any Guarantee Amount available for withdrawal, surrender, or annuitization. At a time when J exceeds I, the interest adjustment will increase the portion of any Guarantee Amount available for withdrawal, surrender, or annuitization. Moreover, the interest adjustment will only operate to increase or reduce credited interest in an amount equal to the excess of 3% per year on a Guarantee Amount at the beginning of any Guarantee Period.

The interest adjustment is calculated separately for each Guarantee Amount and is applied before any surrender charge. Owners must instruct the Company as to which Guarantee Periods should be withdrawn or surrendered. Within any Guarantee Period, Guarantee Amounts are withdrawn or surrendered on a first-in-first-out basis. The adjustment does not apply to the calculation of a death benefit or to amounts deducted from Guaranteed Interest Option value by the Company as fees or charges. In addition, the application of an Interest Adjustment will not cause the sum of the Surrender Charge and Interest Adjustment to exceed 10% of the amount withdrawn or surrendered.

Any applicable interest adjustment(s) will be deducted from or added to the remaining Guarantee Amount(s), if any, or from all remaining Guarantee Amounts on a pro-rata basis. If, at the time a partial withdrawal is requested from a Guarantee Amount, the Guaranteed Interest Option value would be insufficient to permit the deduction of the interest adjustment from any remaining Guarantee Amounts, then the Company will not permit the partial withdrawal.

The imposition of an interest adjustment may have significant federal income tax consequences. (See FEDERAL TAX MATTERS, Taxation of Annuities.)

CATEGORY 2

THE COMPANY, IN CATEGORY 2 STATES, OFFERS GUARANTEE PERIODS OF ONE YEAR AND NO INTEREST ADJUSTMENT IS IMPOSED. CATEGORY 2 STATES INCLUDE: PENNSYLVANIA, TEXAS, UTAH, AND WISCONSIN. CATEGORY 2 STATES MAY ALSO INCLUDE MARYLAND AND NEW JERSEY. MARYLAND AND NEW JERSEY OFFERS WILL BE LIMITED TO THE DCA ONE YEAR GUARANTEE PERIOD ONLY.


In Category 2 states an Owner may allocate some or all of the Net Purchase Payments and transfer some or all of the Contract Value to the Guaranteed Interest Option for one year periods. The Company also intends to offer a special one year Guarantee Period that allows transfers to other Subaccounts throughout the Guarantee Period (the "DCA One Year Guarantee Period"). Because you will be transferring Contract Value from the DCA One Year Guarantee Period, you will be earning interest on a decreasing amount. Purchase Payments may be allocated to this DCA One Year Guarantee Period, but transfers are not allowed into it. Purchase payment allocations are limited to the first three contract years in Maryland and New Jersey. Contracts sold in Maryland and New Jersey prior to availability of the DCA One Year Guarantee Period do not contain the Guaranteed Interest Option.


The Guaranteed Interest Option is part of the Company's General Account and pays interest at declared rates, set at the sole discretion of the Company, that are guaranteed for one year. The principal, after deductions, is also guaranteed. The Company's General Account supports its insurance and annuity obligations. Since the Guaranteed Interest Option is part of the General Account, the Company assumes the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company's general liabilities from business operations.


The Guaranteed Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Interest Option nor the Company's General Account has been registered as an investment company under the 1940 Act. Therefore, neither the Company's General Account, nor the Guaranteed Interest Option, is generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Interest Option which are included in this Prospectus are for the Owner's information. However, such disclosures are subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


GUARANTEED INTEREST OPTION VALUE

The Guaranteed Interest Option value is the portion of the Contract Value allocated to the Guaranteed Interest Option. The Guaranteed Interest Option value reflects Net Purchase Payments allocated to and Contract Value transferred to 1) Guarantee Periods, 2) interest credited to Contract Value in Guarantee Periods, 3) transfers of Contract Value out of Guarantee Periods, 4) surrenders and partial withdrawals from Guarantee Periods, and 5) charges assessed in connection with the Contract. Guarantee Amounts are withdrawn or surrendered on a first-in-first-out basis. The Guaranteed Interest Option value is the sum of Guarantee Amounts under the Contract. The Guaranteed Interest Option value is guaranteed to accumulate at a minimum effective annual interest rate of 3%.

GUARANTEE PERIODS

From time to time the Company will offer to credit Guaranteed Interest Option value with interest at a specific rate guaranteed for the following one-year period. The one-year period is known as a Guarantee Period. The Company will publish the effective annual interest rate applicable to each Guarantee Period. Net Purchase Payments allocated and Contract Value transferred to a Guarantee Period is guaranteed to earn that rate of interest during the period (provided that such payments and Contract Value are not withdrawn from the Guarantee Period or surrendered). The interest rate will always be equal to or greater than an effective annual rate of 3%.

A Guarantee Period begins as of the date Net Purchase Payments or transfers of Contract Value are made to the Guarantee Account and ends when 365 days have passed. Transfers of Contract Value to the DCA One-Year Guarantee Period are not permitted. The last day of the 365-day period is the expiration date for the Guarantee Period. During the 30-day period prior to the expiration date, the Owner may transfer the Guarantee Amount related to that Guarantee Period to a new one year Guarantee Period or to any Subaccount available at that time. Such transfers may be made at any time from the DCA One-Year Guarantee Period. At the expiration of a DCA One-Year Guarantee Period, any amount remaining will be transferred to the Money Market Subaccount. For Guarantee Periods other than the DCA One Year Guarantee Period, the Company will notify Owners of the interest rates applicable to the upcoming Guarantee Period thirty days prior to the expiration of a Guarantee Period. If an Owner does not respond to the notice with instructions as to how to reinvest the Guarantee Amount, then on the expiration date the Company will invest the Guarantee Amount in another one year Guarantee Period at the guaranteed rate then offered. If less than one year remains until the Annuity Date, the Company will credit interest to the Guarantee Amount at the guaranteed rate then applicable to a one year Guarantee Period.

The Company intends to credit Guarantee Amounts with interest at current rates in excess of the minimum guaranteed rate but is not obligated to do so. The Company has no specific formula for determining current interest rates. Current interest rates may be influenced by, but do not necessarily correspond to, prevailing general market interest rates. Guaranteed Interest Option Value will not share in the investment performance of the Company's General Account. Any interest credited on Guarantee Amounts in excess of the minimum guaranteed effective rate of 3% per year will be determined in the sole discretion of the Company. The Owner assumes the risk that interest credited may not exceed the minimum guaranteed rate.

The Company will not impose an interest adjustment on Guarantee Amounts withdrawn or surrendered or applied to an annuity payment option from the Guaranteed Interest Option.

NET PURCHASE PAYMENT PRESERVATION PROGRAM

An Owner may elect to allocate the initial Net Purchase Payment between the one year Guaranteed Period and the Variable Account so that at the end of the Guarantee Period, the portion of the initial Net Purchase Payment allocated to the Guarantee Amount will equal the initial Net Purchase Payment. This permits the Owner to allocate the remaining portion of the initial Net Purchase Payment to one or more Subaccounts and still be certain of having a Contract Value at the end of the Guarantee Period at least equal to the initial Net Purchase Payment. Upon request, the Company will calculate the portion of any initial Net Purchase Payment that must be allocated to a one-year Guarantee Period to achieve this result. The program is not available in Maryland and New Jersey.

CATEGORY 3

THE COMPANY DOES NOT INTEND TO OFFER A GUARANTEED INTEREST OPTION IN CATEGORY 3 STATES. CATEGORY 3 STATES ARE: OREGON AND WASHINGTON.

                             CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

General. No charge for sales expenses is deducted from purchase payments at the time purchase payments are paid. However, within certain time limits described below, a surrender charge (contingent deferred sales charge) is deducted from the Contract Value if a partial withdrawal or surrender is made before the Annuity Date. Also, a surrender charge is deducted from amounts applied to annuity payment option 1. (See DESCRIPTION OF THE CONTRACT, Annuity Payments on the Annuity Date.)

Charge for Partial Withdrawal or Surrender. A charge is imposed on the partial withdrawal or surrender of purchase payments within seven years of their having been received by the Company. The surrender charge is the percentage of each such purchase payment specified in the table below and is separately calculated and applied to each purchase payment at any time when that purchase payment is withdrawn or surrendered. No surrender charge applies to Contract Value in excess of aggregate purchase payments. The surrender charge is calculated using the assumption that all Contract Value in excess of aggregate purchase payments is surrendered before any purchase payments and that purchase payments are surrendered on a first-in-first-out basis.

Number of Full Years Between
Date of Purchase Payment and   Charge as Percentage
      Date of Surrender        of Purchase Payment
----------------------------   --------------------
              0                         7%
              1                         6%
              2                         5%
              3                         4%
              4                         3%
              5                         2%
              6                         1%
              7+                        0%

Any applicable surrender charge is deducted pro-rata from the remaining Variable Contract Value in the Subaccounts from which the withdrawal is made or the remaining Guaranteed Interest Option value from the Guarantee Amounts from which the withdrawal is made. If such remaining Variable Contract Value or Guaranteed Interest Option value is insufficient for this purpose, the surrender charge is deducted pro-rata from all Subaccounts and Guarantee Amounts under the Contract.


Amounts Not Subject to Surrender Charge. In each Contract Year, earnings may be withdrawn free of surrender charges. In addition, up to 10% of an amount equal to the aggregate purchase payments still subject to a surrender charge (computed at the time of the withdrawal or surrender) may be withdrawn or surrendered during that year without a surrender charge. Any amounts surrendered or withdrawn in excess of this 10% will be assessed a surrender charge. This right is not cumulative from Contract Year to Contract Year.


Waiver of Surrender Charge. In most states, the Contract provides that, upon Written Request from the Owner before the Annuity Date, the surrender charge will be waived on a partial withdrawal or surrender if the Annuitant is confined to a nursing home or hospital (as described in the Contract) or becomes terminally ill (as described in the Contract). This waiver is not available in some states, and, therefore, is not described in Contracts issued in those states. As of May 1, 2005, those states include Kansas, New Jersey, Pennsylvania, and Texas. This benefit may be exercised one time.

The Company also offers an Executive Benefits Plan Endorsement in conjunction with certain deferred compensation plans. The executive benefits plan endorsement waives the surrender charges (deferred charges) on the contract (policy) to which it is attached subject to the following conditions:

1. the contract (policy) is surrendered and the proceeds are used to fund a new policy provided through CUNA Mutual Insurance Society or an affiliate;

2.   the contract (policy) is owned by a business or trust;

3.   the new contract (policy) is owned by the same entity;

4. the annuitant (insured) under the contract (policy) is a selected manager or a highly compensated employee (as those terms are defined by Title 1 of the Employee Retirement Income Security Act, as amended);

5. the annuitant (insured) under the new contract is also a selected manager or highly compensated employee;

6. we receive an application for the new contract (and have evidence of insurability satisfactory to us).

There is no charge for this benefit. However, if you exercise this benefit during the first two contract (policy) years, we reserve the right to charge a fee to offset expenses incurred. This fee will not exceed $150. The Executive Benefits Plan Endorsement may not be available in all states.

ANNUAL CONTRACT FEE

On each Contract Anniversary prior to the Annuity Date, the Company deducts from the Variable Contract Value an annual Contract fee of $30 to reimburse it for administrative expenses relating to the Contract. The fee is deducted from each Subaccount and from the Guaranteed Interest Option based on the proportion that the value of the Subaccount and the Guaranteed Interest Option bear to the total Contract Value. (In Texas and South Carolina, the fee is deducted from each Subaccount based on the proportion that the value of the Subaccount bears to the total Variable Contract Value.) The annual Contract fee also is deducted upon surrender of a Contract on a date other than a Contract Anniversary. A pro-rated portion of the fee is deducted upon annuitization. After the Annuity Date, the annual Contract fee is deducted from variable annuity payments. The Company does not deduct the annual Contract fee on Contracts with a Contract Value of $25,000 or more on the Contract Anniversary. The Contract fee will not be charged after the Annuity Date when a Contract with a Contract Value of $25,000 or more has been annuitized.

ASSET-BASED ADMINISTRATION CHARGE

The Company deducts a daily administration charge to compensate it for certain expenses it incurs in administration of the Contract. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%.

TRANSFER PROCESSING FEE

Currently no fee is charged for transfers. However, the Company reserves the right to charge $10 for the 13th transfer and each subsequent transfer during a Contract Year. For the purpose of assessing such a transfer fee, each written request would be considered to be one transfer, regardless of the number of Subaccounts or Guarantee Amounts affected by the transfer. The transfer fee would be deducted from the Subaccount or Guarantee Amount from which the transfer is made. If a transfer is made from more than one Subaccount or Guarantee Amount at the same time, the transfer fee would be deducted pro-rata from the remaining Variable Contract Value in such Subaccount(s) or from the remaining Guarantee Amount.

DUPLICATE CONTRACT CHARGE

You can obtain a summary of your Contract at no charge. There will be a $30 charge for a duplicate contract. In addition, a Written Request is needed to request a duplicate Contract.

MORTALITY AND EXPENSE RISK CHARGE

To compensate the Company for assuming mortality and expense risks, the Company deducts a daily mortality and expense risk charge from the assets of the Variable Account. The charge is at a daily rate of 0.003425%. On an annual basis, this equates to 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risk).

The mortality risk the Company assumes is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that the Company assumes also includes a guarantee to pay a death benefit if the Annuitant dies before the Annuity Date. The expense risk that the Company assumes is the risk that the administrative fees and transfer fees (if imposed) may be insufficient to cover actual future expenses.

The Company may use any profits from this charge to finance other expenses, including distribution expenses related to the Contracts or any other purpose.

LOAN INTEREST CHARGE

While a loan is outstanding, loan interest is payable at the end of each Contract Year or, if earlier, on the date of loan repayment, surrender, termination, or death of the Annuitant. Loan interest is charged in arrears on the amount of an outstanding loan. Loan interest that is unpaid when due will be added to the amount of the loan at the end of each Contract Year and will bear interest at the same rate. The Company charges an annual interest rate of 6.50% on loans. After offsetting the 3.00% interest the Company guarantees it will credit to the Loan Account, the maximum guaranteed net cost of loans is 3.50% (annually).

EXECUTIVE BENEFITS PLAN ENDORSEMENT CHARGE

The Company also reserves the right to charge a fee, not to exceed $150, for each partial withdrawal or surrender if it waives surrender charges under the Executive Benefits Plan Endorsement during the first two Contract Years. This fee is intended to offset expenses incurred in providing the endorsement. If a fee is imposed, this fee will be deducted from the Contract Value at the time of the surrender or partial withdrawal.

CHANGE OF ANNUITANT ENDORSEMENT

The Company offers a Change of Annuitant Endorsement in conjunction with certain deferred compensation plans. This Endorsement permits an Owner that is a business or trust to change the Annuitant at any time when the current Annuitant is alive provided that both the current Annuitant and new Annuitant are selected managers or highly compensated employees of the Owner. Generally, there is no charge for this Endorsement, however, if the Owner exercises the rights under this Endorsement during the first two Contract Years, the Company reserves the right to charge up to $150 to offset the Company's expenses incurred in connection with the Endorsement. The Change of Annuitant Endorsement is subject to a number of conditions.

Generally, there is no charge for this endorsement, however, if the Owner exercises the rights under this endorsement during the first two Contract Years, the Company reserves the right to charge up to $150 to offset the Company's expenses incurred in connection with the endorsement. If a fee is imposed, this fee will be deducted from the Contract Value at the time of the surrender or partial withdrawal. The Change of Annuitant Endorsement is subject to a number of conditions.

INCOME PAYMENT INCREASE ENDORSEMENT

The Company offers an Income Payment Increase Endorsement on this Contract. Under this Endorsement and subject to the conditions described in the Endorsement, you may increase the annuity payments under any annuity payment option (other than Annuity Payment Option 1) by sending the Company an additional payment of up to $1 million with your Written Request electing an Income Payout Option. The Company deducts any Premium Taxes from the additional payment and the additional amount is added to the Contract Value applied to the annuity payment option. Currently there is no charge for this Endorsement; however, the Company reserves the right to charge up to $150 for the Endorsement. If a charge is assessed, it will be deducted from the additional amount received before it is added to the Contract Value applied to the Income Payment Option.

FUND EXPENSES


Because the Variable Account purchases shares or units of the various Funds, the net assets of the Variable Account will reflect the investment management fees and other operating expenses incurred by such Funds. (See EXPENSE TABLES and the accompanying current prospectus for the Funds). A more detailed description of these fees and expenses may be found in each Fund prospectus, which follows this Prospectus.



Please note that the Ultra Series Fund and its investment adviser are affiliated with the Company. In addition, as discussed under "Servicing Fees" above, the Funds pay the Company for providing certain administrative services.

PREMIUM TAXES

Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies. Premium tax rates are subject to change from time to time by legislative and other governmental action. In addition, other government units within a state may levy such taxes. The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, the jurisdiction may require payment (a) from purchase payments as they are received, (b) from Contract Value upon withdrawal or surrender, (c) from adjusted Contract Value upon application to an annuity payment option, or (d) upon payment of a death benefit. The Company will forward payment to the taxing jurisdiction when required by law. Although the Company reserves the right to deduct premium taxes at the time such taxes are paid to the taxing authority, currently the Company does not deduct premium tax from the Owner's Contract Value until the Contract is annuitized.


The Company, upon request, will provide current premium tax rates. To obtain this information, contact the Company at the address and telephone number shown on the first page of this prospectus. As of January 1, 2008 the Contracts offered by this Prospectus were subject to tax in the states shown below:



State           Non-Qualified   Qualified
-----           -------------   ---------
California          2.35%         0.50%
Maine               2.00%         0.00%
Nevada              3.50%         0.00%
Puerto Rico         1.00%         1.00%
South Dakota        1.25%         0.00%
West Virginia       1.00%         1.00%
Wyoming             1.00%         0.00%


OTHER TAXES

Currently, no charge is made against the Variable Account for any federal, state, or local taxes (other than premium taxes) that the Company incurs or that may be attributable to the Variable Account or the Contracts. The Company may, however, make such a charge in the future from Surrender Value, death benefits, or annuity payments, as appropriate. Such taxes may include taxes (levied by any government entity) which the Company determines to have resulted from: (1) the establishment or maintenance of the Variable Account, (2) receipt by the Company of purchase payments, (3) issuance of the Contracts, or (4) the payment of annuity payments.

                             ANNUITY PAYMENT OPTIONS

ELECTION OF ANNUITY PAYMENT OPTIONS

On the Annuity Date, the adjusted Contract Value will be applied under an annuity payment option, unless the Owner elects to receive the Surrender Value in a single sum. (See DESCRIPTION OF THE CONTRACT, Annuity Payments on the Annuity Date.) If an election of an annuity payment option is not on file at the Company's Home Office on the Annuity Date, the proceeds will be paid as a life income annuity with payments for ten years guaranteed. An annuity payment option may be elected, revoked, or changed by the Owner at any time before the Annuity Date while the Annuitant is living. The election of an option and any revocation or change must be made by Written Request signed by the Owner and/or Beneficiary, as appropriate. The Owner may elect to apply any portion of the adjusted Contract Value to provide either variable annuity payments or fixed annuity payments or a combination of both.

Before the Annuity Date, the Owner can apply the entire Surrender Value under an annuity payment option, or a Beneficiary can apply the death benefit under an annuity payment option. The annuity payment options available are described below.

The Company reserves the right to refuse the election of an annuity payment option other than paying the adjusted Contract Value in a lump sum if the total amount applied to an annuity payment option would be less than $2,500, or each annuity payment would be less than $25.00.

FIXED ANNUITY PAYMENTS

Fixed annuity payments are periodic payments from the Company to the designated Payee, the amount of which is fixed and guaranteed by the Company. The amount of each payment depends only on the form and duration of the annuity payment option chosen, the age of the Annuitant, the gender of the Annuitant (if applicable), the amount applied to purchase the annuity payments, and the applicable annuity purchase rates in the Contract. The annuity purchase rates in the Contract are based on a minimum guaranteed interest rate of 3.5%. The Company may, in its sole discretion, make annuity payments in an amount based on a higher interest rate.

VARIABLE ANNUITY PAYMENTS

The dollar amount of the first variable annuity payment is determined in the same manner as that of a fixed annuity payment. Therefore, for any particular amount applied to a particular annuity payment option, the dollar amount of the first variable annuity payment and the first fixed annuity payment (assuming such fixed payment is based on the minimum guaranteed 3.5% interest rate) would be the same. Variable annuity payments after the first payment are similar to fixed annuity payments except that the amount of each payment varies to reflect the net investment performance of the Subaccount(s) selected by the Owner or Payee.

The net investment performance of a Subaccount is translated into a variation in the amount of variable annuity payments through the use of Annuity Units. The amount of the first variable annuity payment associated with each Subaccount is applied to purchase Annuity Units at the Annuity Unit value for the Subaccount on the Annuity Date. The number of Annuity Units of each Subaccount attributable to a Contract then remains fixed unless an exchange of Annuity Units is made as described below. Each Subaccount has a separate Annuity Unit value that changes with each Valuation Period in substantially the same manner as do Accumulation Units of the Subaccount.

The dollar value of each variable annuity payment after the first is equal to the sum of the amounts determined by multiplying the number of Annuity Units under a Contract of a particular Subaccount by the Annuity Unit value for the Subaccount for the Valuation Period which ends immediately preceding the date of each such payment. If the net investment return of the Subaccount for a payment period is equal to the pro-rated portion of the 3.5% annual assumed investment rate, the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds an annualized rate of 3.5% for a payment period, the payment for that period will be greater than the payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 3.5%, the payment for that period will be less than the payment for the prior period.

After the Annuity Date, a Payee may change the selected Subaccount(s) by Written Request up to four times per Contract Year. Such a change will be made by exchanging Annuity Units of one Subaccount for another on an equivalent dollar value basis. See the Statement of Additional Information for examples of Annuity Unit value calculations and variable annuity payment calculations.

DESCRIPTION OF ANNUITY PAYMENT OPTIONS

Option 1 - Interest Income. (Fixed Annuity Payments Only) The proceeds are left with the Company to earn interest at a compound annual rate to be determined by the Company but not less than 3.5%. Interest will be paid every month or every 12 months as the Owner or Payee selects. Under this option, the Payee may withdraw part or all of the proceeds at any time. This option may not be available in all states.

Option 2 - Income For a Fixed Term. (Fixed Annuity Payments Only) The proceeds are paid out in equal monthly installments for a fixed number of years between 5 and 30. In the event of the Payee's death, a successor Payee may receive the payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

Option 3A - Life Income With Specified Number of Years Guaranteed. The proceeds are paid in monthly installments during the Payee's lifetime with the guarantee that payments will be made for a period of ten years or twenty years. In the event of the Payee's death before the expiration of the specified number of years, a successor Payee may receive the remaining payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

Option 3B - Life Income With Special Specified Number of Years Guaranteed. (Fixed Annuity Payments Only) The same as Option 3A except that the specified number of years selected is at least that which is necessary for the total of all guaranteed payments to equal the amount of proceed applied under this option.

Option 3C - Life Income. The same as Option 3A except that payments are not guaranteed for a specific number of years but only for the lifetime of the Payee. UNDER THIS OPTION, A PAYEE COULD RECEIVE ONLY ONE PAYMENT IF THE ANNUITANT DIES AFTER THE FIRST PAYMENT, TWO PAYMENTS IF THE ANNUITANT DIES AFTER THE SECOND PAYMENT, ETC.

Option 4 - Joint and Survivor Life Income - 10 Year Guaranteed Period Certain. The proceeds are paid out in monthly installments for as long as either of two joint Payees (Annuitants) remain alive. If after the second Payee dies, payments have been made for fewer than 10 years, payments will be made to any successor Payee who was not a joint Annuitant or such successor Payee may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no such successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee. In addition to the 10 year guaranteed period certain, the company currently makes additional periods certain available under this option, including periods certain of 5 years, 15 years, and 20 years.

The amount of each payment will be determined from the tables in the Contract that apply to the particular option using the Payee's age (and if applicable, gender). Age will be determined from the last birthday at the due date of the first payment.

Option 5 -Life Income - Payments Adjusted For Inflation - Guaranteed Period Certain (Fixed Annuity Payments Only). The proceeds adjusted for inflation as described below are paid in monthly installments during the Payee's lifetime with the guarantee that payments will be made for a period of ten years or twenty years. In the event of the Payee's death before the expiration of the specified number of years, a successor Payee may receive the remaining payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

Option 6 - Joint and Survivor Life Income - Payments Adjusted For Inflation - 10 year Guaranteed Period Certain (Fixed Annuity Payments Only). The proceeds adjusted for inflation as described below are paid out in monthly installments for as long as either of two joint Payees (Annuitants) remain alive. If after the second Payee dies, payments have been made for fewer than 10 years, payments will be made to any successor Payee who was not a joint Annuitant or such successor Payee may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no such successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee. In addition to the 10 year guaranteed period certain, the company currently makes additional periods certain available under this option, including periods certain of 5 years, 15 years, and 20 years.

Option 7 -Life Income - Payments Adjusted For Inflation - Lifetime Payout with Cash Refund (Fixed Annuity Payments Only). We will pay monthly annuity payments adjusted for inflation as described below for as long as the original Payee lives. The total amount paid under this option will be at least equal to the Contract Value applied. If the original Payee dies and the total of all annuity payments paid is less than the Contract Value applied to this option, the difference will be payable to the successor Payee in a lump sum. If there is no successor Payee, it will be payable to the Payee's estate.

Option 8 - Joint and Survivor Life Income - Payments Adjusted For Inflation - Lifetime Payout with Cash Refund (Fixed Annuity Payments Only). We will pay monthly annuity payments adjusted for inflation as described below for as long as either of the original Payees is living. The total amount paid under this option will be at least equal to the Contract Value applied. If at the death of the second surviving Payee, the total of all annuity payments paid is less than the Contract Value applied to this option, the difference will be payable to the successor Payee in a lump sum. If there is no successor Payee, it will be payable to the last surviving Payee's estate.

Adjustments for Inflation. For Options 5, 6, 7, and 8, income payments will be adjusted for inflation at the beginning of each calendar year. The adjustment is based on the percentage increase in the Consumer Price Index - Urban Wage Earners and Clerical Workers (Current Series) for the 12-month period ended September 30 of the prior calendar year. If the change in the index is negative, no adjustment will be made. If the CPI-W is discontinued, a substitute index will be used. Such substitute index may be subject to approval by your state insurance department. We reserve the right to discontinue offering settlement options 5, 6, 7, and 8 if the U.S. Treasury Department no longer issues new Treasury Inflation Protection Securities.

Alternate Payment Option. In lieu of one of the above options, the adjusted Contract Value or death benefit, as applicable, may be applied to any other payment option made available by the Company or requested and agreed to by the Company.


Please note that annuity options without a life contingency (e.g., Options 1 and 2) may not satisfy required minimum distribution rules. Consult a tax advisor before electing one of these options.


                               FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about specific tax implications should consult a competent tax adviser before making a transaction. This discussion is based upon the Company's understanding of the present federal income tax laws, as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.


The Contract may be purchased on a non-qualified basis or purchased and used in connection with plans qualifying for favorable tax treatment. The Qualified Contract is designed for use by individuals whose purchase payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, 408A or 457(b) of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, and on the economic benefit to the Owner, the Annuitant, or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on the Company's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACT

Diversification Requirements. Section 817(h) of the Code provides that separate account investment underlying a contract must be "adequately diversified" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Variable Account, through each underlying Fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Subaccounts may be invested. Although the Company does not have direct control over the Funds in which the Variable Account invests, we believe that each Fund in which the Variable Account owns shares will meet the diversification requirements, and therefore, the Contract will be treated as an annuity contract under the Code.

Owner Control. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contract, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Contract Owners from being treated as the owners of the underlying separate account assets.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that: (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements will be considered satisfied as to any portion of the owner's interest which is payable to or for the benefit of a "designated Beneficiary" and which is distributed over the life of such annuitant or over a period not extending beyond the life expectancy of that annuitant, provided that such distributions begin within one year of that owner's death. The owner's "designated Beneficiary" is the person designated by such owner as an annuitant and to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's "designated Beneficiary" is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

TAXATION OF ANNUITIES

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

In General. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial withdrawals and surrenders) or as annuity payments under the payment option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

Any annuity contract owner who is not a natural person generally must include in income any increase in the excess of the Contract Value over the "investment in the contract" during the taxable year. There are some exceptions to this rule, and a prospective Owner that is not a natural person may wish to discuss these with a competent tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Partial Withdrawals and Surrenders. In the case of a partial withdrawal from a Qualified Contract, under Section 72(e) of the Code, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any purchase payments paid by or on behalf of the individual under a Contract which were not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

In the case of a partial withdrawal (including systematic withdrawals) from a Non-Qualified Contract, under Section 72(e), any amounts received are generally first treated as taxable income to the extent that the Contract Value immediately before the partial withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. The Contract Value immediately before a partial withdrawal may have to be increased by any positive interest adjustment which results from such a withdrawal. There is, however, no definitive guidance on the proper tax treatment of interest adjustments, and the Owner should contact a competent tax adviser with respect to the potential tax consequences of an interest adjustment. Surrenders are treated as taxable income to the extent that the amount received exceeds the investment in the contract.

In the case of a full surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the contract."

Section 1035 of the Code generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Special rules and procedures apply to Section 1035 transactions. Prospective Owners wishing to take advantage of Section 1035 should consult their tax adviser.

Annuity Payments. Tax consequences may vary depending on the payment option elected under an annuity contract. Generally, under Code Section 72(b), (prior to recovery of the investment in the Contract) taxable income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For fixed annuity payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the death of the Owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

Penalty Tax on Certain Withdrawals. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty on distributions:

     (1)  made on or after the taxpayer reaches age 59 1/2;

     (2) made on or after the death of the holder (or if the holder is not an individual, the death of the primary Annuitant);

     (3)  attributable to the taxpayer's becoming disabled;

     (4) as part of a series of substantially equal periodic payments not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and the designated Beneficiary;

     (5) made under certain annuities issued in connection with structured settlement agreements; and

     (6) made under an annuity contract that is purchased with a single purchase payment when the Annuity Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made not less frequently than annually during the annuity payment period.

Other tax penalties may apply to certain distributions under a Qualified
Contract.

Possible Changes in Taxation. Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT

A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such actions should contact a competent tax adviser with respect to the potential tax effects.

WITHHOLDING

Distributions from Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect to not have tax withheld from distributions.


Taxable "eligible rollover distributions" from section 401(a) plans, section 403(b) tax-sheltered annuities, and section 457 governmental plans are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution from such plans, to an employee (or employee's spouse or former spouse or beneficiary or alternate payee) except certain distributions such as distributions required by the Code, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan, IRA, 403(b) plan, or to a governmental section 457 plan that agrees to separately account for rollover distributions.


MULTIPLE CONTRACTS

All non-qualified deferred annuity Contracts that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includable in gross income under Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Owner. Accordingly, a contract owner should consult a competent tax adviser before purchasing more than one annuity Contract.

TAXATION OF QUALIFIED PLANS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans.

Contractowners, the Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's Contract administration procedures. Brief descriptions follow of the various types of qualified retirement plans in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of such plans.

For qualified plans under Section 401(a), 403(b), and eligible plans under
Section 457(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the Contract Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRA contributions are limited each year to the lesser of a limit specified in the Code or 100% of the amount of compensation includible in the Owner's gross income and may be deductible in whole or in part depending on the individual's income. Distributions from certain other types of qualified plans, however, may be "rolled over" on a tax-deferred basis into an IRA without regard to this limit. Earnings in an IRA are not taxed while held in the IRA. All amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are also subject to a 10% penalty tax. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Service. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualifications requirements.

Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA up to the lesser of a limit specified in the Code or 100% of compensation includible in the Owner's gross income. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% federal penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they were distributed during the five taxable years beginning with the year in which the conversion was made.

Simplified Employee Pension (SEP) IRAs. Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain
Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These purchase payments may be subject to FICA (Social Security) taxes. Owners of certain Section 403(b) annuities may receive Contract loans. Contract loans that satisfy certain requirements with respect to loan amount and repayment are not treated as taxable distributions. If these requirements are not satisfied, or if the Contract terminates while a loan is outstanding, the loan balance will be treated as a taxable distribution and may be subject to penalty tax, and the treatment of the Contract under Section 403(b) may be adversely affected. Owners should seek competent advice before requesting a Contract loan. The Contract includes a death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.


Certain Deferred Compensation Plans. Code Section 457(b) provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. The plans may permit participants to specify the form of investment for their deferred compensation account. Under a non-governmental
Section 457(b) plan, all investments are owned by the sponsoring employer, are subject to the claims of the general creditors of the employer, and, depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations.


POSSIBLE CHARGE FOR THE COMPANY'S TAXES

At the present time, the Company makes no charge to the Subaccounts for any Federal, state, or local taxes that the Company incurs which may be attributable to such Subaccounts or the Contracts. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Subaccounts or to the Contracts.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect the Company's understanding of current law and the law may change.

Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

Generation-skipping Transfer Tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is a U.S.-source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.

                          DISTRIBUTION OF THE CONTRACTS


The Company has entered into a distribution agreement with its affiliate, CUNA Brokerage Services, Inc. ("CUNA Brokerage"), for the distribution and sale of the Contract. CUNA Brokerage is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"), and offers the Contract through its registered representatives. CUNA Brokerage may also enter into selling agreements with other broker-dealers ("selling firms") for the sale of the Contract. Registered representatives of CUNA Brokerage and selling firms who sell the Contracts have been appointed by the Company as insurance agents.



The Company pays up-front commissions of up to 7.25% of purchase payments to CUNA Brokerage for sales of the Contracts by its registered representatives as well for sales of the Contracts by registered representatives of the selling firms. Alternatively, if elected, the Company may pay a reduced up-front commission in exchange for paying up to 0.75% of Contract Value as ongoing compensation either annually or quarterly. Under B-Share Class Contracts, the Company pays ongoing compensation annually. Under L-Share Class Contracts and Purchase Payment Credit Class Contracts, the Company pays ongoing compensation quarterly. The greater the amount of compensation paid to CUNA Brokerage at the time you make a purchase payment, the less the Company will pay as ongoing compensation.



The Company also pay for CUNA Brokerage's operating and other expenses, including the following sales expenses: registered representative training allowances; compensation and bonuses for CUNA Brokerage's management team; advertising expenses; and all other expenses of distributing the Contracts. CUNA Brokerage pays its registered representatives a portion of the compensation received for their sales of the Contracts. Registered representatives and their managers may also be eligible for various cash benefits, such as insurance benefits, and non-cash compensation items that the Company and/or one or more of its affiliates may provide. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. CUNA Brokerage's registered representatives and managers may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

In addition to the compensation paid for sales of the Contracts, the Company pays compensation when an Owner annuitizes all or a portion of his or her Contract and elects a life contingent annuity payout after the first Contract Year. This additional compensation can be up to 6.5% of the amount annuitized based upon the income option selected and the length of time the Contract was in force. Any trail commissions paid to CUNA Brokerage for Contract sales will cease upon payments made for Owner's life contingent annuitization. Please note that the Company's compensation practices generally discourage annuitization during the first Contract Year. However, there are exceptions to such general practices (such as when an Owner elects a variable Income Payment Option). Ask your registered representative for more information.



AIM Variable Insurance Funds, Franklin Templeton Variable Insurance Funds, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, and Van Kampen Life Investment Trust make payments under their 12b-1 plans to CUNA Brokerage in consideration of services provided by CUNA Brokerage in distributing shares of those Funds. These payments may range up to 0.35% of Variable Account assets invested in a particular Fund. Payments under a Fund's 12b-1 plan decrease the Fund's investment return.



A portion of the compensation paid to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.



No specific charge is assessed directly to Owners of the Contracts to cover commissions and other incentives or payments described above. The Company does intend to recoup commissions and other sales expenses and incentives it pays, however, through fees and charges deducted under the Contracts and other corporate revenue.





                                LEGAL PROCEEDINGS

The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account or the Company.

                                  VOTING RIGHTS

In accordance with its view of current applicable law, the Company will vote Fund shares held in the Variable Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation there under should be amended, or if the present interpretation thereof should change, or the Company otherwise determines that it is allowed to vote the shares in its own right, it may elect to do so.

The number of votes that an Owner or Annuitant has the right to instruct will be calculated separately for each Subaccount of the Variable Account, and may include fractional votes. Prior to the Annuity Date, an Owner holds a voting interest in each Subaccount to which the Contract Value is allocated. After the Annuity Date, the Annuitant has a voting interest in each Subaccount from which variable annuity payments are made.

For each Owner, the number of votes attributable to a Subaccount will be determined by dividing the Contract Value attributable to that Owner's Contract in that Subaccount by the net asset value per share of the Fund in which that Subaccount invests. For each Annuitant, the number of votes attributable to a Subaccount will be determined by dividing the liability for future variable annuity payments to be paid from that Subaccount by the net asset value per share of the Fund in which that Subaccount invests. This liability for future payments is calculated on the basis of the mortality assumptions, the 3.5% assumed investment rate used in determining the number of Annuity Units of that Subaccount credited to the Annuitant's Contract and the Annuity Unit value of that Subaccount on the date that the number of votes is determined. As variable annuity payments are made to the Annuitant, the liability for future payments decreases, as does the number of votes.

The number of votes available to an Owner or Annuitant will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of the Fund's shareholders. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established for the Fund. Each Owner or Annuitant having a voting interest in a Subaccount will receive proxy materials and reports relating to any meeting of shareholders of the Fund in which that Subaccount invests.

Fund shares for which no timely instructions are received and shares held by the Company in a Subaccount for which no Owner or Annuitant has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Subaccount. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter.

                                COMPANY HOLIDAYS

The Company is closed on the following holidays: New Year's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Company is closed on the day itself if those days fall Monday through Friday, the day immediately proceeding if those days fall on a Saturday, and the day immediately following if those days fall on a Sunday.

                              FINANCIAL STATEMENTS


The Company's and the Variable Account's financial statements are contained in the Statement of Additional Information. The Company's financial statements should be distinguished from the Variable Account's financial statements and you should consider the Company's financial statements only as bearing upon our ability to meet our obligations under the Policies. For a free copy of these financial statements and/or the SAI, please contact us at our Home Office.

                              FINANCIAL HIGHLIGHTS


The following information is derived from the financial statements of the Variable Account. The financial statements are included in the Statement of Additional Information. The table below gives per unit information about the financial history of each Subaccount for the fiscal years ended December 31, 1997, 1998, 1999, 2000, 2001, 2002, 2003, 2004, 2005, 2006 and 2007.



CONSERVATIVE ALLOCATION SUBACCOUNT                 2007**
----------------------------------                --------
UNIT FAIR VALUE:
BEGINNING OF PERIOD                               $  10.00
END OF PERIOD                                        10.03
PERCENTAGE INCREASE IN UNIT VALUE DURING PERIOD       0.30%++
NUMBER OF UNITS OUTSTANDING AT END OF PERIOD       248,257



MODERATE ALLOCATION SUBACCOUNT                     2007**
----------------------------------                --------
UNIT FAIR VALUE:
BEGINNING OF PERIOD                               $  10.00
END OF PERIOD                                        10.02
PERCENTAGE INCREASE IN UNIT VALUE DURING PERIOD       0.20%++
NUMBER OF UNITS OUTSTANDING AT END OF PERIOD       597,933



AGGRESSIVE ALLOCATION SUBACCOUNT                   2007**
----------------------------------                --------
UNIT FAIR VALUE:
BEGINNING OF PERIOD                               $ 10.00
END OF PERIOD                                       10.07
PERCENTAGE INCREASE IN UNIT VALUE DURING PERIOD      0.70%++
NUMBER OF UNITS OUTSTANDING AT END OF PERIOD       65,945



MONEY MARKET SUBACCOUNT         2007        2006        2005        2004         2003
-----------------------      ----------  ----------  ----------  ----------   ----------
UNIT FAIR VALUE:
BEGINNING OF PERIOD          $    13.40  $    13.00  $    12.83  $    12.89   $    12.97
END OF PERIOD                     13.84       13.40       13.00       12.83        12.89
PERCENTAGE INCREASE IN UNIT
   VALUE DURING PERIOD             3.28% $     3.08%       1.33%      (0.47%)      (0.62%)
NUMBER OF UNITS OUTSTANDING
   AT END OF PERIOD           1,527,337   1,783,798   1,819,183   2,325,590    3,257,171


MONEY MARKET SUBACCOUNT         2002        2001        2000        1999        1998
-----------------------      ----------  ----------  ----------  ----------  ----------
UNIT FAIR VALUE:
BEGINNING OF PERIOD          $    12.96  $    12.67  $    12.12  $    11.72  $    11.31
END OF PERIOD                     12.97       12.96       12.67       12.12       11.72
PERCENTAGE INCREASE IN UNIT
   VALUE DURING PERIOD             0.08%       2.29%       4.54%       3.41%       3.63%
NUMBER OF UNITS OUTSTANDING
   AT END OF PERIOD           5,442,277   6,807,709   4,000,541   3,485,839   2,280,739



BOND SUBACCOUNT                 2007        2006        2005        2004        2003
---------------              ----------  ----------  ----------  ----------  ----------
UNIT FAIR VALUE:
BEGINNING OF PERIOD          $    16.63  $    16.21  $    16.03  $    15.73  $    15.48
END OF PERIOD                     17.22       16.63       16.21       16.03       15.73
PERCENTAGE INCREASE IN UNIT
   VALUE DURING PERIOD             3.55%       2.59%       1.12%       1.91%       1.61%
NUMBER OF UNITS OUTSTANDING
   AT END OF PERIOD           2,755,760   3,589,718   4,739,430   5,759,328   7,714,472


BOND SUBACCOUNT                 2002        2001        2000        1999         1998
---------------              ----------  ----------  ----------  ----------   ----------
UNIT FAIR VALUE:
BEGINNING OF PERIOD          $    14.46  $    13.54  $    12.70  $    12.79   $    12.21
END OF PERIOD                     15.48       14.46       13.54       12.70        12.79
PERCENTAGE INCREASE IN UNIT
   VALUE DURING PERIOD             7.05%       6.79%       6.61%      (0.70%)       4.75%
NUMBER OF UNITS OUTSTANDING
   AT END OF PERIOD           9,807,227   7,754,355   6,267,666   6,071,064    4,554,265

STRATEGIC INCOME SUBACCOUNT   2007      2006      2005      2004      2003      2002      2001      2000       1999         1998
--------------------------- --------  --------  --------  --------  --------  --------  --------  --------  ----------   ----------
UNIT FAIR VALUE:
BEGINNING OF PERIOD         $  16.13  $  15.33  $  15.26  $  14.37  $  13.20  $  12.35  $  11.95  $  11.55  $    12.02   $    11.29
END OF PERIOD                  16.49     16.13     15.33     15.26     14.37     13.20     12.35     11.95       11.55        12.02
PERCENTAGE INCREASE IN UNIT
   VALUE DURING PERIOD          2.23%     5.22%     0.46%     6.19%     8.86%     6.88%     3.35%     3.46%      (3.91%)       6.47%
NUMBER OF UNITS OUTSTANDING
   AT END OF PERIOD          122,472   147,883   208,773   282,277   393,776   482,215   705,156   875.460   1,028,390    1,101,162



HIGH INCOME SUBACCOUNT         2007      2006      2005        2004       2003*
----------------------       --------  -------  ----------  ----------  --------
UNIT FAIR VALUE:
BEGINNING OF PERIOD          $  12.68  $ 11.77  $    11.64  $    10.84  $  10.00
END OF PERIOD                   12.77    12.68       11.77       11.64     10.84
PERCENTAGE INCREASE IN UNIT
   VALUE DURING PERIOD           0.71%    7.73%       1.12        7.38%     8.40%++
NUMBER OF UNITS OUTSTANDING
   AT END OF PERIOD           634,310  $76,969   1,130,410   1,140,208   857,317



OPPENHEIMER HIGH INCOME
SUBACCOUNT                     2007        2006        2005        2004        2003
-----------------------      --------   ----------  ----------  ----------  ----------
UNIT FAIR VALUE:
BEGINNING OF PERIOD          $  14.69   $    13.61  $    13.49  $    12.55  $    10.27
END OF PERIOD                   14.47        14.69       13.61       13.49       12.55
PERCENTAGE INCREASE IN UNIT
   VALUE DURING PERIOD          (1.50%)       7.94        0.89%       7.49%      22.20%
NUMBER OF UNITS OUTSTANDING
   AT END OF PERIOD           706,807    1,089,316   1,582,658   2,038,760   2,587,094

OPPENHEIMER HIGH INCOME
SUBACCOUNT                      2002         2001        2000         1999        1998
-----------------------      ----------   ----------  ----------   ----------  ----------
UNIT FAIR VALUE:
BEGINNING OF PERIOD          $    10.67   $    10.61  $    11.18   $    10.87  $    10.99
END OF PERIOD                     10.27        10.67       10.61        11.18       10.87
PERCENTAGE INCREASE IN UNIT
   VALUE DURING PERIOD            (3.75%)       0.57%      (5.10%)       2.85%      (1.09)%
NUMBER OF UNITS OUTSTANDING
   AT END OF PERIOD           3,244,644    3,947,096   4,352,372    4,471,934   3,561,305



DIVERSIFIED INCOME
SUBACCOUNT                      2007        2006         2005         2004         2003
------------------           ----------  ----------  -----------  -----------  -----------
UNIT FAIR VALUE:
BEGINNING OF PERIOD          $    22.26  $    20.52  $     20.03  $     18.75  $     16.27
END OF PERIOD                     22.50       22.26        20.52        20.03        18.75
PERCENTAGE INCREASE IN UNIT
   VALUE DURING PERIOD             1.08%       8.48%        2.45%        6.83%       15.24%
NUMBER OF UNITS OUTSTANDING
   AT END OF PERIOD           6,102,852   8,472,047   11,744,897   14,502,421   16,417,415

DIVERSIFIED INCOME
SUBACCOUNT                       2002          2001          2000         1999         1998
------------------           -----------   -----------   -----------  -----------  -----------
UNIT FAIR VALUE:
BEGINNING OF PERIOD          $     18.57   $     19.43   $     18.97  $     16.80  $     15.02
END OF PERIOD                      16.27         18.57         19.43        18.97        16.80
PERCENTAGE INCREASE IN UNIT
   VALUE DURING PERIOD            (12.39%)       (4.43%)        2.42%       12.92%       11.85%
NUMBER OF UNITS OUTSTANDING
   AT END OF PERIOD           18,645,739    22,697,132    24,438,976   22,086,578   17,694,943



LARGE CAP VALUE SUBACCOUNT      2007         2006         2005         2004         2003
--------------------------   ----------   ----------  -----------  -----------  -----------
UNIT FAIR VALUE:
BEGINNING OF PERIOD          $    31.10   $    26.16  $     25.12  $     22.66  $     18.25
END OF PERIOD                     30.85        31.10        26.16        25.12        22.66
PERCENTAGE INCREASE IN UNIT
   VALUE DURING PERIOD            (0.80%)      18.88%        4.14%       10.86%       24.16%
NUMBER OF UNITS OUTSTANDING
   AT END OF PERIOD           5,784,459    7,847,943   10,200,402   12,677,488   14,619,498

LARGE CAP VALUE SUBACCOUNT       2002          2001          2000          1999         1998
--------------------------   -----------   -----------   -----------   -----------  -----------
UNIT FAIR VALUE:
BEGINNING OF PERIOD          $     23.59   $     26.80   $     26.95   $     23.17  $     19.91
END OF PERIOD                      18.25         23.59         26.80         26.95        23.17
PERCENTAGE INCREASE IN UNIT
   VALUE DURING PERIOD            (22.64%)      (11.98%)       (0.56%)       16.31%       16.37%
NUMBER OF UNITS OUTSTANDING
   AT END OF PERIOD           17,051,764    21,418,879    23,810,026    21,928,818   18,555,957

LARGE CAP GROWTH SUBACCOUNT     2007         2006        2005        2004        2003
---------------------------  ----------   ----------  ----------  ----------  ----------
UNIT FAIR VALUE:
BEGINNING OF PERIOD          $    27.06   $    25.43  $    25.18  $    23.44  $    18.40
END OF PERIOD                     29.98        27.06       25.43       25.18       23.44
PERCENTAGE INCREASE IN UNIT
   VALUE DURING PERIOD            10.79%        6.41%       0.99%       7.42%      27.39%
NUMBER OF UNITS OUTSTANDING
   AT END OF PERIOD           2,990,073    3,936,445   5,131,346   6,387,458   7,306,209

LARGE CAP GROWTH SUBACCOUNT     2002          2001          2000        1999        1998
---------------------------  ----------   -----------   -----------  ----------  ----------
UNIT FAIR VALUE:
BEGINNING OF PERIOD          $    27.21   $     30.37   $     29.53  $    23.91  $    20.05
END OF PERIOD                     18.40         27.21         30.37       29.53       23.91
PERCENTAGE INCREASE IN UNIT
   VALUE DURING PERIOD           (32.38%)      (10.41%)        2.84%      23.50%      19.25%
NUMBER OF UNITS OUTSTANDING
   AT END OF PERIOD           8,537,540    10,679,690    11,514,350   9,927,977   8,586,442



MID CAP VALUE SUBACCOUNT        2007         2006        2005        2004        2003
------------------------     ----------   ----------  ----------  ----------  ----------
UNIT FAIR VALUE:
BEGINNING OF PERIOD          $    22.79   $    19.76  $    18.16  $    15.89  $    12.28
END OF PERIOD                     22.53        22.79       19.76       18.16       15.89
PERCENTAGE INCREASE IN UNIT
   VALUE DURING PERIOD            (1.14%)      15.33%       8.81%      14.29%      29.40%
NUMBER OF UNITS OUTSTANDING
   AT END OF PERIOD           1,744,845    2,393,851   2,968,858   3,434,184   3,646,272

MID CAP VALUE SUBACCOUNT        2002         2001        2000       1999+
------------------------     ----------   ----------  ----------  --------
UNIT FAIR VALUE:
BEGINNING OF PERIOD          $    15.08   $    13.76  $    11.26  $  10.00
END OF PERIOD                     12.28        15.08       13.76  $  11.26
PERCENTAGE INCREASE IN UNIT
   VALUE DURING PERIOD           (18.57%)       9.59%      22.20%    12.60%++
NUMBER OF UNITS OUTSTANDING
   AT END OF PERIOD           3,752,657    3,992,522   3,024,335   835,797



MID CAP GROWTH SUBACCOUNT        2007         2006         2005         2004         2003*
-------------------------     ----------   ----------   ----------   ----------   ----------
UNIT FAIR VALUE:
BEGINNING OF PERIOD           $    16.53   $    15.05   $    14.03   $    12.54   $    10.00
END OF PERIOD                      17.68        16.53        15.05        14.03        12.54
PERCENTAGE INCREASE IN UNIT
   VALUE DURING PERIOD              6.96%        9.83%        7.27%       11.88%       25.40%++
NUMBER OF UNITS OUTSTANDING
   AT END OF PERIOD            1,983,576    2,710,392    3,456,200    4,060,868    4,366,939



SMALL CAP VALUE SUBACCOUNT     2007**
--------------------------    -------
UNIT FAIR VALUE:
BEGINNING OF PERIOD           $ 10.00
END OF PERIOD                    8.95
PERCENTAGE INCREASE IN UNIT
   VALUE DURING PERIOD         (10.50%)++
NUMBER OF UNITS OUTSTANDING
   AT END OF PERIOD             7,520



SMALL CAP GROWTH SUBACCOUNT    2007**
---------------------------   -------
UNIT FAIR VALUE:
BEGINNING OF PERIOD           $ 10.00
END OF PERIOD                    8.94
PERCENTAGE INCREASE IN UNIT
   VALUE DURING PERIOD          (0.60%)++
NUMBER OF UNITS OUTSTANDING
   AT END OF PERIOD            30,989

GLOBAL SECURITIES SUBACCOUNT       2007       2006       2005       2004      2003*
----------------------------     --------   --------   --------   --------   -------
UNIT FAIR VALUE:
BEGINNING OF PERIOD              $  21.25   $  18.36   $  16.33   $  13.98   $ 10.00
END OF PERIOD                       22.17      21.25      18.36      16.33     13.98
PERCENTAGE INCREASE IN UNIT
   VALUE DURING PERIOD               4.33%     15.74%     12.43      16.81%    39.80%++
NUMBER OF UNITS OUTSTANDING
   AT END OF PERIOD               134,200    171,262    168,084    132,052    83,273



INTERNATIONAL STOCK SUBACCOUNT     2007       2006       2005       2004       2003*
------------------------------   --------   --------   --------   --------   --------
UNIT FAIR VALUE:
BEGINNING OF PERIOD              $  21.78   $  17.78   $  15.47   $  13.02   $  10.00
END OF PERIOD                       23.93      21.78      17.78      15.47      13.02
PERCENTAGE INCREASE IN UNIT
   VALUE DURING PERIOD               9.87%     22.50%     14.93%     18.82%     30.20++
NUMBER OF UNITS OUTSTANDING
   AT END OF PERIOD               673,697    841,879    743,923    596,552    511,849



T. ROWE INTERNATIONAL
SUBACCOUNT                          2007         2006         2005         2004         2003
                                 ----------   ----------   ----------   ----------   ----------
UNIT FAIR VALUE:
BEGINNING OF PERIOD              $    18.42   $    15.68   $    13.70   $    12.21   $     9.49
END OF PERIOD                         20.53        18.42        15.68        13.70        12.21
PERCENTAGE INCREASE IN UNIT
   VALUE DURING PERIOD                11.45%       17.47%       14.45%       12.20%       28.66%
NUMBER OF UNITS OUTSTANDING
   AT END OF PERIOD               1,068,590    1,401,077    1,855,567    2,393,181    2,930,679

T. ROWE INTERNATIONAL
SUBACCOUNT                          2002          2001          2000          1999         1998
---------------------            ----------    ----------    ----------    ----------   ----------
UNIT FAIR VALUE:
BEGINNING OF PERIOD              $    11.77    $    15.35    $    18.95    $    14.41   $    12.61
END OF PERIOD                          9.49         11.77         15.35         18.95        14.41
PERCENTAGE INCREASE IN UNIT
   VALUE DURING PERIOD               (19.37%)      (23.32%)      (19.00%)       31.51%       14.27%
NUMBER OF UNITS OUTSTANDING
   AT END OF PERIOD               4,107,322     5,169,250     5,960,391     5,099,856    4,955,996



DEVELOPING MARKETS STOCK
SUBACCOUNT                         2007       2006       2005       2004       2003
------------------------         --------   --------   --------   --------   --------
UNIT FAIR VALUE:
BEGINNING OF PERIOD              $  13.79   $  10.91   $   8.68   $   7.06   $   4.68
END OF PERIOD                       17.51      13.79      10.91       8.68       7.06
PERCENTAGE INCREASE IN UNIT
   VALUE DURING PERIOD              26.98%     26.40%     25.69%     22.95%     50.85%
NUMBER OF UNITS OUTSTANDING
   AT END OF PERIOD               244,261    311,347    415,360    502,585    623,882

DEVELOPING MARKETS STOCK
SUBACCOUNT                         2002         2001          2000          1999        1998
------------------------         --------    ----------    ----------    ----------   --------
UNIT FAIR VALUE:
BEGINNING OF PERIOD              $   4.75    $     5.24    $     7.82    $     5.17   $   6.64
END OF PERIOD                        4.68          4.75          5.24          7.82       5.17
PERCENTAGE INCREASE IN UNIT
   VALUE DURING PERIOD              (1.47%)       (9.35%)      (32.99%)       51.26%    (22.14%)
NUMBER OF UNITS OUTSTANDING
   AT END OF PERIOD               841,843     1,046,309     1,236,325     1,052,898    868,801


+    1999 data is for the eight-month period ended December 31, 1999.

++   Not annualized.


*    This investment option became available on May 1, 2003.



** This investment option was added on May 1, 2007 with all subaccounts starting with a $10.00 unit price.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

ADDITIONAL CONTRACT PROVISIONS
   The Contract
   Incontestability
   Misstatement of Age or Sex
   Participation

PRINCIPAL UNDERWRITER

VARIABLE ANNUITY PAYMENTS
   Assumed Investment Rate
   Amount of Variable Annuity Payments
   Annuity Unit Value

OTHER INFORMATION

EXPERTS

FINANCIAL STATEMENTS

You may obtain a copy of the Statement of Additional Information free of charge by writing to or calling us at the address or telephone number shown at the beginning of this Prospectus.

                           MEMBERS(R) VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

                          CUNA MUTUAL INSURANCE SOCIETY
                                2000 Heritage Way
                               Waverly, Iowa 50677
                                 (800) 798-5500

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT

         Individual Flexible Premium Deferred Variable Annuity Contract

This Statement of Additional Information contains additional information to that already provided in the Prospectus for the individual flexible premium deferred variable annuity contract (the "Contract") offered by CUNA Mutual Insurance Society (the "Company").

This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with Prospectuses for the Contract.

The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectuses by writing or calling us at our address or phone number shown above.


                                   May 1, 2008

                                TABLE OF CONTENTS


ADDITIONAL CONTRACT PROVISIONS ..........................................     1
The Contract ............................................................     1
Incontestability ........................................................     1
Misstatement of Age or Sex ..............................................     1
Participation ...........................................................     1
Section 403(b) Contract Loans ...........................................     1
   Loan Amounts .........................................................     1
   Loan Processing ......................................................     1
   Loan Interest ........................................................     2
PRINCIPAL UNDERWRITER ...................................................     2
VARIABLE ANNUITY PAYMENTS ...............................................     3
   Assumed Investment Rate ..............................................     3
   Amount of Variable Annuity Payments ..................................     3
   Annuity Unit Value ...................................................     4
OTHER INFORMATION .......................................................     4
EXPERTS .................................................................     4
FINANCIAL STATEMENTS ....................................................     5

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are representations and not warranties. The Company will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

INCONTESTABILITY

The Company will not contest the Contract.

MISSTATEMENT OF AGE OR SEX

If the age or sex (if applicable) of the Annuitant has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and sex (if applicable).

PARTICIPATION

The Contract may participate in the Company's divisible surpluses but no dividends are expected to be paid. Any dividends paid after the Annuity Date would be paid with each annuity payment.

SECTION 403(B) CONTRACT LOANS

LOAN AMOUNTS


Generally, Owners of Contracts issued in connection with Code Section 403(b) retirement programs (other than those subject to Title I of ERISA) may borrow up to the lesser of (1) the maximum loan permitted under the Code, or (2) 100% of the Surrender Value of their Contract unless a lower minimum is required by law. Loans in excess of the maximum amount permitted under the Code may be treated as a taxable distribution rather than a loan and could cause disqualification of a
Section 403(b) contract. The Owner should consult a tax adviser to determine the maximum 403(b) loan permitted under the Contract. The Owner is responsible for ensuring that the loan is taken and repaid in compliance with the applicable requirements of the Code. The Company will only make Contract loans after approving a written request by the Owner. The written consent of all irrevocable beneficiaries must be obtained before a loan will be given. Loans are not permitted in connection with 403(b) retirement programs that are subject to the provisions of Title I of the Employee Retirement Income Security Act of 1974.


LOAN PROCESSING


When a loan is made, the Company transfers an amount equal to the amount borrowed from the Variable Contract Value or Fixed Contract Value to the Loan Account. The Loan Account is part of the Company's General Account and Contract Value in the Loan Account does not participate in the investment experience of any Subaccount or Fixed Account Option. The Owner must indicate in the loan application from which Subaccount or Guaranteed Interest Option, and in what amounts, Contract Value is to be transferred to the Loan Account. Loans may be repaid by the Owner at any time before the Payout Date. Upon the repayment of any portion of a loan, an amount equal to the repayment will be transferred from the Loan Account to the Subaccount(s) or Guaranteed Period(s) as requested by the Owner. Any transfer to a Guaranteed Period must be at least $1,000. A request to transfer less will be transferred to the Money Market Subaccount. Loan repayments are not allowed to the DCA One Year Fixed Period. Amounts transferred from the Guaranteed Amount to the Loan Account may be subject to a interest adjustment.

LOAN INTEREST

The Company charges interest on Contract loans at an effective annual rate of 6.5%. The Company pays interest on the Contract Value in the Loan Account at rates it determines from time to time but never less than an effective annual rate of 3.0%. This rate may change at the Company's discretion and Owners should request current interest rate information from the Company. Consequently, the net cost of a loan is the difference between 6.5% and the rate being paid from time to time on the Contract Value in the Loan Account. Interest on Contract loans accrues on a daily basis from the date of the loan and is due and payable at the end of each Contract Year. If the Owner does not pay the interest due at that time, an amount equal to such interest less interest earned on the Contract Value in the Loan Account is transferred from his or her Variable Contract Value to the Loan Account. This transfer will therefore increase the loan amount.

ADDITIONAL LOAN TERMS AND LOAN DEFAULT

If at any time, the loan amount causes the Surrender Value to be equal to or less than zero, the Contract will be in default. In this event, the Company will send a Written Request of default to the Owner stating the amount of loan repayment needed to reinstate the Contract and the Owner will have 61 days, from the day the notice is mailed, to pay the stated amount. If the Company does not receive the required loan repayment within 61 days, it will terminate the Contract without value. Principal and interest must be repaid in substantially level payments either monthly or quarterly over a five-year period (or, if the loan is used to acquire the Owner's principal residence, a 10, 15 or 20-year period but not beyond the year the Owner attains age 70 1/2). The Owner is allowed a 61-day grace period from the installment due date. If the amount due by the end of the grace period is not received the outstanding loan would default and a taxable distribution of the entire amount of the outstanding principal, interest due, and any applicable charges under this Contract, including any withdrawal charge, will be made. This distribution may be subject to income and penalty tax under the Code and may adversely affect the treatment of the Contract under Code Section 403(b).

EFFECT OF DEATH ON LOAN

Any loan amount outstanding upon the death of the Owner or Annuitant is deducted from any death benefit paid. In addition, a Contract loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment experience of the Variable Account does not apply to the portion of the Contract Value transferred to the Loan Account. The longer the loan remains outstanding, the greater this effect is likely to be.

                              PRINCIPAL UNDERWRITER


The Contract is offered to the public on a continuous basis. The Company anticipates continuing to offer the Contract, but reserves the right to discontinue the offering.



CUNA Brokerage Services, Inc. ("CUNA Brokerage") serves as principal underwriter for the Contract. CUNA Brokerage is a Wisconsin corporation and its home office is located at 2000 Heritage Way, Waverly, Iowa 50677. CUNA Brokerage is an indirect, wholly owned subsidiary of the Company, and is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the FINRA. CUNA Brokerage offers the Contract through its registered representatives. CUNA Brokerage also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Registered representatives of CUNA Brokerage and of the selling firms are appointed as the Company's insurance agents.



The Company pays CUNA Brokerage for sales of the Contracts, which CUNA Brokerage shares with its registered representatives and also with selling firms with which it has entered into selling agreements. CUNA Brokerage does not retain any portion of the commissions it receives in return for CUNA Brokerage's services as distributor for the Contracts. As permitted under FINRA rules, the Company and/or CUNA Brokerage may pay certain types of non-cash compensation to selling firms.



CUNA Brokerage received sales compensation with respect to the Contract in the following amounts during the periods indicated:

                                Net Underwriting    Compensation
                                  Discounts and    on Redemptions    Brokerage         Other
Name of Principal Underwriter      Commissions     and Repurchases   Commissions   Compensation
-----------------------------   ----------------   ---------------   -----------   ------------
CUNA Brokerage Services, Inc.      $2,351,066            None         $2,280,534      $70,532



Also, under its distribution agreement with CUNA Brokerage, the Company may pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contract. The Company pays for CUNA Brokerage's operating and other expenses.



In addition to the compensation paid for sales of the Contracts, the Company pays compensation when an Owner annuitizes all or a portion of his or her Contract and elects a life contingent annuity payout after the first Contract Year.


                            VARIABLE ANNUITY PAYMENTS

ASSUMED INVESTMENT RATE

The discussion concerning the amount of variable annuity payments which follows this section is based on an assumed investment rate of 3.5% per year. The assumed investment rate is used merely in order to determine the first monthly payment per thousand dollars of applied value. THIS RATE DOES NOT BEAR ANY RELATIONSHIP TO THE ACTUAL NET INVESTMENT EXPERIENCE OF THE VARIABLE ACCOUNT OR OF ANY SUBACCOUNT.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

The amount of the first variable annuity payment to a Payee will depend on the amount (i.e., the adjusted Contract Value, the Surrender Value, the death benefit) applied to effect the variable annuity payment as of the Annuity Date, the annuity payment option selected, and the age and sex (if, applicable) of the Annuitant. The Contracts contain tables indicating the dollar amount of the first annuity payment under each annuity payment option for each $1,000 applied at various ages. These tables are based upon the 1983 Table A (promulgated by the Society of Actuaries) and an assumed investment rate of 3.5% per year.

The portion of the first monthly variable annuity payment derived from a Subaccount is divided by the Annuity Unit value for that Subaccount (calculated as of the date of the first monthly payment). The number of such units will remain fixed during the annuity period, assuming the Payee makes no exchanges of Annuity Units for Annuity Units of another Subaccount.

In any subsequent month, for any Contract, the dollar amount of the variable annuity payment derived from each Subaccount is determined by multiplying the number of Annuity Units of that Subaccount attributable to that Contract by the value of such Annuity Unit at the end of the Valuation Period immediately preceding the date of such payment.

The Annuity Unit value will increase or decrease from one payment to the next in proportion to the net investment return of the Subaccount or Subaccounts supporting the variable annuity payments, less an adjustment to neutralize the 3.5% assumed investment rate referred to above. Therefore, the dollar amount of annuity payments after the first will vary with the amount by which the net investment return of the appropriate Subaccounts is greater or less than 3.5% per year. For example, for a Contract using only one Subaccount to generate variable annuity payments, if that Subaccount has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 1 1/2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year. (See also "Variable Annuity Payments" in the Prospectus.)

ANNUITY UNIT VALUE

The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Variable Contract Value" in the Prospectus.) The Annuity Unit value for each Subaccount's first Valuation Period was set at $100. The Annuity Unit value for a Subaccount is calculated for each subsequent Valuation Period by dividing (1) by (2), then multiplying this quotient by (3) and then multiplying the result by (4), where:

     (1)  is the Accumulation Unit value for the current Valuation Period;

     (2) is the Accumulation Unit value for the immediately preceding Valuation Period;

     (3) is the Annuity Unit value for the immediately preceding Valuation Period; and

     (4) is a special factor designed to compensate for the assumed investment rate of 3.5% built into the table used to compute the first variable annuity payment.

The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit value and the amount of several variable annuity payments based on one Subaccount.

ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

1. Accumulation Unit value for current Valuation Period                           12.56
2. Accumulation Unit value for immediately preceding Valuation Period             12.55
3. Annuity Unit value for immediately preceding Valuation Period                 103.41
4. Factor to compensate for the assumed investment rate of 3.5%              0.99990575
5. Annuity Unit value of current Valuation Period ((1) / (2)) x (3) x (4)        103.48

ILLUSTRATION OF VARIABLE ANNUITY PAYMENTS

1.  Number of Accumulation Units at Annuity Date                                1,000.00
2.  Accumulation Unit value                                                   $    18.00
3.  Adjusted Contract Value (1)x(2)                                           $18,000.00
4.  First monthly annuity payment per $1,000 of adjusted Contract Value       $     5.63
5.  First monthly annuity payment (3)x(4) / 1,000                             $   101.34
6.  Annuity Unit value                                                        $    98.00
7.  Number of Annuity Units (5)/(6)                                                1.034
8.  Assume Annuity Unit value for second month equal to                       $    99.70
9.  Second monthly annuity payment (7)x(8)                                    $   103.09
10. Assume Annuity Unit value for third month equal to                        $    95.30
11. Third monthly annuity payment (7)x(10)                                    $    98.54

                                OTHER INFORMATION

A registration statement ("Registration Statement") has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this SAI. Statements contained in this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                                     EXPERTS


The financial statements of the Subaccounts comprising the CUNA Mutual Variable Annuity Account as of December 31, 2007 and for each of the two years in the period ended December 31, 2007, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, dated February 13, 2008, appearing herein, and have been so included in reliance upon the report of such firm given on their authority as experts in accounting and auditing.



The financial statements of CUNA Mutual Insurance Society and its Consolidated Subsidiaries as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports, dated March 26, 2008 appearing herein (such report expresses an unqualified opinion and includes an explanatory paragraph related to the change in method of accounting for uncertainty in income taxes and defined pension and postretirement in 2007 and states that Deloitte & Touche LLP did not audit the consolidated financial statements of The CUMIS Group Limited and Subsidiaries, CMG Mortgage Insurance Company, and CMG Mortgage Assurance Company, all of which were audited by other auditors whose reports have been furnished to Deloitte & Touche LLP, whose opinion, insofar as it relates to the aforementioned companies that were not audited by Deloitte & Touche LLP, is based solely on the reports of other auditors), and have been so included in reliance upon the report of such firm given on their authority as experts in accounting and auditing.



The financial statements of The CUMIS Group Limited and Subsidiaries as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007, which are accounted for on a consolidated basis of accounting in the consolidated financial statements of CUNA Mutual Insurance Society, have been audited by KPMG LLP, independent auditors, as stated in their reports, dated February 19, 2008, February 16, 2007 and February 21, 2006. Such reports have been included herein on the authority of such firm as experts in accounting and auditing.



The financial statements of CMG Mortgage Insurance Company and CMG Mortgage Assurance Company as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007, which are accounted for on the equity method of accounting in the consolidated financial statements of CUNA Mutual Insurance Society, have been audited by Ernst & Young LLP, independent auditors, as stated in their reports, dated February 19, 2008 and February 14, 2007. Such reports have been included herein on the authority of such firm as experts in accounting and auditing.





                              FINANCIAL STATEMENTS


The Company's and the Variable Account's financial statements are contained in this Statement of Information ("SAI"). The Company's financial statements should be distinguished from the Variable Account's financial statements and you should consider the Company's financial statements only as bearing upon its ability to meet its Company's obligations under the Policies.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                    STATEMENT OF ASSETS AND LIABILITIES AS OF
                                DECEMBER 31, 2007


-----------------------------------------------------------------------------------------------------------------
                                       CONSERVATIVE          MODERATE           AGGRESSIVE            MONEY
                                        ALLOCATION          ALLOCATION          ALLOCATION            MARKET
                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS:
INVESTMENTS IN ULTRA SERIES FUND:
  Conservative Allocation Fund,
  4,305,521 shares at net asset
  value of $10.77 per share (cost
  $47,071,074)...................   $      46,351,448   $               --   $             --   $              --
INVESTMENTS IN ULTRA SERIES FUND:
  Moderate Allocation Fund,
  12,275,129 shares at net asset
  value of $11.21 per share (cost
  $139,435,312)..................                  --          137,639,988                 --                  --
INVESTMENTS IN ULTRA SERIES FUND:
  Aggressive Allocation Fund,
  846,577 shares at net asset
  value of $11.61 per share (cost
  $9,996,385)....................                  --                   --          9,828,768                  --
INVESTMENTS IN ULTRA SERIES FUND:
  Money Market Fund, 96,682,327
  shares at net asset value of
  $1.00 per share (cost
  $96,682,327)...................                  --                   --                 --          96,682,327
INVESTMENTS IN ULTRA SERIES FUND:
  Bond Fund, 28,255,772 shares at
  net asset value of $10.19 per
  share (cost $293,654,776)......                  --                   --                 --                  --
                                    -----------------   ------------------   ----------------   -----------------
     Total assets................          46,351,448          137,639,988          9,828,768          96,682,327
                                    -----------------   ------------------   ----------------   -----------------
LIABILITIES:
  Accrued adverse mortality and
     expense charges.............              43,391              128,381              9,345             103,711
  Other accrued expenses.........               4,385               13,333                693               4,708
                                    -----------------   ------------------   ----------------   -----------------
     Total liabilities...........              47,776              141,714             10,038             108,419
                                    -----------------   ------------------   ----------------   -----------------

     Total net assets............   $      46,303,672   $      137,498,274   $      9,818,730   $      96,573,908
                                    =================   ==================   ================   =================
NET ASSETS:
  Contracts in accumulation
     period (note 5).............   $      46,303,672   $      137,452,266   $      9,818,730   $      96,569,243
  Contracts in annuitization
     period (note 2 and note 5)..                  --               46,008                 --               4,665
                                    -----------------   ------------------   ----------------   -----------------
     Total Net Assets:...........   $      46,303,672   $      137,498,274   $      9,818,730   $      96,573,908
                                    =================   ==================   ================   =================

------------------------------------------------------
                                           BOND
                                        SUBACCOUNT
------------------------------------------------------
ASSETS:
INVESTMENTS IN ULTRA SERIES FUND:
  Conservative Allocation Fund,
  4,305,521 shares at net asset
  value of $10.77 per share (cost
  $47,071,074)...................   $               --
INVESTMENTS IN ULTRA SERIES FUND:
  Moderate Allocation Fund,
  12,275,129 shares at net asset
  value of $11.21 per share (cost
  $139,435,312)..................                   --
INVESTMENTS IN ULTRA SERIES FUND:
  Aggressive Allocation Fund,
  846,577 shares at net asset
  value of $11.61 per share (cost
  $9,996,385)....................                   --
INVESTMENTS IN ULTRA SERIES FUND:
  Money Market Fund, 96,682,327
  shares at net asset value of
  $1.00 per share (cost
  $96,682,327)...................                   --
INVESTMENTS IN ULTRA SERIES FUND:
  Bond Fund, 28,255,772 shares at
  net asset value of $10.19 per
  share (cost $293,654,776)......          287,881,052
                                    ------------------
     Total assets................          287,881,052
                                    ------------------
LIABILITIES:
  Accrued adverse mortality and
     expense charges.............              282,843
  Other accrued expenses.........               17,278
                                    ------------------
     Total liabilities...........              300,121
                                    ------------------

     Total net assets............   $      287,580,931
                                    ==================
NET ASSETS:
  Contracts in accumulation
     period (note 5).............   $      287,496,996
  Contracts in annuitization
     period (note 2 and note 5)..               83,935
                                    ------------------
     Total Net Assets:...........   $      287,580,931
                                    ==================





                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                    STATEMENT OF ASSETS AND LIABILITIES AS OF
                          DECEMBER 31, 2007 (CONTINUED)

----------------------------------------------------------------------------------------------------------------
                                                                             OPPENHEIMER
                                       STRATEGIC             HIGH                HIGH             DIVERSIFIED
                                        INCOME              INCOME              INCOME              INCOME
                                      SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
----------------------------------------------------------------------------------------------------------------
ASSETS:
INVESTMENTS IN MFS VARIABLE
  INSURANCE TRUST:
  Strategic Income Series,
  191,875 shares at net asset
  value of $10.54 per share
  (cost $1,963,262).............   $      2,022,361   $              --   $              --   $               --
INVESTMENTS IN ULTRA SERIES
  FUND:
  High Income Fund, 10,171,599
  shares at net asset value of
  $9.54 per share (cost
  $102,856,297).................                 --          97,066,336                  --                   --
INVESTMENTS IN OPPENHEIMER
  VARIABLE ACCOUNT FUNDS:
  High Income Fund/VA, 1,287,714
  shares at net asset value of
  $7.95 per share (cost
  $12,216,427)..................                 --                  --          10,237,330                   --
INVESTMENTS IN ULTRA SERIES
  FUND:
  Diversified Income Fund,
  21,416,556 shares at net asset
  value of $17.62 per share
  (cost $388,885,678)...........                 --                  --                  --          377,336,199
INVESTMENTS IN ULTRA SERIES
  FUND:
  Large Cap Value Fund,
  14,190,536 shares at net asset
  value of $31.49 per share
  (cost $416,942,536)...........                 --                  --                  --                   --
                                   ----------------   -----------------   -----------------   ------------------
     Total assets...............          2,022,361          97,066,336          10,237,330          377,336,199
                                   ----------------   -----------------   -----------------   ------------------
LIABILITIES:
  Accrued adverse mortality and
     expense charges............              2,153              93,082              10,999              385,747
  Other accrued expenses........                258               4,775               1,320               23,982
                                   ----------------   -----------------   -----------------   ------------------
     Total liabilities..........              2,411              97,857              12,319              409,729
                                   ----------------   -----------------   -----------------   ------------------

     Total net assets...........   $      2,019,950   $      96,968,479   $      10,225,011   $      376,926,470
                                   ================   =================   =================   ==================
NET ASSETS:
  Contracts in accumulation
     period (note 5)............   $      2,018,474   $      96,931,310   $      10,208,654   $      376,326,052
  Contracts in annuitization
     period (note 2 and note
     5).........................              1,476              37,169              16,357              600,418
                                   ----------------   -----------------   -----------------   ------------------
     Total Net Assets:..........   $      2,019,950   $      96,968,479   $      10,225,011   $      376,926,470
                                   ================   =================   =================   ==================

-----------------------------------------------------
                                        LARGE CAP
                                          VALUE
                                       SUBACCOUNT
-----------------------------------------------------
ASSETS:
INVESTMENTS IN MFS VARIABLE
  INSURANCE TRUST:
  Strategic Income Series,
  191,875 shares at net asset
  value of $10.54 per share
  (cost $1,963,262).............   $               --
INVESTMENTS IN ULTRA SERIES
  FUND:
  High Income Fund, 10,171,599
  shares at net asset value of
  $9.54 per share (cost
  $102,856,297).................                   --
INVESTMENTS IN OPPENHEIMER
  VARIABLE ACCOUNT FUNDS:
  High Income Fund/VA, 1,287,714
  shares at net asset value of
  $7.95 per share (cost
  $12,216,427)..................                   --
INVESTMENTS IN ULTRA SERIES
  FUND:
  Diversified Income Fund,
  21,416,556 shares at net asset
  value of $17.62 per share
  (cost $388,885,678)...........                   --
INVESTMENTS IN ULTRA SERIES
  FUND:
  Large Cap Value Fund,
  14,190,536 shares at net asset
  value of $31.49 per share
  (cost $416,942,536)...........          446,800,146
                                   ------------------
     Total assets...............          446,800,146
                                   ------------------
LIABILITIES:
  Accrued adverse mortality and
     expense charges............              457,197
  Other accrued expenses........               32,970
                                   ------------------
     Total liabilities..........              490,167
                                   ------------------

     Total net assets...........   $      446,309,979
                                   ==================
NET ASSETS:
  Contracts in accumulation
     period (note 5)............   $      445,948,732
  Contracts in annuitization
     period (note 2 and note
     5).........................              361,247
                                   ------------------
     Total Net Assets:..........   $      446,309,979
                                   ==================





                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                    STATEMENT OF ASSETS AND LIABILITIES AS OF
                          DECEMBER 31, 2007 (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                      LARGE CAP             MID CAP              MID CAP            SMALL CAP          SMALL CAP
                                       GROWTH                VALUE               GROWTH               VALUE             GROWTH
                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
INVESTMENTS IN ULTRA SERIES
  FUND:
  Large Cap Growth Fund,
  10,419,880 shares at net
  asset value of $23.36 per
  share (cost $203,672,233)....  $      243,357,017   $               --   $               --   $             --   $             --
INVESTMENTS IN ULTRA SERIES
  FUND:
  Mid Cap Value Fund,
  11,531,484 shares at net
  asset value of $15.33 per
  share (cost $179,823,694)....                  --          176,835,267                   --                 --                 --
INVESTMENTS IN ULTRA SERIES
  FUND:
  Mid Cap Growth Fund,
  20,869,242 shares at net
  asset value of $5.75 per
  share (cost $126,276,148)....                  --                   --          119,953,942                 --                 --
INVESTMENTS IN ULTRA SERIES
  FUND:
  Small Cap Value Fund, 122,462
  shares at net asset value of
  $8.86 per share (cost
  $1,149,102)..................                  --                   --                   --          1,084,578                 --
INVESTMENTS IN ULTRA SERIES
  FUND:
  Small Cap Growth Fund,
  101,334 shares at net asset
  value of $9.95 per share
  (cost $1,012,012)............                  --                   --                   --                 --          1,007,989
                                 ------------------   ------------------   ------------------   ----------------   ----------------
     Total assets..............         243,357,017          176,835,267          119,953,942          1,084,578          1,007,989
                                 ------------------   ------------------   ------------------   ----------------   ----------------
LIABILITIES:
  Accrued adverse mortality and
  expense charges..............             248,551              177,394              121,744                901                976
  Other accrued expenses.......              16,789                9,639                7,681                 88                 78
                                 ------------------   ------------------   ------------------   ----------------   ----------------
     Total liabilities.........             265,340              187,033              129,425                989              1,054
                                 ------------------   ------------------   ------------------   ----------------   ----------------

     Total net assets..........  $      243,091,677   $      176,648,234   $      119,824,517   $      1,083,589   $      1,006,935
                                 ==================   ==================   ==================   ================   ================
NET ASSETS:
  Contracts in accumulation
  period (note 5)..............  $      242,997,562   $      176,585,427   $      119,777,451   $      1,083,589   $      1,006,935
  Contracts in annuitization
  period (note 2 and note 5)...              94,115               62,807               47,066                 --                 --
                                 ------------------   ------------------   ------------------   ----------------   ----------------
     Total Net Assets:.........  $      243,091,677   $      176,648,234   $      119,824,517   $      1,083,589   $      1,006,935
                                 ==================   ==================   ==================   ================   ================





                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                    STATEMENT OF ASSETS AND LIABILITIES AS OF
                          DECEMBER 31, 2007 (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------
                                                                                        T. ROWE
                                                                                         PRICE            DEVELOPING
                                                GLOBAL           INTERNATIONAL       INTERNATIONAL          MARKETS
                                              SECURITIES             STOCK               STOCK            SECURITIES
                                              SUBACCOUNT          SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
INVESTMENTS IN ULTRA SERIES FUND:
  Global Securities Fund, 3,469,661
  shares at net asset value of $10.29
  per share (cost $40,165,577)..........  $      35,688,828   $               --   $              --   $             --
INVESTMENTS IN ULTRA SERIES FUND:
  International Stock Portfolio,
  8,188,397 shares at net asset value of
  $13.38 per share (cost $100,703,977)..                 --          109,566,067                  --                 --
INVESTMENTS IN T. ROWE PRICE
  INTERNATIONAL SERIES, INC.:
  International Stock Portfolio,
  1,240,353 shares at net asset value of
  $17.71 per share (cost $17,224,412)...                 --                   --          21,966,648                 --
INVESTMENTS IN FRANKLIN TEMPLETON
  VARIABLE INSURANCE PRODUCTS TRUST:
  Developing Markets Securities Fund,
  267,668 shares at net asset value of
  $16.00 per share (cost $1,956,362)....                 --                   --                  --          4,282,686
                                          -----------------   ------------------   -----------------   ----------------
     Total assets.......................         35,688,828          109,566,067          21,966,648          4,282,686
                                          -----------------   ------------------   -----------------   ----------------
LIABILITIES:
  Accrued adverse mortality and expense
  charges...............................             35,351              106,793              23,580              4,572
  Other accrued expenses................              1,840                5,647               2,830                549
                                          -----------------   ------------------   -----------------   ----------------
     Total liabilities..................             37,191              112,440              26,410              5,121
                                          -----------------   ------------------   -----------------   ----------------

     Total net assets...................  $      35,651,637   $      109,453,627   $      21,940,238   $      4,277,565
                                          =================   ==================   =================   ================
NET ASSETS:
  Contracts in accumulation period (note
  5)....................................  $      35,631,626   $      109,411,028   $      21,918,468   $      4,277,565
  Contracts in annuitization period
  (note 2 and note 5)...................             20,011               42,599              21,770                 --
                                          -----------------   ------------------   -----------------   ----------------
     Total Net Assets:..................  $      35,651,637   $      109,453,627   $      21,940,238   $      4,277,565
                                          =================   ==================   =================   ================





                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
          STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2007


-----------------------------------------------------------------------------------------------------------------
                                       CONSERVATIVE          MODERATE           AGGRESSIVE            MONEY
                                        ALLOCATION          ALLOCATION          ALLOCATION            MARKET
                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income................   $         930,667   $       2,236,559   $         107,788   $       4,420,412
  Mortality and expense charges
     (note 3)....................            (198,001)           (730,032)            (51,063)         (1,135,592)
  Administrative charges.........             (17,225)            (74,586)             (4,582)            (55,868)
                                    -----------------   -----------------   -----------------   -----------------
  Net investment income (loss)...             715,441           1,431,941              52,143           3,228,952
                                    -----------------   -----------------   -----------------   -----------------
REALIZED GAIN(LOSS)ON
  INVESTMENTS:
  Realized gain(loss) on sale of
     fund shares.................               6,636               5,467               6,274                  --
  Realized gain distributions....              79,626             509,862             131,447                  --
                                    -----------------   -----------------   -----------------   -----------------
  Net realized gain(loss) on
  investments....................              86,262             515,329             137,721                  --
NET CHANGE IN UNREALIZED
  APPRECIATION OR (DEPRECIATION)
  ON INVESTMENTS:................            (712,319)         (1,764,792)           (166,771)                 --
                                    -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.....................   $          89,384   $         182,478   $          23,093   $       3,228,952
                                    =================   =================   =================   =================

-----------------------------------------------------
                                           BOND
                                        SUBACCOUNT
-----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income................   $      11,613,762
  Mortality and expense charges
     (note 3)....................          (3,391,055)
  Administrative charges.........            (197,375)
                                    -----------------
  Net investment income (loss)...           8,025,332
                                    -----------------
REALIZED GAIN(LOSS)ON
  INVESTMENTS:
  Realized gain(loss) on sale of
     fund shares.................            (775,586)
  Realized gain distributions....                  --
                                    -----------------
  Net realized gain(loss) on
  investments....................            (775,586)
NET CHANGE IN UNREALIZED
  APPRECIATION OR (DEPRECIATION)
  ON INVESTMENTS:................           3,320,192
                                    -----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.....................   $      10,569,938
                                    =================





-----------------------------------------------------------------------------------------------------------------
                                                                                                   OPPENHEIMER
                                                            STRATEGIC              HIGH                HIGH
                                                              INCOME              INCOME              INCOME
                                                            SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income....................................   $         109,500   $       7,714,167   $       1,048,759
  Mortality and expense charges (note 3).............             (27,767)         (1,170,155)           (167,222)
  Administrative charges.............................              (3,332)            (56,815)            (20,067)
                                                        -----------------   -----------------   -----------------
  Net investment income (loss).......................              78,401           6,487,197             861,470
                                                        -----------------   -----------------   -----------------
REALIZED GAIN(LOSS)ON INVESTMENTS:
  Realized gains on sale of fund shares..............              12,212             419,356            (904,502)
  Realized gain distributions........................                  --              43,623                  --
                                                        -----------------   -----------------   -----------------
  Net realized gain(loss) on investments.............              12,212             462,979            (904,502)
NET CHANGE IN UNREALIZED APPRECIATION OR
  (DEPRECIATION) ON INVESTMENTS:.....................             (40,393)         (6,088,395)            (37,209)
                                                        -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.........................................   $          50,220   $         861,781   $         (80,241)
                                                        =================   =================   =================

---------------------------------------------------------------------------------------------
                                                           DIVERSIFIED          LARGE CAP
                                                              INCOME              VALUE
                                                            SUBACCOUNT          SUBACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income....................................   $      15,910,955   $       9,050,833
  Mortality and expense charges (note 3).............          (5,021,649)         (6,096,896)
  Administrative charges.............................            (317,198)           (439,859)
                                                        -----------------   -----------------
  Net investment income (loss).......................          10,572,108           2,514,078
                                                        -----------------   -----------------
REALIZED GAIN(LOSS)ON INVESTMENTS:
  Realized gains on sale of fund shares..............           4,016,627          27,987,068
  Realized gain distributions........................          10,256,930          40,294,409
                                                        -----------------   -----------------
  Net realized gain(loss) on investments.............          14,273,557          68,281,477
NET CHANGE IN UNREALIZED APPRECIATION OR
  (DEPRECIATION) ON INVESTMENTS:.....................         (19,354,947)        (70,978,251)
                                                        -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.........................................   $       5,490,718   $        (182,696)
                                                        =================   =================





                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
    STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2007 (CONTINUED)

----------------------------------------------------------------------------------------------------------------
                                       LARGE CAP            MID CAP             MID CAP            SMALL CAP
                                         GROWTH              VALUE               GROWTH              VALUE
                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT        SUBACCOUNT(1)
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...............   $         848,791   $       1,850,403   $              --   $           9,552
  Mortality and expense charges
     (note 3)...................          (2,986,617)         (2,334,005)         (1,566,057)             (2,853)
  Administrative charges........            (202,742)           (127,518)            (99,540)               (231)
                                   -----------------   -----------------   -----------------   -----------------
  Net investment income (loss)..          (2,340,568)           (611,120)         (1,665,597)              6,468
                                   -----------------   -----------------   -----------------   -----------------
REALIZED GAIN(LOSS)ON
  INVESTMENTS:
  Realized gains on sale of fund
     shares.....................           8,558,646           8,693,505           2,354,020              (2,434)
  Realized gain distributions...           7,016,545          20,969,982          12,312,626              12,257
                                   -----------------   -----------------   -----------------   -----------------
  Net realized gain(loss) on
     investments................          15,575,191          29,663,487          14,666,646               9,823
NET CHANGE IN UNREALIZED
  APPRECIATION OR (DEPRECIATION)
  ON INVESTMENTS:...............          12,818,891         (29,506,103)         (3,346,887)            (64,524)
                                   -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS
                                   $      26,053,514   $        (453,736)  $       9,654,162   $         (48,233)
                                   =================   =================   =================   =================

----------------------------------------------------
                                       SMALL CAP
                                         GROWTH
                                     SUBACCOUNT(1)
----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...............   $           1,072
  Mortality and expense charges
     (note 3)...................              (3,771)
  Administrative charges........                (364)
                                   -----------------
  Net investment income (loss)..              (3,063)
                                   -----------------
REALIZED GAIN(LOSS)ON
  INVESTMENTS:
  Realized gains on sale of fund
     shares.....................                (828)
  Realized gain distributions...               6,778
                                   -----------------
  Net realized gain(loss) on
     investments................               5,950
NET CHANGE IN UNREALIZED
  APPRECIATION OR (DEPRECIATION)
  ON INVESTMENTS:...............              (4,023)
                                   -----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS
                                   $          (1,136)
                                   =================





-------------------------------------------------------------------------------------------------------------------------
                                                                                      T. ROWE PRICE         DEVELOPING
                                                  GLOBAL          INTERNATIONAL       INTERNATIONAL          MARKETS
                                                SECURITIES            STOCK               STOCK             SECURITIES
                                                SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income........................   $         727,043   $       2,280,430   $         304,767   $          98,545
  Mortality and expense charges (note
     3)..................................            (423,061)         (1,208,987)           (301,476)            (54,036)
  Administrative charges.................             (20,432)            (63,829)            (36,177)             (6,484)
                                            -----------------   -----------------   -----------------   -----------------
  Net investment income (loss)...........             283,550           1,007,614             (32,886)             38,025
                                            -----------------   -----------------   -----------------   -----------------
REALIZED GAIN(LOSS)ON INVESTMENTS:
  Realized gains on sale of fund shares..           1,440,459           3,387,445           2,045,552             581,386
  Realized gain distributions............          11,009,899          11,949,506           2,449,019             338,615
                                            -----------------   -----------------   -----------------   -----------------
  Net realized gain(loss) on
     investments.........................          12,450,358          15,336,951           4,494,571             920,001
NET CHANGE IN UNREALIZED APPRECIATION OR
  (DEPRECIATION) ON INVESTMENTS:.........         (11,190,437)         (6,570,132)         (1,824,866)             74,580
                                            -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..............   $       1,543,471   $       9,774,433   $       2,636,819   $       1,032,606
                                            =================   =================   =================   =================




--------------

(1)   Commenced operations on May 1, 2007.


                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS


-------------------------------------------------------------------------------------------------------------
                                    CONSERVATIVE ALLOCATION SUBACCOUNT      MODERATE ALLOCATION SUBACCOUNT
                                       YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                   DECEMBER 31, 2007  DECEMBER 31, 2006  DECEMBER 31, 2007  DECEMBER 31, 2006
-------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)...      $   715,441        $   14,354        $  1,431,941        $   84,019
  Net realized gain (loss) on
     investments.................           86,262               577             515,329             1,219
  Net change in unrealized
     appreciation or
     (depreciation) on
     investments.................         (712,319)           (7,307)         (1,764,792)          (30,532)
                                      ------------       -----------       -------------       -----------
     Net increase (decrease) in
       net assets from
       operations................           89,384             7,624             182,478            54,706
                                      ------------       -----------       -------------       -----------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners......................       17,538,880           837,953          70,529,446         6,762,635
  Transfers between subaccounts
     (including fixed accounts),
     net.........................       29,445,080           408,546          64,523,856         1,270,398
  Transfers for contract benefits
     and terminations............       (1,998,335)           (1,250)         (5,663,931)          (33,688)
  Contract charges and fees......          (23,802)             (408)           (125,246)           (1,372)
  Adjustments to net assets
     allocated to contracts in
     payout period...............               --                --              (1,008)               --
                                      ------------       -----------       -------------       -----------
     Net increase (decrease) in
       net assets from contract
       transactions..............       44,961,823         1,244,841         129,263,117         7,997,973
                                      ------------       -----------       -------------       -----------
  Total increase (decrease) in
     net assets..................       45,051,207         1,252,465         129,445,595         8,052,679
NET ASSETS:
  Beginning of period............        1,252,465                --           8,052,679                --
                                      ------------       -----------       -------------       -----------
  Ending of period...............     $ 46,303,672       $ 1,252,465       $ 137,498,274       $ 8,052,679
                                      ============       ===========       =============       ===========





-------------------------------------------------------------------------------------------------------------
                                     AGGRESSIVE ALLOCATION SUBACCOUNT           MONEY MARKET SUBACCOUNT
                                       YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                   DECEMBER 31, 2007  DECEMBER 31, 2006  DECEMBER 31, 2007  DECEMBER 31, 2006
-------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)...      $   52,143          $  9,040         $  3,228,952       $  2,298,375
  Net realized gain (loss) on
     investments.................         137,721                10                   --                 --
  Net change in unrealized
     appreciation or
     (depreciation) on
     investments.................        (166,771)             (847)                  --                 --
                                      -----------         ---------        -------------      -------------
     Net increase (decrease) in
       net assets from
       operations................          23,093             8,203            3,228,952          2,298,375
                                      -----------         ---------        -------------      -------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners......................       2,794,028           419,618            7,602,609         13,153,890
  Transfers between subaccounts
     (including fixed accounts),
     net.........................       6,489,239           332,377           45,469,706         41,624,245
  Transfers for contract benefits
     and terminations............        (241,675)             (600)         (48,561,051)       (39,040,113)
  Contract charges and fees......          (5,553)               --             (139,591)          (428,398)
  Adjustments to net assets
     allocated to contracts in
     payout period...............              --                --                   61                 68
                                      -----------         ---------        -------------      -------------
     Net increase (decrease) in
       net assets from contract
       transactions..............       9,036,039           751,395            4,371,734         15,309,692
                                      -----------         ---------        -------------      -------------
  Total increase (decrease) in
     net assets..................       9,059,132           759,598            7,600,686         17,608,067
NET ASSETS:
  Beginning of period............         759,598                --           88,973,222         71,365,155
                                      -----------         ---------        -------------      -------------
  Ending of period...............     $ 9,818,730         $ 759,598        $  96,573,908      $  88,973,222
                                      ===========         =========        =============      =============





                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

-------------------------------------------------------------------------------------------------------------
                                              BOND SUBACCOUNT                 STRATEGIC INCOME SUBACCOUNT
                                       YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                   DECEMBER 31, 2007  DECEMBER 31, 2006  DECEMBER 31, 2007  DECEMBER 31, 2006
-------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)...     $  8,025,332       $  9,376,976        $   78,401         $  120,710
  Net realized gain (loss) on
     investments.................         (775,586)          (927,793)           12,212             39,087
  Net change in unrealized
     appreciation or
     (depreciation) on
     investments.................        3,320,192           (803,751)          (40,393)           (23,151)
                                     -------------      -------------       -----------        -----------
     Net increase (decrease) in
       net assets from
       operations................     $ 10,569,938          7,645,432            50,220            136,646
                                     -------------      -------------       -----------        -----------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners......................       18,884,725         33,064,845                --                 --
  Transfers between subaccounts
     (including fixed accounts),
     net.........................        8,937,485         28,859,270           (54,220)          (162,943)
  Transfers for contract benefits
     and terminations............      (40,293,074)       (44,831,350)         (359,788)          (787,488)
  Contact charges and fees.......         (460,019)          (437,650)           (1,944)            (2,174)
  Adjustments to net assets
     allocated to contracts in
     payout period...............            1,853             (4,050)               74                 64
                                     -------------      -------------       -----------        -----------
     Net increase (decrease) in
       net assets from contract
       transactions..............      (12,929,030)        16,651,065          (415,878)          (952,541)
                                     -------------      -------------       -----------        -----------
  Total increase (decrease) in
     net assets..................       (2,359,092)        24,296,497          (365,658)          (815,895)
NET ASSETS:
  Beginning of period............      289,940,023        265,643,526         2,385,608          3,201,503
                                     -------------      -------------       -----------        -----------
  Ending of period...............    $ 287,580,931      $ 289,940,023       $ 2,019,950        $ 2,385,608
                                     =============      =============       ===========        ===========




-------------------------------------------------------------------------------------------------------------
                                          HIGH INCOME SUBACCOUNT          OPPENHEIMER HIGH INCOME SUBACCOUNT
                                       YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                   DECEMBER 31, 2007  DECEMBER 31, 2006  DECEMBER 31, 2007  DECEMBER 31, 2006
-------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)...     $  6,487,197       $  5,694,910        $   861,470        $ 1,276,986
  Net realized gain (loss) on
     investments.................          462,979            423,153           (904,502)        (1,208,077)
  Net change in unrealized
     appreciation or
     (depreciation) on
     investments.................       (6,088,395)         1,083,025            (37,209)         1,320,103
                                     -------------      -------------       ------------       ------------
     Net increase (decrease) in
       net assets from
       operations................          861,781          7,201,088            (80,241)         1,389,012
                                     -------------      -------------       ------------       ------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners......................        4,686,944         10,019,719                 --                 --
  Transfers between subaccounts
     (including fixed accounts),
     net.........................        2,412,376         11,343,196           (634,535)        (1,334,039)
  Transfers for contract benefits
     and terminations............      (11,636,010)       (11,516,001)        (5,050,500)        (5,584,623)
  Contract charges and fees......         (153,436)          (148,397)            (7,467)           (11,900)
  Adjustments to net assets
     allocated to contracts in
     payout period...............              189                838               (605)               458
                                     -------------      -------------       ------------       ------------
     Net increase (decrease) in
       net assets from contract
       transactions..............       (4,689,937)         9,699,355         (5,693,107)        (6,930,104)
                                     -------------      -------------       ------------       ------------
  Total increase (decrease) in
     net assets..................       (3,828,156)        16,900,443         (5,773,348)        (5,541,092)
NET ASSETS:
  Beginning of period............      100,796,636         83,896,192         15,998,359         21,539,451
                                     -------------      -------------       ------------       ------------
  Ending of period...............    $  96,968,479      $ 100,796,635       $ 10,225,011       $ 15,998,359
                                     =============      =============       ============       ============





                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

-------------------------------------------------------------------------------------------------------------
                                       DIVERSIFIED INCOME SUBACCOUNT          LARGE CAP VALUE SUBACCOUNT
                                       YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                   DECEMBER 31, 2007  DECEMBER 31, 2006  DECEMBER 31, 2007  DECEMBER 31, 2006
-------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)...     $ 10,572,108       $  5,650,452       $  2,514,078       $  2,932,365
  Net realized gain (loss) on
     investments.................       14,273,557         60,868,495         68,281,477         54,098,361
  Net change in unrealized
     appreciation or
     (depreciation) on
     investments.................      (19,354,947)       (29,005,297)       (70,978,251)        32,990,080
                                     -------------      -------------      -------------      -------------
     Net increase (decrease) in
       net assets from
       operations................        5,490,718         37,513,650           (182,696)        90,020,806
                                     -------------      -------------      -------------      -------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners......................       16,739,127         21,545,488         20,308,229         32,893,982
  Transfers between subaccounts
     (including fixed accounts),
     net.........................      (16,137,408)       (11,792,871)       (25,526,895)           998,069
  Transfers for contract benefits
     and terminations............      (79,049,252)       (86,182,573)       (85,366,210)       (83,642,703)
  Contract charges and fees......         (618,302)          (753,532)          (629,987)          (705,323)
  Adjustments to net assets
     allocated to contracts in
     payout period...............              674              6,500              8,924             13,259
                                     -------------      -------------      -------------      -------------
     Net increase (decrease) in
       net assets from contract
       transactions..............      (79,065,161)       (77,176,988)       (91,205,939)       (50,442,716)
                                     -------------      -------------      -------------      -------------
  Total increase (decrease) in
     net assets..................      (73,574,443)       (39,663,338)       (91,388,635)        39,578,090
NET ASSETS:
  Beginning of period............      450,500,913        490,164,251        537,698,614        498,120,524
                                     -------------      -------------      -------------      -------------
  Ending of period...............    $ 376,926,470      $ 450,500,913      $ 446,309,979      $ 537,698,614
                                     =============      =============      =============      =============




-------------------------------------------------------------------------------------------------------------
                                        LARGE CAP GROWTH SUBACCOUNT            MID CAP VALUE SUBACCOUNT
                                       YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                   DECEMBER 31, 2007  DECEMBER 31, 2006  DECEMBER 31, 2007  DECEMBER 31, 2006
-------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)...     $ (2,340,568)      $ (2,263,936)      $   (611,120)      $   (457,577)
  Net realized gain (loss) on
     investments.................       15,575,191          2,733,722         29,663,487         34,099,379
  Net change in unrealized
     appreciation or
     (depreciation) on
     investments.................       12,818,891         15,066,364        (29,506,103)        (5,868,290)
                                     -------------      -------------      -------------      -------------
     Net increase (decrease) in
       net assets from
       operations................       26,053,514         15,536,150           (453,736)        27,773,512
                                     -------------      -------------      -------------      -------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners......................       12,262,873         20,403,354          9,039,750         15,902,735
  Transfers between subaccounts
     (including fixed accounts),
     net.........................       (7,704,766)        (3,646,682)        (6,054,161)         1,519,372
  Transfers for contract benefits
     and terminations............      (37,426,152)       (37,759,630)       (25,154,735)       (22,743,153)
  Contract charges and fees......         (303,663)          (346,378)          (277,865)          (265,773)
  Adjustments to net assets
     allocated to contracts in
     payout period...............             (564)             2,258              1,412              1,252
                                     -------------      -------------      -------------      -------------
     Net increase (decrease) in
       net assets from contract
       transactions..............      (33,172,272)       (21,347,078)       (22,445,599)        (5,585,567)
                                     -------------      -------------      -------------      -------------
  Total increase (decrease) in
     net assets..................       (7,118,758)        (5,810,928)       (22,899,335)        22,187,945
NET ASSETS:
  Beginning of period............      250,210,435        256,021,363        199,547,569        177,359,624
                                     -------------      -------------      -------------      -------------
  Ending of period...............    $ 243,091,677      $ 250,210,435      $ 176,648,234      $ 199,547,569
                                     =============      =============      =============      =============





                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

---------------------------------------------------------------------------------------------------------------
                                      MID CAP GROWTH SUBACCOUNT           SMALL CAP VALUE SUBACCOUNT(1)
                                    YEAR ENDED         YEAR ENDED         YEAR ENDED
                                DECEMBER 31, 2007  DECEMBER 31, 2006  DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
INCREASE IN NET ASSETS FROM
  OPERATIONS:
  Net investment income
     (loss)...................     $ (1,665,597)      $ (1,575,676)       $    6,468
  Net realized gain (loss) on
     investments..............       14,666,646         32,350,760             9,823
  Net change in unrealized
     appreciation or
     (depreciation) on
     investments..............       (3,346,887)       (18,813,057)          (64,524)
                                  -------------      -------------       -----------
     Net increase (decrease)
       in net assets from
       operations.............        9,654,162         11,962,027           (48,233)
                                  -------------      -------------       -----------
CONTRACT TRANSACTIONS:
  Payments received from
     contract owners..........        5,324,896         12,203,088           363,704
  Transfers between
     subaccounts (including
     fixed accounts), net.....       (6,538,450)         3,149,447           828,644
  Transfers for contract
     benefits and
     terminations.............      (18,194,286)       (17,187,000)          (60,320)
  Contract charges and fees...         (182,050)          (179,817)             (206)
  Adjustments to net assets
     allocated to contracts in
     payout period............           (3,005)             1,091                --
                                  -------------      -------------       -----------
     Net increase (decrease)
       in net assets from
       contract transactions..      (19,592,895)        (2,013,191)        1,131,822
                                  -------------      -------------       -----------
  Total increase (decrease) in
     net assets...............       (9,938,733)         9,948,836         1,083,589
NET ASSETS:
  Beginning of period.........      129,763,250        119,814,414                --
                                  -------------      -------------       -----------
  Ending of period............    $ 119,824,517      $ 129,763,250       $ 1,083,589
                                  =============      =============       ===========




---------------------------------------------------------------------------------------------------------------
                                   SMALL CAP GROWTH SUBACCOUNT(1)         GLOBAL SECURITIES SUBACCOUNT
                                    YEAR ENDED                            YEAR ENDED         YEAR ENDED
                                DECEMBER 31, 2007                     DECEMBER 31, 2007  DECEMBER 31, 2006
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
INCREASE IN NET ASSETS FROM
  OPERATIONS:
  Net investment income
     (loss)...................      $   (3,063)                          $    283,550        $    21,656
  Net realized gain (loss) on
     investments..............           5,950                             12,450,358          2,259,264
  Net change in unrealized
     appreciation or
     (depreciation) on
     investments..............          (4,023)                           (11,190,437)         2,050,409
                                   -----------                          -------------       ------------
     Net increase (decrease)
       in net assets from
       operations.............          (1,136)                             1,543,471          4,331,329
                                   -----------                          -------------       ------------
CONTRACT TRANSACTIONS:
  Payments received from
     contract owners..........         277,355                              2,519,120          4,724,418
  Transfers between
     subaccounts (including
     fixed accounts), net.....         754,274                                625,867          5,059,219
  Transfers for contract
     benefits and
     terminations.............         (23,473)                            (3,234,235)        (2,806,355)
  Contract charges and fees...             (85)                               (60,490)           (46,246)
  Adjustments to net assets
     allocated to contracts in
     payout period............              --                                   (844)               657
                                   -----------                          -------------       ------------
     Net increase (decrease)
       in net assets from
       contract transactions..       1,008,071                               (150,582)         6,931,693
                                   -----------                          -------------       ------------
  Total increase (decrease) in
     net assets...............       1,006,935                              1,392,889         11,263,022
NET ASSETS:
  Beginning of period.........              --                             34,258,748         22,995,726
                                   -----------                          -------------       ------------
  Ending of period............     $ 1,006,935                          $  35,651,637       $ 34,258,748
                                   ===========                          =============       ============



--------------

(1)   Commenced operations on May 1, 2007.



                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

------------------------------------------------------------------------------------------------------------
                                                                                   T. ROWE PRICE
                                   INTERNATIONAL STOCK SUBACCOUNT          INTERNATIONAL STOCK SUBACCOUNT
                                   YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                               DECEMBER 31, 2007   DECEMBER 31, 2006   DECEMBER 31, 2007   DECEMBER 31, 2006
------------------------------------------------------------------------------------------------------------
OPERATIONS:
INCREASE IN NET ASSETS FROM
  OPERATIONS:
  Net investment income
     (loss).................      $  1,007,614         $   309,057         $   (32,886)        $   (95,761)
  Net realized gain (loss)
     on investments.........        15,336,951          10,325,401           4,494,571           1,537,448
  Net change in unrealized
     appreciation or
     (depreciation) on
     investments............        (6,570,132)          5,152,145          (1,824,866)          2,831,006
                                 -------------        ------------        ------------        ------------
     Net increase (decrease)
       in net assets from
       operations...........         9,774,433          15,786,603           2,636,819           4,272,693
                                 -------------        ------------        ------------        ------------
CONTRACT TRANSACTIONS:
  Payments received from
     contract owners........         7,187,380          11,399,690                  --                  --
  Transfers between
     subaccounts (including
     fixed accounts), net...         7,854,617          19,767,910          (1,103,764)         (1,732,807)
  Transfers for contract
     benefits and
     terminations...........       (11,732,874)         (7,443,763)         (5,382,258)         (5,802,170)
  Contract charges and
     fees...................          (148,181)           (102,643)            (16,535)            (26,465)
  Adjustments to net assets
     allocated to contracts
     in payout period.......               794                 873              (1,318)                434
                                 -------------        ------------        ------------        ------------
     Net increase (decrease)
       in net assets from
       contract
       transactions.........         3,161,736          23,622,067          (6,503,875)         (7,561,008)
                                 -------------        ------------        ------------        ------------
  Total increase (decrease)
     in net assets..........        12,936,169          39,408,670          (3,867,056)         (3,288,315)
NET ASSETS:
  Beginning of period.......        96,517,458          57,108,788          25,807,294          29,095,609
                                 -------------        ------------        ------------        ------------
  Ending of period..........     $ 109,453,627        $ 96,517,458        $ 21,940,238        $ 25,807,294
                                 =============        ============        ============        ============




------------------------------------------------------------------------------------------------------------
                           DEVELOPING MARKETS SECURITIES SUBACCOUNT
                                  YEAR ENDED          YEAR ENDED
                              DECEMBER 31, 2007   DECEMBER 31, 2006
------------------------------------------------------------------------------------------------------------
OPERATIONS:
INCREASE IN NET ASSETS FROM
  OPERATIONS:
  Net investment income
     (loss)................       $    38,025         $   (11,504)
  Net realized gain (loss)
     on investments........           920,001             590,876
  Net change in unrealized
     appreciation or
     (depreciation) on
     investments...........            74,580             420,768
                                 ------------        ------------
     Net increase
       (decrease) in net
       assets from
       operations..........         1,032,606           1,000,140
                                 ------------        ------------
CONTRACT TRANSACTIONS:
  Payments received from
     contract owners.......                --                  --
  Transfers between
     subaccounts (including
     fixed accounts), net..          (270,188)           (373,149)
  Transfers for contract
     benefits and
     terminations..........          (774,254)           (862,800)
  Contract charges and
     fees..................            (3,408)             (4,109)
  Adjustments to net assets
     allocated to contracts
     in payout period......                --                  --
                                 ------------        ------------
     Net increase
       (decrease) in net
       assets from contract
       transactions........        (1,047,850)         (1,240,058)
                                 ------------        ------------
  Total increase (decrease)
     in net assets.........           (15,244)           (239,918)
NET ASSETS:
  Beginning of period......         4,292,809           4,532,727
                                 ------------        ------------
  Ending of period.........      $  4,277,565        $  4,292,809
                                 ============        ============





                 See accompanying Notes to Financial Statements.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

     The CUNA Mutual Variable Annuity Account (the Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities Exchange Commission (SEC).

     The Account was initially established as a separate account of the CUNA Mutual Life Insurance Company (CMLIC), a mutual life insurance company, to receive and invest net premiums paid by the policyholders to CMLIC under variable annuity policies issued by CMLIC. Through December 31, 2007 CMLIC was joined in an agreement of permanent affiliation with CUNA Mutual Life Insurance Society (CMIS), a mutual life insurance company; the companies had a common management team and board of directors. On December 31, 2007, CMLIC and CMIS legally merged into a single entity, CMIS (the Company).

     Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are segregated and may not be used to satisfy other liabilities arising out of any other business which the Company may conduct. The net assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts. The Company has the right to transfer to the general account any assets of the Variable Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

     The Variable Account currently sells four variable annuity products:
     MEMBERS Variable Annuity, MEMBERS Variable Annuity II, MEMBERS Choice Variable Annuity and MEMBERS Variable Annuity III.

     The accompanying financial statements include only the Contract owner deposits applicable to the variable portions of the Contracts and exclude deposits for fixed dollar benefits, which are included in the general account of the Company.

     Investments

     The Variable Account currently is divided into nineteen subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio, i.e., Ultra Series Fund (Class Z shares),
     T. Rowe Price International Series, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The net investment income, and realized and unrealized gains and losses, from the assets for each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

     The Variable Account invests in shares of certain funds within the Ultra Series Fund, T. Rowe Price International Series, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, and Franklin Templeton Variable Insurance Products Trust. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

     Ultra Series Fund currently has fifteen funds available as investment options under the Contracts. T. Rowe Price International Series, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust each have one fund available as an investment option under the Contracts. The T. Rowe Price International Series, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust also have other funds that are not available under the Contracts. These fund companies may, in the future,

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


     create additional funds or classes that may or may not be available as investment options under the Contracts.

     MEMBERS Capital Advisors, Inc., a wholly owned subsidiary of the Company, serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund.

     T. Rowe Price International, Inc. serves as the investment adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Series, Inc.

     Massachusetts Financial Services Company (MFS) serves as the investment adviser to the MFS Strategic Income Series and manages their assets in accordance with general policies and guidelines established by the board of trustees of MFS(R) Variable Insurance Trust(SM).

     Oppenheimer Funds, Inc. serves as the investment adviser to the Oppenheimer High Income Fund/VA and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Oppenheimer Variable Account Funds.

     Templeton Asset Management Ltd. serves as the investment adviser to the Franklin Templeton Developing Markets Securities Fund and manages its assets and makes its investments decisions.

(2) SIGNIFICANT ACCOUNTING POLICIES

     Investment Valuation

     The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Transactions are recorded on a trade date basis. Realized gains and losses from security transactions are reported on an average cost basis. Income from dividends and gains from realized gain distributions from each fund are recorded on the ex-dividend date and are reinvested in that fund.

     Federal Income Taxes

     The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not expect to incur federal income taxes on recorded earnings or the realized capital gains attributed to the Variable Account to the extent the earnings are credited under the contracts. Accordingly, no charge for income tax is currently recorded to the Variable Account. If such taxes are incurred by the Company in the future, a charge to the Variable Account may be assessed.

     Annuity Reserves

     Annuity reserves are computed for contracts in the payout stage according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 3.5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater than expected longevity of annuitants. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

     Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


     the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3) FEES AND CHARGES

     Contract Charges

     SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). At the time purchase payments are paid, no charge is deducted for sales expenses. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within 7 years of their being paid and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

     For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of the payment withdrawn or surrendered. The surrender charge decreases by 1% for each full year that has elapsed since the purchase payment was made. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender.

     Subject to certain restrictions for the first partial withdrawal (or surrender) in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the Contracts. These expenses are included in Contract Charges and Fees on the accompanying Statement of Changes in Net Assets.

     ANNUAL CONTRACT FEE. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts an annual contract fee of $30 from the variable contract value. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a contract anniversary. The Company currently waives this fee for contracts with $25,000 or more of contract value. These expenses are included in Contract Charges and Fees on the accompanying Statement of Changes in Net Assets.

     DEATH BENEFIT RIDER CHARGES. Optional death benefit riders are available on MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity contracts. The Maximum Anniversary Value Death Benefit and 5% Annual Guarantee Death Benefit Riders are available for issue ages 0 to 75. The minimum Death Benefit Guarantee Rider is available for issue ages 76 to 85.

     On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts rider fees from the contract value. The annual charge for each of these riders ranges from 0.15% to 0.20% of average assets during the prior contract year. These expenses are included in Contract Charges and Fees on the accompanying Statement of Changes in Net Assets.

     Optional death benefit riders are also available on MEMBERS Variable Annuity III contracts. The Maximum Anniversary Value Death Benefit, 3% Annual Guarantee Death Benefit and Earnings Enhanced Death Benefit Riders are available for issue ages 0 to 75. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts rider fees from the contract value. The annual charge for each of these riders ranges from 0.15% to 0.35% of average assets during the prior contract year. These expenses are included in Contract Charges and Fees on the accompanying Statement of Changes in Net Assets.

     LIVING BENEFIT RIDERS. Generally, for Guaranteed Minimum Withdrawal Benefit riders issued on and after October 30, 2006, the annual charge is 0.60% of the average monthly Contract Value for the prior contract year. The annual charge for Guaranteed Minimum Withdrawal riders issued prior to that date is 0.50% of the average monthly contract value. The annual charge for the Guaranteed Minimum Accumulation Benefit riders is 0.50% of the average monthly contract value for the prior contract year, subject to

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


     state availability. These expenses are included in Contract Charges and Fees on the accompanying Statement of Changes in Net Assets.

     TRANSFER FEE. No charge is made for transfers. However, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract year. These expenses are included in Contract Charges and Fees on the accompanying Statement of Changes in Net Assets.

     PREMIUM TAXES. If state or other premium taxes are applicable to a Contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal,
     (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes. These expenses are included in Contract Charges and Fees on the accompanying Statement of Changes in Net Assets.

     Variable Account Charges

     MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.15% to 1.25%. These expenses are included in the Mortality and Expense Charges on the accompanying Statement of Operations.

     ADMINISTRATIVE CHARGE. The Company deducts a daily administrative charge to compensate it for certain expenses it incurs in administration of MEMBERS Variable Annuity and MEMBERS Variable Annuity III contracts. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%. These expenses are included in the Mortality and Expense Charges on the Statement of Operations.

(4) PURCHASE AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:

---------------------------------------------------------------------------------------------
                                                                   PURCHASES         SALES
---------------------------------------------------------------------------------------------
Conservative Allocation.......................................   $ 47,460,344    $  1,656,726
Moderate Allocation...........................................    135,117,158       3,776,498
Aggressive Allocation.........................................     10,289,244       1,060,158
Money Market Fund.............................................     96,143,326      88,513,010
Bond Fund.....................................................     44,229,289      49,117,539
Strategic Income Fund.........................................        110,199         447,960
High Income Fund..............................................     19,132,210      17,290,199
Oppenheimer High Income Fund..................................      1,058,965       5,896,289
Diversified Income Fund.......................................     41,336,307      99,618,393
Large Cap Value Fund..........................................     76,642,969     125,101,221
Large Cap Growth Fund.........................................     23,939,904      52,426,021
Mid Cap Value Fund............................................     43,167,218      45,268,434
Mid Cap Growth Fund...........................................     18,716,175      27,664,173
Small Cap Value Fund(1).......................................      1,234,755          83,219
Small Cap Growth Fund(1)......................................      1,068,068          55,228
Global Securities Fund........................................     17,221,076       6,073,807
International Stock Fund......................................     32,118,662      15,980,279
T. Rowe Price International Stock Fund........................      2,723,909       6,813,785
Developing Markets Securities Fund............................        430,507       1,101,261



--------------

(1)   Commenced operations on May 1, 2007.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(5) CHANGES IN UNITS OUTSTANDING

     The changes in units outstanding for the years ended December 31, 2006 and 2007 were as follows:

                                     CONSERVATIVE     MODERATE     AGGRESSIVE       MONEY
                                      ALLOCATION     ALLOCATION    ALLOCATION       MARKET          BOND
                                      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                     ------------    ----------    ----------    -----------    -----------
Units outstanding at December 31,
  2005............................            --             --           --       6,419,021     20,429,498
Units issued......................       123,256        786,195       73,167      11,250,427     23,865,279
Units redeemed....................          (163)        (3,410)         (58)     (9,817,153)   (21,488,879)
                                       ---------     ----------      -------     -----------    -----------
Units outstanding at December 31,
  2006............................       123,093        782,785       73,109       7,852,295     22,805,898
Units issued......................     4,846,692     13,535,247      952,653      11,900,045     23,359,128
Units redeemed....................      (438,892)    (1,166,733)     (94,070)    (11,430,690)   (23,728,762)
                                       ---------     ----------      -------     -----------    -----------
Units outstanding at December 31,
  2007............................     4,530,893     13,151,299      931,692       8,321,650     22,436,264
                                       =========     ==========      =======     ===========    ===========




                                      STRATEGIC       HIGH       OPPENHEIMER    DIVERSIFIED     LARGE CAP
                                       INCOME        INCOME      HIGH INCOME       INCOME         VALUE
                                     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                     ----------    ----------    -----------    -----------    -----------
Units outstanding at December 31,
  2005............................     208,773      6,654,995     1,582,658      35,143,650     33,687,603
Units issued......................           4      8,153,182            32      18,104,069     24,639,262
Units redeemed....................     (60,894)    (7,210,560)     (493,374)    (22,179,594)   (25,847,363)
                                       -------     ----------     ---------     -----------    -----------
Units outstanding at December 31,
  2006............................     147,883      7,597,617     1,089,316      31,068,125     32,479,502
Units issued......................           4      7,223,452            30      15,108,654     22,009,406
Units redeemed....................     (25,415)    (7,458,028)     (382,539)    (19,689,378)   (26,266,731)
                                       -------     ----------     ---------     -----------    -----------
Units outstanding at December 31,
  2007............................     122,472      7,363,041       706,807      26,487,401     28,222,177
                                       =======     ==========     =========     ===========    ===========




                                     LARGE CAP       MID CAP       MID CAP        SMALL CAP        SMALL CAP
                                       GROWTH         VALUE         GROWTH          VALUE            GROWTH
                                     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT(1)    SUBACCOUNT(1)
                                    -----------    ----------    -----------    -------------    -------------
Units outstanding at December 31,
  2005...........................    20,474,009    11,200,447     12,600,337
Units issued.....................    17,026,565     9,592,690     10,859,754
Units redeemed...................   (17,552,924)   (9,476,154)   (10,831,528)
                                    -----------    ----------    -----------
Units outstanding at December 31,
  2006...........................    19,947,650    11,316,983     12,628,563            --               --
Units issued.....................    15,886,333     8,711,526      8,279,723       137,870          127,819
Units redeemed...................   (17,662,570)   (9,658,627)    (9,840,060)      (17,188)         (23,142)
                                    -----------    ----------    -----------       -------          -------
Units outstanding at December 31,
  2007...........................    18,171,413    10,369,882     11,068,226       120,682          104,677
                                    ===========    ==========    ===========       =======          =======




                                                                           T. ROWE PRICE    DEVELOPING
                                              GLOBAL      INTERNATIONAL    INTERNATIONAL      MARKETS
                                            SECURITIES        STOCK            STOCK        SECURITIES
                                            SUBACCOUNT      SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
                                            ----------    -------------    -------------    ----------
Units outstanding at December 31, 2005...    1,729,377       4,140,565       1,855,567        415,360
Units issued.............................    2,858,968       5,594,436              26             --
Units redeemed...........................   (2,334,066)     (3,962,643)       (454,516)      (104,013)
                                            ----------      ----------       ---------       --------
Units outstanding at December 31, 2006...    2,254,279       5,772,358       1,401,077        311,347
Units issued.............................    2,518,464       5,117,801              22             --
Units redeemed...........................   (2,501,187)     (4,861,781)       (332,509)       (67,086)
                                            ----------      ----------       ---------       --------
Units outstanding at December 31, 2007...    2,271,556       6,028,378       1,068,590        244,261
                                            ==========      ==========       =========       ========




--------------

(1)   Commenced operations on May 1, 2007.

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(6) FINANCIAL HIGHLIGHTS

     The table below provides per unit information of each subaccount.

---------------------------------------------------------------------------------------------------------------------------------
                                  AT DECEMBER 31,                                 FOR THE YEAR ENDED DECEMBER 31,
                    ------------------------------------------    ---------------------------------------------------------------
                     UNITS      UNIT FAIR VALUE     NET ASSETS    INVESTMENT(1)     EXPENSE RATIO(2)         TOTAL RETURN(3)
                    (000S)     LOWEST TO HIGHEST      (000S)       INCOME RATIO    LOWEST TO HIGHEST        LOWEST TO HIGHEST
---------------------------------------------------------------------------------------------------------------------------------
CONSERVATIVE ALLOCATION SUBACCOUNT:
2007..............   4,531     $10.04 to $10.05       $46,304         4.92%          1.15% to 1.80%          0.40%* to 0.50%*
2006..............     123           10.17              1,252         1.56%              1.30%                   1.70%***
MODERATE ALLOCATION SUBACCOUNT:
2007..............  13,151      $10.04 to $9.61      $137,498         3.25%          1.15% to 1.80%         0.40%* to (3.90%)*
2006..............     783           10.29              8,053         2.41%              1.30%                   2.90%***
AGGRESSUVE ALLOCATION SUBACCOUNT:
2007..............     932    $10.08 to $10.00**       $9,819         2.25%          1.15% to 1.80%          0.80%* to 0.00%*
2006..............      73           10.39                760         1.78%              1.30%                   3.90%***
MONEY MARKET SUBACCOUNT:
2007..............   8,322    $11.18 to $10.00**      $96,574         4.52%          1.15% to 1.80%          3.52% to 0.00%*
2006..............   7,852      10.80 to 13.40         88,973         4.33%          1.15% to 1.40%           3.35% to 3.08%
2005..............   6,419      10.45 to 13.00         71,365         2.74%          1.15% to 1.40%           1.65% to 1.33%
2004..............   5,545      10.28 to 12.83         62,924         0.91%          1.15% to 1.40%         (0.29% to (0.47)%
2003..............   6,828      10.31 to 12.89         78,796         0.76%          1.15% to 1.40%         (0.39%) to (0.62)%
BOND SUBACCOUNT:
2007..............  22,436     $13.34 to $10.10      $287,581         4.02%          1.15% to 1.80%          3.81% to 1.00%*
2006..............  22,806      12.85 to 16.63        289,940         4.62%          1.15% to 1.40%           2.80% to 2.59%
2005..............  20,429      12.50 to 16.21        265,644         4.14%          1.15% to 1.40%           1.38% to 1.12%
2004..............  18,801      12.33 to 16.03        252,712         4.09%          1.15% to 1.40%           2.15% to 1.91%
2003..............  19,418      12.07 to 15.73        262,584         4.39%          1.15% to 1.40%           1.86% to 1.61%
STRATEGIC INCOME SUBACCOUNT:(4)
2007..............     122          $16.49             $2,020         4.98%              1.40%                    2.23%
2006..............     148           16.13              2,386         5.69%              1.40%                    5.22%
2005..............     209           15.33              3,202         7.09%              1.40%                    0.46%
2004..............     282           15.26              4,308         5.53%              1.40%                    6.19%
2003..............     394           14.37              5,657         5.30%              1.40%                    8.86%
HIGH INCOME SUBACCOUNT:
2007..............   7,363     $14.57 to $10.01       $96,968         7.69%          1.15% to 1.80%          1.30% to 0.10%*
2006..............   7,598      14.43 to 12.68        100,797         7.29%          1.15% to 1.40%           7.93% to 7.73%
2005..............   6,655      13.37 to 11.77         83,896         6.56%          1.15% to 1.40%           1.36% to 1.12%
2004..............   5,526      13.19 to 11.64         70,925         7.10%          1.15% to 1.40%           7.67% to 7.38%
2003..............   4,030      12.25 to 10.84         48,159         6.98%          1.15% to 1.40%        17.11% to 8.40%****
OPPENHEIMER HIGH INCOME SUBACCOUNT:(4)
2007..............     707          $14.47            $10,225         8.02%              1.40%                   (1.50)%
2006..............   1,089           14.69             15,998         8.27%              1.40%                    7.94%
2005..............   1,583           13.61             21,539         6.90%              1.40%                    0.89%
2004..............   2,039           13.49             27,500         6.62%              1.40%                    7.49%
2003..............   2,587           12.55             32,476         7.82%              1.40%                    22.20%
DIVERSIFIED INCOME SUBACCOUNT:
2007..............  26,487    $11.70 to $10.00**     $376,926         3.81%          1.15% to 1.80%          1.30% to 0.00%*
2006..............  31,068      11.55 to 22.26        450,501         2.49%          1.15% to 1.40%           8.76% to 8.48%
2005..............  35,144      10.62 to 20.52        490,164         2.22%          1.15% to 1.40%           2.71% to 2.45%
2004..............  35,951      10.34 to 20.03        512,331         2.35%          1.15% to 1.40%           7.04% to 6.83%
2003..............  33,802       9.66 to 18.75        475,628         2.67%          1.15% to 1.40%          15.55% to 15.24%
LARGE CAP VALUE SUBACCOUNT:
2007..............  28,222      $11.43 to $9.66      $446,310         1.80%          1.15% to 1.80%        (0.52%) to (3.40%)*
2006..............  32,480      11.49 to 31.10        537,699         1.85%          1.15% to 1.40%          19.19% to 18.88%
2005..............  33,688       9.64 to 26.16        498,121         1.71%          1.15% to 1.40%           4.33% to 4.14%
2004..............  33,060       9.24 to 25.12        507,027         1.59%          1.15% to 1.40%          11.19% to 10.86%
2003..............  29,950       8.31 to 22.66        458,665         1.65%          1.15% to 1.40%          24.40% to 24.16%

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
                                  AT DECEMBER 31,                                 FOR THE YEAR ENDED DECEMBER 31,
                    ------------------------------------------    ---------------------------------------------------------------
                     UNITS      UNIT FAIR VALUE     NET ASSETS    INVESTMENT(1)     EXPENSE RATIO(2)         TOTAL RETURN(3)
                    (000S)     LOWEST TO HIGHEST      (000S)       INCOME RATIO    LOWEST TO HIGHEST        LOWEST TO HIGHEST
---------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH SUBACCOUNT:
2007..............  18,171      $9.45 to $9.73       $243,092         0.34%          1.15% to 1.80%         11.05% to (2.70%)*
2006..............  19,948       8.51 to 27.06        250,210         0.36%          1.15% to 1.40%           6.64% to 6.41%
2005..............  20,474       7.98 to 25.43        256,021         0.89%          1.15% to 1.40%           1.27% to 0.99%
2004..............  21,186       7.88 to 25.18        278,129         0.73%          1.15% to 1.40%           7.65% to 7.42%
2003..............  18,905       7.32 to 23.44        256,091         0.49%          1.15% to 1.40%          27.75% to 27.39%
MID CAP VALUE SUBACCOUNT:
2007..............  10,370      $17.01 to $9.56      $176,648         0.94%          1.15% to 1.80%        (0.87%) to (4.40%)*
2006..............  11,317      17.16 to 22.79        199,548         0.99%          1.15% to 1.40%          15.63% to 15.33%
2005..............  11,200      14.84 to 19.76        177,360         0.64%          1.15% to 1.40%           9.04% to 8.81%
2004..............  10,106      13.61 to 18.16        152,906         1.02%          1.15% to 1.40%          14.56% to 14.29%
2003..............   8,857      11.88 to 15.89        119,843         0.53%          1.15% to 1.40%          29.69% to 29.40%
MID CAP GROWTH SUBACCOUNT:
2007..............  11,068      $8.23 to $9.63       $119,825         0.00%          1.15% to 1.80%         7.16% to (3.70%)*
2006..............  12,629       7.68 to 16.53        129,763         0.00%          1.15% to 1.40%          10.19% to 9.83%
2005..............  12,600       6.97 to 15.05        119,814         0.00%          1.15% to 1.40%           7.56% to 7.27%
2004..............  11,974       6.48 to 14.03        108,534         0.03%          1.15% to 1.40%          12.11% to 11.88%
2003..............   9,588       5.78 to 12.54         84,967         0.00%          1.15% to 1.40%        31.96% to 25.40%****
SMALL CAP VALUE SUBACCOUNT:(5)
2007..............     121      $8.90 to $9.61         $1,084         2.21%          1.15% to 1.80%     (11.05%)***** to (3.90%)*
SMALL CAP GROWTH SUBACCOUNT:(5)
2007..............     105     $9.70 to $10.00**       $1,007         0.20%          1.15% to 1.80%      (3.00%)***** to (0.00%)*
GLOBAL SECURITIES SUBACCOUNT:
2007..............   2,272      $15.60 to $9.59       $35,652         1.99%          1.15% to 1.80%         4.56% to (4.10%)*
2006..............   2,254      14.92 to 21.25         34,259         1.26%          1.15% to 1.40%          16.02% to 15.74%
2005..............   1,729      12.86 to 18.36         22,996         0.82%          1.15% to 1.40%          12.71% to 12.43%
2004..............   1,265      11.41 to 16.33         15,070         0.28%          1.15% to 1.40%          17.03% to 16.81%
2003..............     690       9.75 to 13.98          7,080         1.06%          1.15% to 1.40%        39.68% to 39.80%****
INTERNATIONAL STOCK SUBACCOUNT:
2007..............   6,028      $17.48 to $9.69      $109,454         2.19%          1.15% to 1.80%         10.14% to (3.10%)*
2006..............   5,772      15.87 to 21.78         96,517         1.58%          1.15% to 1.40%          22.83% to 22.50%
2005..............   4,141      12.92 to 17.78         57,109         1.47%          1.15% to 1.40%          15.25% to 14.93%
2004..............   2,791      11.21 to 15.47         33,841         1.54%          1.15% to 1.40%          19.13% to 18.82%
2003..............   1,845       9.41 to 13.02         19,212         0.75%          1.15% to 1.40%        31.98% to 30.20%****
T. ROWE PRICE INTERNATIONAL STOCK SUBACCOUNT:(4)
2007..............   1,069          $20.53            $21,940         1.27%              1.40%                    11.45%
2006..............   1,401           18.42             25,807         1.04%              1.40%                    17.47%
2005..............   1,856           15.68             29,096         1.47%              1.40%                    14.45%
2004..............   2,393           13.70             32,791         1.03%              1.40%                    12.20%
2003..............   2,931           12.21             35,788         1.14%              1.40%                    28.66%
DEVELOPING MARKETS SECURITIES SUBACCOUNT:(4)
2007..............     244          $17.51             $4,278         2.28%              1.40%                    26.98%
2006..............     311           13.79              4,293         1.13%              1.40%                    26.40%
2005..............     415           10.91              4,533         1.31%              1.40%                    25.69%
2004..............     503           8.68               4,364         1.84%              1.40%                    22.95%
2003..............     624           7.06               4,404         1.14%              1.40%                    50.85%



--------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Prior to 2004, only two products were available; therefore, these two products represent the low and high values of the range presented for those years. An additional product was added in 2004 with an expense ratio of 1.30%.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the

                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


        end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(4) This subaccount is available in the MEMBERS Variable Annuity product only.

(5)     Commenced operations on May 1, 2007.

*      For the period November 1, 2007 to December 31, 2007.

** The VA2007 Shortened Surrender Charge Option (L-Share) was introduce on November 1, 2007 and for several accounts there is no activity at December 31, 2007.

***    For the period of October 30, 2006 to December 31, 2006.

****   For the period of May 1, 2003 to December 31, 2003.

*****  For the period of May 1, 2007 to December 31, 2007

(7) RECENT ACCOUNTING PRONOUNCEMENTS

     In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), which is effective for fiscal years beginning after December 15, 2006. FIN 48 clarifies the accounting for income taxes recognized in the financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. This interpretation prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expects to take on a tax return. The Company adopted FIN 48 for fiscal year ending December 31, 2007. There was no impact on the Company's financial statements of adopting FIN 48.

     In September 2006, FASB issued Statement of Accounting Standards No. 157, Fair Value Measurements ("SFAS No. 157"). This standard expands the disclosure that is required for the use of fair value to measure assets and liabilities. The new disclosure will focus on the inputs used to measure fair value and the effect, if any, on the measurements on earnings (or changes in net assets) for the period. SFAS 157 is effective for the Company for the year ending December 31, 2008. Management is currently evaluating the impact, if any, on the Company's financial statements of adopting SFAS 157.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of CUNA Mutual Insurance Society and Contract Owners of CUNA Mutual Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the Conservative Allocation, Moderate Allocation, Aggressive Allocation, Money Market, Bond, Strategic Income, High Income, Oppenheimer High Income, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Small Cap Value, Small Cap Growth, Global Securities, International Stock, T. Rowe Price International Stock, and Developing Markets Subaccounts (the "Subaccounts") comprising CUNA Mutual Variable Annuity Account (the "Account") of CUNA Mutual Insurance Society as of December 31, 2007, and the related statements of operations for the period then ended and the statements of changes in net assets for the two periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Subaccounts are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Subaccounts comprising CUNA Mutual Variable Annuity Account of the CUNA Mutual Insurance Society as of December 31, 2007, the results of their operations for the period then ended, and the changes in their net assets for the two periods ended, in conformity with accounting principles generally accepted in the United States of America.

(DELOITTE & TOUCHE LLP)
Chicago, Illinois
February 13, 2008

CUNA MUTUAL INSURANCE
SOCIETY AND SUBSIDIARIES
CONSOLIDATED FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2007 AND 2006 AND FOR THE
THREE YEARS ENDED DECEMBER 31, 2007
AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
CUNA Mutual Insurance Society:

We have audited the accompanying consolidated balance sheets of CUNA Mutual Insurance Society and its subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of operations, comprehensive income, changes in policyholders' surplus, and cash flows for each of the three years in the period ended December 31, 2007. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the consolidated financial statements of The CUMIS Group Limited and subsidiaries ("CUMIS"), the Company's 87%-owned subsidiary, which statements reflect total assets of $1,238 million and $1,164 million at December 31, 2007 and 2006, respectively, and total revenues of $163 million, $131 million, and $174 million and total net income of $53 million, $17 million, and $13 million for the years ended December 31, 2007, 2006 and 2005, respectively. We also did not audit the financial statements of the Company's 50% equity investment in CMG Mortgage Insurance Company and CMG Mortgage Assurance Company (collectively, "CMG"), which are accounted for under the equity method. The Company's equity investment in CMG's net assets was $118 million and $121 million at December 31, 2007 and 2006, respectively. The Company's equity in the net income of CMG was $15 million, $17 million, and $11 million for the years ended December 31, 2007, 2006, and 2005, respectively. The financial statements of CUMIS and CMG were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the amounts included in the consolidated financial statements for CUMIS and CMG, is based solely on the report of such other auditors.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the report of the other auditors provide a reasonable basis for our opinion.

In our opinion, based upon our audits and the reports of the other auditors, such financial statements present fairly, in all material respects, the consolidated financial position of CUNA Mutual Insurance Society and subsidiaries at December 31, 2007 and 2006, and the results of their operations and cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for uncertainty in income taxes and defined pension and other postretirement plans in 2007.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 26, 2008

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Consolidated Balance Sheets
December 31, 2007 and 2006
(000s omitted)

                           ASSETS                                 2007          2006
                           ------                             -----------   -----------
CASH AND INVESTMENTS
   Debt securities, available for sale, at fair value
      (amortized cost 2007 - $5,944,461; 2006 - $6,458,310)   $ 5,705,846   $ 6,508,844
   Equity securities, available for sale, at fair value
      (amortized cost 2007 - $441,538; 2006 - $490,442)           467,757       624,559
   Equity in unconsolidated affiliates                            165,561       152,646
   Mortgage loans                                                 642,804       437,021
   Real estate, at cost less accumulated depreciation
      (2007 - $63,764; 2006 - $65,760)                             53,061        61,213
   Policy loans                                                   105,136       106,406
   Short-term investments                                         232,864       351,602
   Limited partnerships                                           245,485        85,097
   Other invested assets                                           95,726        15,609
                                                              -----------   -----------
TOTAL INVESTMENTS                                               7,714,240     8,342,997

   Cash and cash equivalents                                      607,209       246,280
                                                              -----------   -----------

TOTAL CASH AND INVESTMENTS                                      8,321,449     8,589,277

   Accrued investment income                                       73,329        77,341
   Premiums receivable                                            232,204       156,926
   Reinsurance recoverables                                       157,609       114,945
   Federal income taxes receivable                                     --        30,120
   Deferred policy acquisition costs                              734,316       658,775
   Office properties, equipment and computer software
      at cost less accumulated depreciation
      (2007 - $367,822; 2006 - $344,748)                          209,300       192,443
   Deferred tax asset, net                                        227,800        21,422
   Goodwill and other intangibles, net                             23,350        20,800
   Other assets and receivables                                   171,309       276,038
   Separate account assets                                      5,051,272     4,908,098
                                                              -----------   -----------
TOTAL ASSETS                                                  $15,201,938   $15,046,185
                                                              ===========   ===========

See accompanying notes to consolidated financial statements.

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Consolidated Balance Sheets, continued
December 31, 2007 and 2006
(000s omitted)

                                                             2007          2006
                                                         -----------   -----------
        LIABILITIES AND POLICYHOLDERS' SURPLUS
LIABILITIES
   Claim and policy benefit reserves - life and health   $ 2,785,007   $ 2,539,705
   Loss and loss adjustment expense reserves -
      property and casualty                                  458,702       428,753
   Policyholder account balances                           3,649,865     3,840,995
   Unearned premiums                                         503,024       554,661
   Dividends payable to policyholders                         18,136        16,082
   Reinsurance payable                                        23,420        19,888
   Federal income taxes payable                               15,046            --
   Accrued postretirement benefit liability                  188,053       192,407
   Accrued pension liability                                  83,737        33,012
   Accounts payable and other liabilities                    600,786       586,436
   Separate account liabilities                            5,051,272     4,908,098
                                                         -----------   -----------
TOTAL LIABILITIES                                         13,377,048    13,120,037
                                                         -----------   -----------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 11)

MINORITY INTEREST                                             28,641        43,022
                                                         -----------   -----------

POLICYHOLDERS' SURPLUS
   Retained earnings                                       1,953,098     1,769,071
   Accumulated other comprehensive income (loss), net
      of tax (2007 - $(101,013); 2006- $24,149)             (156,849)      114,055
                                                         -----------   -----------
TOTAL POLICYHOLDERS' SURPLUS                               1,796,249     1,883,126
                                                         -----------   -----------
TOTAL LIABILITIES AND POLICYHOLDERS' SURPLUS             $15,201,938   $15,046,185
                                                         ===========   ===========

See accompanying notes to consolidated financial statements.

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Consolidated Statements of Operations
Years Ended December 31, 2007, 2006 and 2005
(000s omitted)

                                                                 2007         2006         2005
                                                              ----------   ----------   ----------
REVENUES:
   Life and health premiums                                   $1,262,066   $1,230,932   $1,204,398
   Property and casualty premiums                                712,035      561,084      489,601
   Net investment income                                         451,503      419,138      353,516
   Net realized investment gains (losses)                        (69,874)      22,349       20,624
   Contract charges                                               81,835       69,959       80,457
   Other income                                                  303,686      298,273      313,965
                                                              ----------   ----------   ----------
TOTAL REVENUES                                                 2,741,251    2,601,735    2,462,561
                                                              ----------   ----------   ----------
BENEFITS AND EXPENSES:
   Life and health insurance claims and benefits                 796,388      741,659      760,765
   Property and casualty insurance loss and loss adjustment
      expenses                                                   420,264      360,251      337,110
   Interest credited to policyholder account balances            150,710      149,137      149,479
   Policyholder dividends                                         30,173       29,300       29,223
   Operating and other expenses                                1,147,234    1,096,522    1,060,317
                                                              ----------   ----------   ----------
TOTAL BENEFITS AND EXPENSES                                    2,544,769    2,376,869    2,336,894
                                                              ----------   ----------   ----------
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES,
   EQUITY IN INCOME OF UNCONSOLIDATED AFFILIATES AND
   MINORITY INTEREST                                             196,482      224,866      125,667
INCOME TAX EXPENSE                                                45,381       57,028       13,520
                                                              ----------   ----------   ----------
INCOME FROM CONTINUING OPERATIONS BEFORE EQUITY IN INCOME
   OF UNCONSOLIDATED AFFILIATES AND MINORITY INTEREST            151,101      167,838      112,147
EQUITY IN INCOME OF UNCONSOLIDATED AFFILIATES, NET
   OF TAX (2007 - $200; 2006 - $2,314; 2005 - $6,578)             16,492       19,096       11,972
                                                              ----------   ----------   ----------
INCOME FROM CONTINUING OPERATIONS BEFORE MINORITY INTEREST       167,593      186,934      124,119
MINORITY INTEREST IN (INCOME) LOSS                                (1,841)      (3,153)       1,105
                                                              ----------   ----------   ----------
INCOME FROM CONTINUING OPERATIONS                                165,752      183,781      125,224
GAIN FROM DISCONTINUED OPERATIONS, NET OF TAX
   (2007 - $9,945; 2006 - $433; 2005 - $3,435)                    17,875        2,820        1,988
                                                              ----------   ----------   ----------
NET INCOME                                                    $  183,627   $  186,601   $  127,212
                                                              ==========   ==========   ==========

See accompanying notes to consolidated financial statements.

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Consolidated Statements of Comprehensive Income
Years Ended December 31, 2007, 2006 and 2005
(000s omitted)

                                                                           2007       2006       2005
                                                                        ---------   --------   --------
NET INCOME                                                              $ 183,627   $186,601   $127,212
                                                                        ---------   --------   --------
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:
   Foreign currency translation gains (losses) arising during period,
      net of tax (2007 - $1,601; 2006 - $891; 2005 - ($944))               33,331        (60)     4,712
   Unrealized net holding (losses) arising during period, net of tax
      (2007 - $106,012; 2006 - $15,087; 2005 - $44,507)                  (210,871)   (35,298)   (79,092)
   Reclassification adjustment for (gains) losses included in net income, net of tax (2007 - $19,523; 2006 - ($12,192);
      2005 - ($1,769))                                                    (37,841)    38,397      2,758
   Change in minimum pension liability, net of tax
      (2007 - ($1,975); 2006 - ($9,756); 2005 - $11,591)                    3,667     18,369    (21,517)
                                                                        ---------   --------   --------
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)                                  (211,714)    21,408    (93,139)
                                                                        ---------   --------   --------
COMPREHENSIVE INCOME (LOSS)                                             $ (28,087)  $208,009   $ 34,073
                                                                        =========   ========   ========

See accompanying notes to consolidated financial statements.

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Consolidated Statements of Changes in Policyholders' Surplus
Years Ended December 31, 2007, 2006 and 2005
(000s omitted)

                                                                   2007         2006         2005
                                                                ----------   ----------   ----------
RETAINED EARNINGS:
   Balance at beginning of year                                 $1,769,071   $1,582,470   $1,455,258
   Cumulative effect of change in accounting for income taxes          400           --           --
   Net income                                                      183,627      186,601      127,212
                                                                ----------   ----------   ----------
   Balance at end of year                                        1,953,098    1,769,071    1,582,470
                                                                ----------   ----------   ----------
ACCUMULATED OTHER COMPREHENSIVE INCOME:
   FOREIGN CURRENCY TRANSLATION GAINS (LOSSES):
      Balance at beginning of year                                   5,229        5,289          577
      Change in unrealized gains (losses) from foreign
         currency translation, net of tax (2007 - $1,601;
         2006 - $891; 2005 - ($944))                                33,331          (60)       4,712
                                                                ----------   ----------   ----------
      Balance at end of year                                        38,560        5,229        5,289
                                                                ----------   ----------   ----------
   UNREALIZED INVESTMENT GAINS (LOSSES):
      Balance at beginning of year                                 113,138      110,039      186,373
      Change in unrealized (losses) gains on investment
         securities, net of tax (2007- ($125,535);
         2006 - $2,895; 2005 - $42,738)                           (248,712)       3,099      (76,334)
                                                                ----------   ----------   ----------
      Balance at end of year                                      (135,574)     113,138      110,039
                                                                ----------   ----------   ----------
   MINIMUM PENSION LIABILITY:
      Balance at beginning of year                                  (4,312)     (22,681)      (1,164)
      Change in minimum pension liability, net of
         tax, prior to adoption of SFAS No. 158
         (2007 - ($1,975); 2006 - ($9,756); 2005 - $11,591)          3,667       18,369      (21,517)
      Cumulative effect of change in accounting for pension
         obligations, net of tax (2007 - $32,059)                  (59,190)          --           --
                                                                ----------   ----------   ----------
      Balance at end of year                                       (59,835)      (4,312)     (22,681)
                                                                ----------   ----------   ----------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)                     (156,849)     114,055       92,647
                                                                ----------   ----------   ----------
TOTAL POLICYHOLDERS' SURPLUS                                    $1,796,249   $1,883,126   $1,675,117
                                                                ==========   ==========   ==========

See accompanying notes to consolidated financial statements.

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Consolidated Statements of Cash Flows
Years Ended December 31, 2007, 2006 and 2005
(000s omitted)

                                                             2007         2006         2005
                                                           --------    ---------   -----------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                              $ 183,627   $ 186,601   $   127,212
      Adjustments to reconcile net income to net
         cash provided by operating activities:
      Undistributed (earnings) losses of
         unconsolidated subsidiaries                           3,349      (1,657)      (11,972)
      Other investment (income) loss                              --        (696)          394
      Amortization of deferred policy acquisition
         costs                                               317,348     284,503       312,662
      Policy acquisition costs deferred                     (371,137)   (458,044)     (328,715)
      Depreciation of office properties, equipment,
         software and real estate                             44,322      39,794        39,348
      Amortization of bond premium and discount                   12      11,481        26,491
      Net realized investment (gains) losses                  69,874     (22,349)      (20,624)
      Policyholder assessments on investment-
         type contracts                                      (27,954)    (44,400)      (25,203)
      Interest credited to policyholder account
         balances                                            162,143     149,137       149,479
      Gain on sale of discontinued operations                (17,875)     (2,820)       (1,988)
      Gain on mortgage loan sales                                 --          --        (3,566)
      Origination of mortgage loans held for sale                 --          --    (1,128,250)
      Proceeds from sale of mortgage loans held for sale          --          --     1,165,983
   Changes in other assets and liabilities:
      Accrued investment income                                4,649       2,518        (1,661)
      Reinsurance recoverables                               (15,731)     88,126       (22,821)
      Premiums receivable                                    (87,581)     (6,850)       (5,797)
      Other assets and receivables                            25,061     (72,239)         (823)
      Deferred tax asset, net                                (24,427)     12,156       (15,832)
      Insurance reserves                                     273,273     163,421       190,340
      Unearned premiums                                      (78,375)      2,725        55,838
      Accrued income taxes                                    14,169     (20,484)      (20,314)
      Accounts payable and other liabilities                 (59,992)     49,325       128,592
                                                           ---------   ---------   -----------
NET CASH PROVIDED BY OPERATING ACTIVITIES                    414,755     360,248       608,773
                                                           =========   =========   ===========

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Consolidated Statements of Cash Flows, continued
Years Ended December 31, 2007, 2006 and 2005
(000s omitted)

                                                                    2007          2006          2005
                                                                -----------   -----------   -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Purchases of investments:
      Debt securities                                           $(1,970,580)  $(3,138,725)  $(4,516,159)
      Equity securities                                            (344,491)     (341,865)      (77,824)
      Mortgage loans                                               (277,746)     (260,445)       (9,327)
      Real estate                                                    (2,634)       (4,221)         (940)
      Short-term investments                                       (240,597)     (292,842)      (64,271)
      Other invested assets                                        (269,226)     (173,838)     (165,132)
   Proceeds on sale or maturity of investments:
      Debt securities                                             2,322,072     3,535,678     4,038,660
      Equity securities                                             521,419       356,851       134,907
      Mortgage loans                                                 73,890        48,503        49,324
      Real estate                                                    12,350            76         1,506
      Short-term investments                                        362,657       154,682        56,374
      Other invested assets                                          79,490       105,344       201,249
   Purchases of office properties, equipment, and
      computer software                                             (53,065)      (46,486)      (43,277)
   Proceeds from sale of discontinued operations                     75,260            --            --
   Investments in unconsolidated affiliates                         (12,223)      (27,525)      (12,340)
   Change in policy loans and other, net                              1,445         5,418         1,391
                                                                -----------   -----------   -----------
NET CASH PROVIDED (USED) IN INVESTING ACTIVITIES                    278,021       (79,395)     (405,859)
                                                                -----------   -----------   -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Policyholder account deposits                                  1,079,225       999,597       595,876
   Policyholder account withdrawals                              (1,404,777)   (1,265,761)     (791,418)
   Change in bank overdrafts                                         (5,485)       34,067       (12,253)
   Repayment of notes payable                                          (810)          (56)      (60,149)
                                                                -----------   -----------   -----------
NET CASH USED IN FINANCING ACTIVITIES                              (331,847)     (232,153)     (267,944)
                                                                -----------   -----------   -----------
CHANGE IN CASH AND CASH EQUIVALENTS                                 360,929        48,700       (65,030)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR                      246,280       197,580       262,610
                                                                -----------   -----------   -----------
CASH AND CASH EQUIVALENTS AT END OF YEAR                        $   607,209   $   246,280   $   197,580
                                                                ===========   ===========   ===========
SUPPLEMENTAL DISCLOSURE OF CASH INFORMATION:
   Cash paid during the year for interest                       $     3,382   $        62   $     1,576
   Cash paid during the year for income taxes, net of refunds        59,521        59,175        47,352
                                                                ===========   ===========   ===========

See accompanying notes to consolidated financial statements.

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

(1)  GENERAL

          MERGER AND BASIS OF PRESENTATION

     CUNA Mutual Insurance Society is a mutual life insurance company that represents the merger of two predecessor companies, CUNA Mutual Insurance Society and CUNA Mutual Life Insurance Company ("CMLIC"), both of which were mutual life insurance companies. Prior to the merger, which was consummated on December 31, 2007, CUNA Mutual Insurance Society and CMLIC had been joined in an agreement of permanent affiliation. The companies had a common management team and board of directors. During 2007 CUNA Mutual Insurance Society changed its state of domicile from Wisconsin to Iowa and both companies secured the necessary approvals from the Iowa Insurance Commissioner and the Attorney General as well as the approvals of their respective Boards of Directors and policyholders to merge into a single corporate entity ("CUNA Mutual" or the "Company"). The Internal Revenue Service also issued a private letter ruling that the merger would be tax free.

     The merger has been accounted for as a pooling of interests. Accordingly, the accompanying consolidated financial statements reflect the sum of the two merged entities' previous financial statements as if they had been merged prior to the earliest period presented herein. The accompanying consolidated financial statements reflect the elimination of significant intercompany balances and transactions between the two merged companies as well as a tax-related adjustment described in the following paragraph.

     Prior to the merger, each of the merged entities owned a 50% interest in a common affiliate, which had been accounted for by each of the merged entities on the equity basis. As a result, each of the merged entities had recorded a deferred tax liability for its share of the affiliate's undistributed earnings. After the merger, the common affiliate is now a 100% owned subsidiary which is accounted for on a consolidated basis. As a result, the deferred tax liability that had been established by both of the merged entities is no longer required as there will be no tax levied when the subsidiary dividends its earnings to the Company. The previous tax provision for this liability was eliminated as part of the pooling of interests in the accompanying financial statements as shown below:

                                                             Policyholders'
                                            Net Income           Surplus
                                       -------------------   --------------
                                         2006       2005          2006
                                       --------   --------   --------------
Sum of previous financial statements   $184,507   $123,829     $1,862,996
Elimination of deferred tax               2,094      3,383         20,130
                                       --------   --------     ----------
Total, merged financial statements     $186,601   $127,212     $1,883,126
                                       ========   ========     ==========

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

          NATURE OF BUSINESS

     CUNA Mutual is a mutual life insurance company organized under the laws of Iowa for the purpose of serving the insurance needs of credit unions and their members. Its primary products include group credit life and group credit disability sold to credit unions; retirement plans, and group life and disability products for credit union employees; and life, health and annuity policies for credit union members. The Company markets its products for credit union members through face-to-face and direct response distribution systems, while group products are sold primarily by salaried representatives. The Company's subsidiaries and affiliates are also engaged in the business of property and casualty insurance, investment management, retail investment brokerage, private mortgage insurance, and other businesses useful to credit unions and their members. The Company discontinued its mortgage banking operations in 2005.

     CUNA Mutual is licensed to sell insurance in all 50 states and the District of Columbia and most of its revenue and the revenues of its affiliated companies are generated in the United States. It also conducts business in Canada and other foreign countries through branch offices or subsidiaries. None of these foreign operations and no individual state in the United States have a significant concentration of business.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

          BASIS OF PRESENTATION

     The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of CUNA Mutual and its subsidiaries. All significant intercompany accounts and transactions have been eliminated. Certain amounts applicable to prior years have been reclassified to conform to the current year presentation.

          USE OF ESTIMATES

     The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Investment valuations, deferred policy acquisition costs, impairment evaluations of goodwill and intangibles, and insurance reserves are most affected by the use of estimates and assumptions.

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

          INVESTMENTS OTHER THAN INVESTMENTS IN UNCONSOLIDATED AFFILIATES

     Investments in debt securities, including bonds and redeemable preferred stocks, and investments in equity securities, including common stocks and non-redeemable preferred stocks, are classified as available for sale and are carried at fair value.

     Unrealized gains and losses on investments in debt and equity securities, net of deferred federal income taxes, are included in accumulated other comprehensive income (loss) as a separate component of policyholders' surplus unless designated as a hedged item in a fair value hedge.

     Debt and equity securities are considered other-than-temporarily impaired, and their cost basis written down to fair value with the impairment loss being included in net realized investment gains (losses) when management expects the decline in value to persist and its cost may not be recoverable. In determining whether an unrealized loss is expected to be other than temporary, the Company considers, among other factors, the severity of the impairment, duration of impairment, financial position of the issuer, recent events affecting the issuer's business and industry sector, credit ratings, and the intent and ability of the Company to hold the investment until the fair value has recovered. See Note 3 for a detailed discussion.

     Mortgage loans held for investment are carried at their aggregate unpaid principal balance, net of valuation allowances. Valuation allowances are provided when it becomes probable the Company will be unable to collect the total contractual amounts due. Impairments are recorded in net realized investment gains (losses) and are determined based upon the carrying value of the recorded investment in the mortgage loan and the estimated fair value of the underlying collateral. Based on the Company's analysis as of December 31, 2007 and 2006 there was no need for a mortgage loan valuation allowance.

     Investments in real estate are carried at cost net of accumulated depreciation. Depreciation expense on investments in real estate totaled $4,878, $5,201 and $4,937 in 2007, 2006 and 2005, respectively. The cost of real estate is adjusted for impairment whenever events or circumstances indicate the carrying value of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net realized investment gains. There were no real estate impairments in 2007, 2006 or 2005.

     Policy loans are reported at their unpaid principal balance.

     Short-term investments, which include the reinvestment of cash collateral received for securities lending transactions and debt securities with maturities from date of purchase under one year, are reported at amortized cost, which approximates fair value.

     Limited partnerships represent interests in companies that primarily invest in debt and equity securities of other corporations. Investments in limited partnerships are accounted for using the equity method.

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     Other invested assets primarily represent derivatives. Derivative financial instruments are accounted for at fair value and changes in the fair value are reported in net investment income. See section below for a further discussion of the Company's derivative financial instruments.

     Interest income is recognized on an accrual basis. For mortgage-backed and other structured securities, income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Such adjustments are reflected in net investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from industry survey values or internal estimates. Discounts and premiums on debt securities purchased are amortized over the estimated lives of the respective securities on an effective yield basis. Dividends are recorded at the ex-dividend date. Investment income is also derived from real estate investments, limited partnerships and derivative activity. Income from real estate investments is accounted for on the accrual basis. Income from investments in limited partnership interests accounted for utilizing the equity method of accounting is recognized based on the financial results of the entity and Company's proportionate interest.

     Realized gains and losses on the sale of investments are determined on a specific identification gain and are recorded on the trade date.

          DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative instruments, such as interest rate swaps, equity options, cross currency swaps and foreign currency futures and forwards, to manage exposure to various currency and market risks.

     All derivatives are recorded in the consolidated balance sheets at estimated fair value. Derivatives embedded within non-derivative instruments must be separated from the host instrument when the embedded derivative is not clearly and closely related to the host instrument. Embedded derivative instruments subject to bifurcation are also accounted for at estimated fair value. Examples include certain guarantees contained in variable annuity policies.

     When derivatives meet specific criteria, the Company may classify derivatives as fair value hedges, cash flow hedges or hedges of net investment. At inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. In addition, the documentation includes a description of the hedging instrument, hedged transaction, nature of the risk being hedged and methodologies for assessing effectiveness and measuring ineffectiveness. Quarterly, the Company performs procedures to assess effectiveness and measure effectiveness of the hedging relationship and records any ineffectiveness in realized investment gains and losses.

     Fair Value Hedges: The Company designates certain of its interest rate swaps and foreign currency futures and forward contracts as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The changes in fair value of the hedging instruments used in fair value hedges are recorded in realized investment gains and losses. The changes in fair value of the hedged item, attributable

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     to the risk being hedged, are also recorded in realized investment gains and losses. The difference between the changes in fair value of the hedging instrument and the changes in fair value of the hedged item represents the ineffectiveness of the hedging relationship.

     Cash Flow Hedges: The Company designates its cross currency swaps as foreign currency cash flow hedges when the hedging instrument is highly effective in offsetting the hedged risk of variability in cash flows that could affect net income. The changes in fair value of the cross currency swaps attributable to hedged risk are recorded in accumulated other comprehensive income to an extent it is effective. Amounts are reclassified from accumulated other comprehensive income (loss) to net investment income when the hedged item affects earnings.

     Hedges of Net Investments: The Company uses foreign currency futures to hedge a portion of its net assets in its consolidated foreign affiliates from the effects of fluctuations in currency exchange rates. When deemed effective, changes in fair value of the foreign currency futures are recorded in accumulated other comprehensive income (loss). Any ineffectiveness is recorded currently in realized investment gains and losses.

     Non-Hedge Derivatives: Changes in fair value, income and expense associated with derivatives that are not classified as fair value hedges, cash flow hedges or hedges of net investments are recorded in realized investment gains and losses.

          EQUITY IN UNCONSOLIDATED AFFILIATES

     Equity in unconsolidated affiliates includes investments in companies in which the Company's ownership ranges from 20% to 50%. The Company accounts for these investments using the equity method whereby the Company's proportionate share of the net income of these unconsolidated affiliates is reported in the consolidated statement of operations, net of related income taxes.

          CASH AND CASH EQUIVALENTS

     Cash and cash equivalents include unrestricted deposits in financial institutions, U.S. Treasury bills, money market instruments, and commercial paper with maturities at the date of purchase under 90 days.

          REVENUE AND RELATED BENEFITS

     Credit life and disability coverages are issued on either a single premium or monthly premium basis and revenue is recognized in relation to anticipated benefits to policyholders. Certain health insurance premiums are earned in relation to anticipated benefits to policyholders. Other group life and health insurance premiums are recognized as earned on a monthly prorata basis over the time period to which the premiums relate. Property and casualty insurance premiums are generally earned ratably over the periods to which the premiums relate. Certain property and casualty contracts insure the difference between the salvage value of damaged autos used for loan collateral and the borrower's loan balance. For this type of policy, the Company recognizes the premiums using the Rule of 78s over the expected period of exposure, which accelerates premium recognition compared to a pro rata method. An unearned premium

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     reserve is established for the unexpired portion of credit, property and casualty, health, and certain other insurance premiums.

     Term-life and whole-life insurance premiums are recognized as premium income when due. Related policy benefits and expenses for these products are recognized in relation to the premiums so as to result in the recognition of profits over the expected lives of the policies and contracts.

     Revenue is recognized at the time of issue on immediate annuity and supplemental contracts that subject the Company to longevity risk (risk that the Company will have to make payments contingent upon the continued survival of an insured or insureds). A deferred profit liability is established for the excess of the gross premium collected over the sum of acquisition expenses incurred plus the initial benefit and maintenance expense reserve established. The deferred profits are recognized over the expected benefit payment period.

     Amounts collected on policies not subject to significant mortality or longevity risk, principally group annuity and deferred annuity contracts (investment contracts), are recorded as increases in policyholder account balances. Revenue for investment contracts consists of net investment income and policy fees such as expense and surrender charges. Expenses for investment contracts consist of interest credited to contracts, benefits incurred in excess of related policyholder account balances and policy maintenance costs.

     Universal life-type policies are insurance contracts with terms that are not fixed or guaranteed. Amounts received as payments for such contracts are credited to policyholder account balances. Revenues from universal life-type policies, which are recorded as contract charges in the accompanying consolidated statements of operations, consist of fees assessed against policyholder account balances for surrender charges, cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts and benefits incurred in excess of related policyholder account balances.

     The Company acts as an advisor for mutual funds and benefit plans and earns investment advisory fees for this service. Advisory fees are recognized in other income when earned in accordance with the underlying agreements.

          DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

     The costs of acquiring insurance business that vary with, and are primarily related to, the production of new and renewal business are deferred to the extent that such costs are deemed recoverable from future profits. Such costs principally include commissions and similar selling expenses, premium taxes, sales costs, and certain policy issuance and underwriting costs. In addition, the Company reimburses credit unions for certain administrative expenses they incur from the production of new and renewal business sold by the Company. These expenses primarily relate to credit life and credit disability policies as well as property and casualty products sold to credit unions and credit union members, products of other insurers sold on a brokered basis, and certain investment products. Such reimbursements totaled $194,821, $184,775 and $180,587 for the periods ended December 31, 2007, 2006 and 2005, respectively.

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     These expenses are also deferred and amortized in deferred acquisition costs with the exception of expenses associated with non-insurance products, brokered business, and those that do not vary with production.

     Costs deferred on property and casualty insurance products and credit life and credit disability policies are amortized over the term of the related policies generally on a straight line basis. For term-life and whole-life insurance products, deferred policy acquisition costs are amortized in proportion to the ratio of the annual premium to the total anticipated premiums generated by the deferred acquisition costs. For investment contracts (primarily deferred annuities) and universal life-type products, deferred policy acquisition costs are amortized principally over the expected contract life in relation to the present value of estimated gross profits from mortality, investment, and expense margins. The deferred policy acquisition cost assets for investment contracts and universal life-type products are adjusted retrospectively for changes in the present value of estimated gross profits. Such adjustments are recorded in the period that the change in the present value of future years gross profits becomes apparent. An additional adjustment to deferred acquisition costs on investment contracts is made and allocated to accumulated other comprehensive income for the effect on deferred acquisition costs that would occur if the unrealized gains and losses on investments related to these contracts were realized. Deferred policy acquisition costs on participating insurance contracts are amortized over the life of the participating contracts at a constant rate based on the present value of the estimated gross margin expected to be realized. The Company includes anticipated investment income in its periodic evaluation of whether deferred policy acquisition costs can be recovered from future profits. If such costs are deemed to be not recoverable, the adjustment is recorded in the current period consolidated statement of operations.

     An internal replacement is defined as the modification of product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider, or by election of a feature or coverage within a contract. When an internal replacement occurs that results in a substantial change to a policy, unamortized deferred policy acquisition costs, unearned revenues and deferred sales inducements are written off to expense. An internal replacement that is not a substantial change is accounted for as a continuation of the existing contract.

     The costs related to sales inducements offered on sales to new policyholders are deferred and recorded in other assets. These costs are primarily related to deferred annuities and in the form of additional credits to the policyholder's account balance or enhancements to interest credited for a specified period, which are beyond amounts currently being credited to existing contracts. Deferred sales inducements are amortized principally over the expected contract life in relation to the present value of estimated gross profits from mortality, investment and expense margins.

          OFFICE PROPERTIES, EQUIPMENT AND COMPUTER SOFTWARE

     Office properties, equipment, and computer software are carried at cost net of accumulated depreciation. Depreciation is determined on a straight-line basis over the estimated useful lives of the assets. The useful life of equipment and software is generally three to seven years. The useful life of capitalized internally developed software ranges from three to five years, while

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     for office properties it is generally 20 years. The following table provides a summary of office properties, equipment, and computer software.

                                                       2007        2006
                                                    ---------   ---------
Office properties                                   $ 199,675   $ 190,434
Office equipment                                      190,174     198,382
Computer software                                     187,273     148,375
                                                    ---------   ---------
Total cost of office properties, equipment,
   and computer software                              577,122     537,191
Accumulated depreciation                             (367,822)   (344,748)
                                                    ---------   ---------
Office properties, equipment and computer
   software at cost less accumulated depreciation   $ 209,300   $ 192,443
                                                    =========   =========

     Depreciation expense totaled $39,444, $34,593, and $34,411 in 2007, 2006, and 2005, respectively.

          SEPARATE ACCOUNTS

     Separate accounts represent customer accounts that are related to certain contracts issued by the Company, such as variable annuities, variable life insurance policies, and certain other contracts, where the contract holder typically bears the investment risk that the investment of the separate account assets may not meet the contract holder's investment objectives. In some contracts the Company provides certain guarantees. Such guarantees may include a minimum return or account value upon death, partial withdrawal or specified contract anniversary date. Contract holders are able to invest in investment funds managed for their benefit. Substantially all of the separate account assets are invested in unit investment trusts that are registered with the Securities and Exchange Commission. The Company acts as the investment advisor for more than 85% of the funds invested in the unit investment trusts.

     Separate account assets and liabilities are carried at fair value. Separate account assets are legally segregated and may only be used to settle separate account liabilities. Separate account liabilities represent contract holders' claims to the related assets. Contract holder deposits to and withdrawals from the separate accounts are recorded directly to the separate account assets and liabilities and are not included in the Company's consolidated statement of operations or accumulated other comprehensive income, except to the extent that the Company has an investment in the separate account.

     Charges made by the Company to the contract holders' balances include fees for maintenance, administration, cost of insurance, and surrenders of contracts prior to the contractually specified dates. Such fees are reflected as revenues (contract charges) by the Company when they are assessed to the contract holder.

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

          GOODWILL AND OTHER INTANGIBLES

     Goodwill and other intangible assets resulting from acquisitions are subject to an annual impairment test. See notes 13 and 14 for descriptions of 2006 and 2005 impairments charged to expense. Other intangible assets are amortized on the straight line basis over their estimated useful lives, typically five or six years. Goodwill and other intangible assets are set forth in the following table.

                                                  2007      2006
                                                -------   -------
Goodwill                                        $20,656   $27,381
Impairments of goodwill                              --    (8,872)
                                                -------   -------
Goodwill, net                                    20,656    18,509
                                                -------   -------
Intangible assets                                 6,270     5,354
Impairment of intangibles                            --      (486)
Accumulated amortization on intangible assets    (3,576)   (2,577)
                                                -------   -------
Intangible assets, net                            2,694     2,291
                                                -------   -------
Total goodwill and other intangibles            $23,350   $20,800
                                                =======   =======

     Amortization expense of other intangible assets was $999, $727, and $690 for the years ended December 31, 2007, 2006, and 2005, respectively. The following table is a summary of the estimated aggregate amortization expense for the next five years and thereafter.

Estimated aggregate amortization expense for
   other intangibles
   2008                                        $1,331
   2009                                           324
   2010                                           255
   2011                                           255
   2012                                           201
Thereafter                                        328
                                               ------
Total estimated amortization expense           $2,694
                                               ======

          INSURANCE RESERVES

     Life and health reserves consist principally of future policy benefit reserves and reserves for estimates of future payments on incurred claims reported and unreported but not yet paid. Such estimates are developed using actuarial principles and assumptions based on past experience adjusted for current trends. Any change in the probable ultimate liabilities is reflected in net income in the period in which the change in probable ultimate liabilities was determined.

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     For non-participating term-life and whole-life insurance products, or participating products designed in such a manner that no policyholder dividends are expected to be paid, future policy benefit reserves are computed using the net level premium method based on assumptions related to estimated future investment yield, mortality, morbidity, withdrawals and expenses. For participating term-life and whole-life insurance products, future policy benefit reserves are computed using the net level premium method based on assumptions related to estimated future investment yield, mortality, morbidity, withdrawals and expenses at the date of policy issuance. Mortality, morbidity and withdrawal assumptions reflect the Company's historical experience and industry standards. Interest rate assumptions range from 2.3% to 9.5%. Provisions for adverse deviation have been reflected in the interest assumption and also in the mortality/morbidity assumption where deemed necessary.

     For immediate annuities or similar contracts with life contingencies, the reserve is calculated as the present value of future benefits. The mortality rates used are based on statutory valuation tables and the interest rates used range from 3.5% to 7.5%.

     Reserves for property and casualty products represent the estimated claim cost and loss adjustment expense necessary to cover the ultimate cost of investigating and settling all losses incurred and unpaid. Such estimates are based on individual case estimates for reported losses and estimates for incurred but not reported losses based on past experience and are stated net of estimated salvage and subrogation recoverable of $38,175 and $36,678 at December 31, 2007 and 2006, respectively. These estimates are adjusted in the aggregate for ultimate loss expectations based on historical experience patterns and current economic trends. Any change in the probable ultimate liabilities is reflected in the consolidated statements of operations in the period the change is determined to be necessary. Such adjustments could possibly be significant, reflecting a variety of new and favorable or adverse trends.

          POLICYHOLDER ACCOUNT BALANCES

     The Company recognizes a liability at the stated account value for policyholder deposits that are not subject to significant policyholder mortality or longevity risk and for universal life-type policies. The account value equals the sum of the original deposit and accumulated interest, less any withdrawals and expense charges. Average credited rates ranged from 2.8% to 7.0% in 2007 and 2.4% to 6.3% in 2006. Future minimum guaranteed interest rates during the life of the contracts vary from 1.5% to 4.5%.

          PREPAID COMMISSIONS

     The Company offers mutual funds to credit union members. Members purchasing "B" shares do not pay an upfront sales charge but are subject to higher annual fees and must pay a surrender charge for redemptions during a designated surrender period, usually six years. Commissions paid to the Company's sales representatives are deferred and amortized to expense ratably over the surrender charge period. The Company assesses the recoverability of the prepaid commissions by calculating the undiscounted cash flows expected from future annual fees and surrender charges. An impairment is required if the asset exceeds the expected cash flows. No such impairments were required in the periods presented.

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

          REINSURANCE

     Reinsurance premiums, claims and benefits, commission expense reimbursements, and reserves related to reinsured business ceded are accounted for on a basis consistent with those used in accounting for the underlying direct policies that have been ceded and the terms of the reinsurance contracts. Premiums and insurance claims and benefits in the consolidated statements of operations are reported net of the amounts ceded to other companies under such reinsurance contracts. Reinsurance recoverables are recorded as an asset for the portion of benefits paid and insurance reserves that have been ceded. A prepaid reinsurance asset is recorded for the portion of unearned premiums that relate to policies that have been ceded. The Company has evaluated its reinsurance contracts and determined that all significant contracts effectively transfer the underlying economic risk of loss. Any contracts that do not effectively transfer the risk of loss are recorded using the deposit method of accounting.

          BENEFIT PLANS

     The Company recognizes costs for its defined benefit pension plans and postretirement benefits on an accrual basis as employees perform services to earn the benefits. Net periodic benefit cost is determined using management estimates and actuarial assumptions to derive service cost, interest cost and expected return on plan assets. Net periodic benefit cost also includes the applicable amortization of any prior service cost (credit) arising from changes in prior years' benefit costs due to plan amendments or initiation of new plans. The Company uses a December 31 measurement date for all pension and other postretirement benefit plans.

     Prior to December 31, 2007, the funded status of the pension and other postretirement plans, which is the difference between the fair value of plan assets and the projected benefit obligation (for pension plans) and the accumulated postretirement benefit obligation (for other plans), was netted against the unrecognized actuarial gains and losses, prior service cost and transition obligations to determine prepaid or accrued benefit cost, as applicable. The net amount was recorded as a prepaid or accrued benefit cost. Further, for pension plans, if the accumulated benefit obligation exceeded the fair value of the plan assets, that excess was recorded as an additional minimum pension liability with a corresponding intangible asset. Recognition of the intangible asset was limited to the amount of any unrecognized prior service cost. Any additional minimum pension liability in excess of the allowable intangible asset was charged, net of income tax, to accumulated other comprehensive income.

     As described more fully in "Recent Accounting Standards - Adopted," the Company adopted in 2007 the provisions of Statement of Financial Accounting Standards No. 158, Employers Accounting for Defined Benefit Pension and Postretirement Plans--An Amendment of FASB Statement Nos. 87, 88, 106, and 132(R) ("SFAS 158"). Effective with the adoption of SFAS 158 on December 31, 2007, the Company recognized the funded status of the benefit obligations for each of its plans on the consolidated balance sheet. The actuarial gains or losses, prior service costs and credits, and the remaining net transition asset or obligation that had not yet been included in net periodic benefit costs as of December 31, 2007 are now charged, net of income tax, to accumulated other comprehensive income. Changes in funded status in future periods will also be charged, net of income tax, to other comprehensive income.

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     Additionally, SFAS 158 amended the additional minimum pension liability provision required by previous accounting guidance.

     Calculations of benefit obligations for postretirement medical benefits reflect a reduction for subsidies expected from the federal government pursuant to the Medicare Prescription Drug, Improvement and Modernization Act of 2003. Postretirement medical benefits are generally funded on a pay-as-you-go basis. The cost of benefits provided to former or inactive employees after employment but before retirement are recognized during an employee's service years if certain requirements are met.

          INCOME TAXES

     The Company recognizes taxes payable or refundable currently and deferred taxes for the tax consequences of differences between financial reporting and the tax basis of assets and liabilities. Deferred tax assets and liabilities are measured by applying the enacted tax rates to the difference between the financial statement and tax basis of assets and liabilities.

     The Company is subject to tax-related audits in the normal course of operations. These audits may result in additional tax assets or liabilities. The Company accounts for such contingent liabilities in accordance with FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, beginning in 2007.

          FOREIGN EXCHANGE

     The Company's financial statements are impacted by changes in foreign currency exchange rates related to foreign-based subsidiaries and branch operations and investment holdings denominated in foreign currencies.

     The accounts of significant foreign-based subsidiaries and branch operations are measured using the local currency as the functional currency. Revenues and expenses of these operations are translated into U.S. dollars at the average exchange rate for the period. Assets and liabilities of these operations are translated at the exchange rate as of the end of the reporting period. The resulting gains or losses from translating foreign currency are included in accumulated other comprehensive income (loss) as a separate component of policyholders' surplus.

     The foreign exchange impacts of investment holdings classified as available for sale are included in accumulated other comprehensive income (loss) as a separate component of policyholders' surplus. The foreign exchange impacts on all other investment holdings are reflected as transaction gains and losses in the Company's consolidated statements of operations.

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

          RECENT ACCOUNTING STANDARDS - PENDING

     The Financial Accounting Standards Board ("FASB") issued a revision of Statement of Financial Accounting Standards ("SFAS") No. 141, Business Combinations, in 2007, which is effective prospectively for fiscal years beginning after December 14, 2008. Some of the significant provisions include: a clear definition of the acquirer in a business combination; full recognition of all assets acquired and liabilities assumed at their fair values on the acquisition date, including certain contingencies; expensing acquisition-related costs; and recognition of a bargain purchase as a gain in earnings. Because the new statement will be adopted prospectively, it will only have an impact on the Company in the event the Company makes future acquisitions.

     In 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 provides consistent guidance for using fair value to measure assets and liabilities. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and is to be applied prospectively. In February 2008 the FASB issued Staff Positions No. 157-1 and No. 157-2 which partially defer the effective date of SFAS 157 for one year for certain nonfinancial assets and liabilities and remove certain leasing transactions from the scope of SFAS 157. The Company is currently evaluating the new statement and is unable to determine the impact on its consolidated balance sheet and statement of operations at this time.

     In 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"), effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value. Most of the provisions of this statement, except for the provisions relating to the valuation of debt and equity securities, apply only to entities that elect the fair value option. The initial adoption of SFAS 159 is expected to have no impact on the Company's consolidated balance sheet and statement of operations.

     The FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51 ("SFAS 160") in December 2007. The new statement clarifies that a noncontrolling interest in a subsidiary is an ownership interest that should be reported in equity; requires disclosure in the income statement of the amounts of consolidated net income attributed to both the parent and the noncontrolling interest; establishes a single method of accounting for changes in a parent's ownership interest in a subsidiary that do not result in deconsolidation; and requires a parent to recognize a gain or loss in net income when a subsidiary is deconsolidated. The Company is currently evaluating SFAS 160, which is effective for fiscal years beginning after December 14, 2008, and is unable to determine the impact on its consolidated balance sheet or statement of operations at this time.

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

          RECENT ACCOUNTING STANDARDS - ADOPTED

     In 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments, an Amendment of FASB Statements No. 133 and 140 ("SFAS 155"), effective for fiscal years beginning after September 15, 2006. SFAS 155 addresses the accounting for hybrid instruments containing embedded derivatives that, under the provisions of SFAS No. 133, are required to be measured at fair value and bifurcated from the host contract. SFAS No. 155 allows entities to make an irrevocable election to measure such a hybrid instrument at fair value in its entirety, with changes in fair value of the contract recognized in earnings. In addition, SFAS No. 155 clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS No.133 and establishes a requirement to evaluate interests in securitized financial assets to identify interests that are derivatives or that contain embedded derivatives. Adoption of SFAS 155 in 2007 had no impact on the Company.

     In 2006, the FASB issued SFAS No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans - An Amendment of FASB Statements No. 87, 88, 106, and 132(R) ("SFAS 158"). SFAS 158 requires an employer to recognize in its balance sheet an asset for a plan's over funded status or a liability for a plan's under funded status, measure a plan's assets and its obligations that determine its funded status as of the end of the employer's fiscal year, and recognize changes in the funded status of a defined benefit postretirement plan in the year in which the changes occur. Those changes will be reported in other comprehensive income. The requirement to recognize the funded status of a benefit plan and the disclosure requirements are effective as of the end of the fiscal year ending after June 15, 2007 for companies like CUNA Mutual whose equity is not publicly traded. The requirement to measure plan assets and benefit obligations as of the date of the employer's fiscal year-end statement of financial position is effective for fiscal years ending after December 15, 2008. The Company adopted SFAS 158 in 2007 and recognized a decrease in accumulated other comprehensive income and policyholders' surplus of $59,190, net of tax. The Company already uses its fiscal year end as a measurement date, so the measurement date provision will not have an effect on CUNA Mutual in 2008.

     In June 2006, the FASB issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes - An Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies that recognition for uncertain tax positions should be based on a more-likely-than-not threshold that the tax position will be sustained. The tax position is measured as the amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. The Company adopted the new guidance January 1, 2007 with the cumulative effect of $400 reported as an increase to beginning retained earnings and an increase to the liability for unrecognized tax benefits.

     The American Institute of Certified Public Accountants issued Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1") in 2005, which became effective January 1, 2007. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts. An internal replacement is defined as a modification in product benefits, features, rights or

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature of coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized deferred acquisition costs, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. Adoption of the new standard in 2007 did not have a material impact on the Company's consolidated balance sheet or statement of operations.

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

(3)  INVESTMENTS

          DEBT SECURITIES

     The amortized cost, gross unrealized gains and losses and estimated fair values of debt securities at December 31, 2007 are as follows:

                                                             Gross Unrealized
                                               Amortized   -------------------    Estimated
December 31, 2007                                Cost       Gains      Losses    Fair Value
-----------------                             ----------   -------   ---------   ----------
U.S. government and agencies                  $   88,258   $   957   $      --   $   89,215
States and political subdivisions                301,885     5,227      (1,450)     305,662
Foreign government securities                    360,710     8,778      (2,812)     366,676
Domestic corporate securities                  2,375,012    30,658     (44,564)   2,361,106
Mortgage-backed securities:
   Residential mortgage-backed                 1,236,934     3,756    (183,557)   1,057,133
   Commercial mortgage-backed                    521,691     1,753     (35,213)     488,231
Asset backed non-mortgage-backed securities      220,231       485      (2,521)     218,195
Foreign corporate securities                     839,740    10,867     (30,979)     819,628
                                              ----------   -------   ---------   ----------
Total debt securities                         $5,944,461   $62,481   $(301,096)  $5,705,846
                                              ==========   =======   =========   ==========

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     The amortized cost, gross unrealized gains and losses and estimated fair values of debt securities at December 31, 2006 are as follows:

                                                            Gross Unrealized
                                               Amortized   ------------------    Estimated
December 31, 2006                                Cost       Gains      Losses   Fair Value
-----------------                             ----------   -------   --------   ----------
U.S. government and agencies                  $  127,075   $   257   $ (1,688)  $  125,644
States and political subdivisions                297,314    11,499        (15)     308,798
Foreign government securities                    458,098    13,905     (4,418)     467,585
Domestic corporate securities                  2,490,909    34,050    (14,765)   2,510,194
Mortgage-backed securities:
   Residential mortgage-backed                   887,184     5,183     (8,924)     883,443
   Commercial mortgage-backed                    652,535     4,841     (4,013)     653,363
Asset backed non-mortgage-backed securities      852,790     3,560     (5,311)     851,039
Foreign corporate securities                     692,405    20,167     (3,794)     708,778
                                              ----------   -------   --------   ----------
Total debt securities                         $6,458,310   $93,462   $(42,928)  $6,508,844
                                              ==========   =======   ========   ==========

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     The amortized cost and estimated fair values of investments in debt securities at December 31, 2007, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Because of the potential for prepayment on mortgage-backed and non-mortgage, asset-backed securities have not been displayed in the table below by contractual maturity.

                                               Amortized    Estimated
                                                 Cost      Fair Value
                                              ----------   ----------
Due in one year or less                       $  159,938   $  160,857
Due after one year through five years          1,242,431    1,257,049
Due after five years through ten years         1,618,443    1,606,803
Due after ten years                              944,793      917,578
Mortgage-backed securities:
   Residential mortgage-backed                 1,236,934    1,057,133
   Commercial mortgage-backed                    521,691      488,231
Asset backed non-mortgage-backed securities      220,231      218,195
                                              ----------   ----------
Total debt securities                         $5,944,461   $5,705,846
                                              ==========   ==========

          EQUITY SECURITIES

     The cost, gross unrealized gains and losses, and estimated fair value of investments in equity securities, available for sale, at December 31 are as follows:

                    Gross Unrealized
                  -------------------    Estimated
         Cost       Gains     Losses    Fair Value
       --------   --------   --------   ----------
2007   $441,538   $ 37,085   $(10,866)   $467,757
2006    490,442    135,282     (1,165)    624,559

          MORTGAGE LOANS

     The Company's mortgage loan portfolio consists mainly of commercial mortgage loans made to customers throughout the United States. All outstanding commercial mortgage loans are secured by completed income-producing properties. At December 31, 2007, the commercial mortgage loan portfolio had an average remaining life of 6.4 years, with all principal due prior to 2028. The Company limits its concentrations of credit risk by diversifying its mortgage loan portfolio so that loans made in any one major metropolitan area are not greater than 20% of the aggregate mortgage loan portfolio balance. At December 31, 2007, the Company held 11.4% of the mortgage loan portfolio in the Kansas City metropolitan area which was the highest

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     concentration in one metropolitan area. No loan to a single borrower represented more than 3.6% of the aggregate mortgage loan portfolio balance.

          NET INVESTMENT INCOME

     Sources of net investment income for the years ended December 31 are summarized as follows:

                                             2007       2006       2005
                                           --------   --------   --------
Gross investment income:
   Debt securities, available for sale     $373,268   $366,851   $310,562
   Equity securities, available for sale     32,293     25,080     12,297
   Mortgage loans                            37,732     25,288     21,730
   Real estate                               19,735     18,680     18,792
   Policy loans                               7,248      7,200      7,241
   Derivative financial instruments             229        295       (116)
   Short-term investments and other          16,302      7,879      8,278
                                           --------   --------   --------
Total gross investment income               486,807    451,273    378,784
Investment expenses                         (35,304)   (32,135)   (25,268)
                                           --------   --------   --------
Net investment income                      $451,503   $419,138   $353,516
                                           ========   ========   ========

     Additional net investment income of $7,178 in 2007, $4,969 in 2006 and $8,252 in 2005 has been included with the results of discontinued operations. See Note 14.

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

          NET REALIZED INVESTMENT GAINS (LOSSES)

     Realized gains (losses) for the years ended December 31 are summarized as follows:

                                            2007       2006       2005
                                         ---------   --------   --------
Debt securities:
   Gross gains on sales                  $  18,245   $ 48,631   $ 35,760
   Gross losses on sales                   (36,401)   (54,615)   (44,921)
   Maturities and other                     10,988      7,292      3,593
   Other than temporary
      impairment losses                   (143,335)    (7,913)    (2,948)
Equity securities:
   Gross gains on sales                    118,559     50,312     29,669
   Gross losses on sales                   (13,880)    (4,056)    (2,354)
   Other                                      (225)         4         --
   Other than temporary
      impairment losses                     (4,966)      (409)    (3,841)
Real estate                                  1,927         --        918
Mortgage loans                               6,441         --        (77)
Derivative financial instruments           (22,278)   (22,752)     3,970
Other                                       (4,949)     5,855        855
                                         ---------   --------   --------
Net realized investment gains (losses)   $ (69,874)  $ 22,349   $ 20,624
                                         =========   ========   ========

     Additional net realized investment gains of $19,531, $298 and $647 in 2007, 2006 and 2005, respectively, have been reported in the results of discontinued operations; they were recognized by a Canadian property and casualty subsidiary which was sold in 2007. Such, additional net realized investment gains of $12,208 in 2005 have also been recorded as part of the results of discontinued operations. Substantially all of these gains related to the sale of mortgage loans. See note 13.

     Proceeds from the sale of debt securities were $1,812,882, $3,071,520 and $3,083,224 in 2007, 2006 and 2005, respectively. Proceeds from the sale of equity securities were $494,233, $310,413 and $127,868 in 2007, 2006 and
     2005, respectively.

     Investment securities are reviewed for other-than-temporary impairment on an ongoing basis. The Company creates a watchlist of securities based on the fair value of an investment security relative to its amortized cost. When the fair value drops below 95% of amortized cost, the Company goes through a full analysis to see if the decline in fair value qualifies as an other-than-temporary impairment. The determination of other-than-temporary impairment requires significant judgment on the part of the Company and will depend on several factors, including:

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

          - The duration and extent to which fair value has been less than book value (when applicable).

          - The reason for the decline in fair value (credit concerns, interest rates, etc.).

          - The financial condition and near term prospects of the issuer/borrower, including the ability to meet contractual obligations, relevant industry trends and conditions and implications of rating agency actions.

          - The intent and ability of CUNA Mutual to retain its investment for a period of time sufficient to allow for an anticipated recovery in fair value.

          - The Company's ability to recover all amounts due according to the contractual terms of the agreements. Investments will be considered impaired when it is probable that amounts due according to contractual terms of the agreements will be uncollectible.

          - The Company's collateral positions. The bankruptcy of an issuer will not automatically trigger other-than-temporary impairment for associated investments if the Company holds sufficient collateral.

     Determinations of other-than-temporary impairments are made by a combination of financial accounting and investment professionals after consideration of the various factors noted above. These determinations are estimates which are subject to risks and uncertainties of variability. If a security is deemed to be other-than-temporarily impaired, a charge is recorded in net realized capital losses equal to the difference between the fair value and the cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recorded if the Company does not expect the fair value of the security to recover to its cost or amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired security becomes its new cost basis.

     For certain securitized financial assets with contractual cash flows, Emerging Issues Task Force No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other-than-temporary impairment charge is recognized. The Company also considers its intent and ability to retain a temporarily impaired security until recovery. Estimating future cash flows is a judgment process involving both quantitative and qualitative factors. Such determinations incorporate various information and assessments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

     The provision for other-than-temporary impairments in 2007 was substantially larger than the provisions in 2006 and 2005. The increase was primarily related to debt securities and attributable to the general credit problems currently being encountered in the residential real estate market and the resulting impact of those conditions on the Company's holdings of debt securities that are dependent on this sector, primarily mortgage-backed and certain asset-backed securities.

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     Management believes it has made an appropriate provision for other-than-temporarily impaired securities owned at December 31, 2007, 2006 and 2005. As a result of the subjective nature of these estimates, however, additional provisions may subsequently be determined to be necessary, and such provisions could be material to the results of operations of any subsequent period during which the additional provision might be deemed to be necessary.

     The fair value of the Company's total residential mortgage-backed securities ("RMBS") holdings at December 31, 2007, is $1,057,133. A portion of these holdings (as identified below) contain collateral comprised of sub-prime and Alt-A mortgages as part of a diversified pool of underlying collateral. The Company's investments in RMBS include collateralized debt obligations ("CDO"), which may contain multiple types of collateral including, but not limited to prime mortgages, sub-prime mortgages, and Alt-A mortgages. For the purpose of this disclosure, the Company has included the full amortized cost and fair value of a security even if the security contains only a portion of its underlying collateral in sub-prime and/or Alt-A mortgages.

     The Company defines its sub-prime holdings in the general account as RMBS securities with underlying collateral composed of mortgage pools with a weighted average FICO score below 675 or any second mortgage pools. Second mortgage pools may be composed of pools with weighted average FICO scores above 675, but have all been included in the Company's definition of sub-prime due to the capital markets convention of treating both types of securities as home equity loan asset-backed securities and their similarity to sub-prime RMBS. The exhibit below details the Company's investment in securities with sub-prime mortgage collateral (securities that include either sub-prime or Alt-A mortgage collateral [as indicated], but not both sub-prime and Alt-A mortgage collateral).

                           December 31, 2007
                         --------------------
                         Amortized     Fair         2007      Vintage   Vintage      Vintage
Rating                      Cost       Value    Impairments     2007      2006    2005 or Prior
------                   ---------   --------   -----------   -------   -------   -------------
Investment grade          $159,791   $114,643     $26,121        3%       17%           80%
Below investment grade      29,860     26,074      43,702       --%       13%           87%
                          --------   --------     -------
Total                     $189,651   $140,717     $69,823
                          ========   ========     =======

     The Company defines its Alt-A holdings in the general account as RMBS securities with underlying collateral composed of mortgages given to borrowers with loan documentation that does not fully conform to Fannie Mae and Freddie Mac underwriting guidelines. Weighted average FICO scores for the collateral pools underlying these securities generally range from 690 to 725. The exhibit below details the Company's investment in securities with Alt-A collateral (securities that include either sub-prime or Alt-A mortgage collateral [as indicated], but not both sub-prime and Alt-A mortgage collateral).

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

                           December 31, 2007
                         --------------------
                         Amortized     Fair         2007      Vintage   Vintage      Vintage
Rating                      Cost       Value    Impairments     2007      2006    2005 or Prior
------                   ---------   --------   -----------   -------   -------   -------------
Investment grade          $447,424   $397,804     $ 6,791        3%       11%          86%
Below investment grade      36,123     32,593      13,130       --%       82%          18%
                          --------   --------     -------
Total                     $483,547   $430,397     $19,921
                          ========   ========     =======

     The Company also holds securities with both sub-prime and Alt-A mortgages as a portion of or all of the underlying collateral. The exhibit below details the Company's investment in securities containing both sub-prime and Alt-A collateral.

                           December 31, 2007
                         --------------------
                         Amortized     Fair         2007      Vintage   Vintage      Vintage
Rating                      Cost       Value    Impairments     2007      2006    2005 or Prior
------                   ---------   --------   -----------   -------   -------   -------------
Investment grade          $95,143     $43,883     $12,374       41%       26%          33%
Below investment grade         --          --          --       --%       --%          --%
                          -------     -------     -------
Total                     $95,143     $43,883     $12,374
                          =======     =======     =======

          NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses) included in accumulated other comprehensive income at December 31 were as follows:

                                              2007       2006       2005
                                           ---------   --------   --------
Debt securities                            $(238,615)  $ 50,534   $ 69,977
Equity securities                             26,219    134,117    107,727
Deferred policy acquisition cost
   adjustments                                16,984     (9,992)    (7,330)
Deferred income taxes                         69,945    (55,609)   (55,758)
Other, including minority interest           (10,107)    (5,912)    (4,577)
                                           ---------   --------   --------
Net unrealized investment gains (losses)   $(135,574)  $113,138   $110,039
                                           =========   ========   ========

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     The following table presents amortized cost and unrealized losses for the Company's available for sale debt securities and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2007.

                                 Period Under             Period Twelve                Total
                                Twelve Months           Months or Greater        December 31, 2007
                           -----------------------   ----------------------   -----------------------
                            Amortized   Unrealized   Amortized   Unrealized    Amortized   Unrealized
Debt securities               Cost         Loss         Cost        Loss         Cost         Loss
---------------            ----------   ----------   ---------   ----------   ----------   ----------
States and political
   subdivisions            $   81,162    $  1,440     $  1,088     $    10    $   82,250    $  1,450
Foreign government
   securities                 116,742       2,516       28,415         296       145,157       2,812
Domestic corporate
   securities                 936,089      36,049      163,613       8,515     1,099,702      44,564
Mortgage-backed
   securities:
      Residential
         mortgage-backed      716,930     149,644      307,607      33,913     1,024,537     183,557
      Commercial
         mortgage-backed      286,896      24,704      120,166      10,509       407,062      35,213
Asset backed non-
   mortgage-backed
   securitites                165,689       2,110        8,497         411       174,186       2,521
Foreign corporate
   securities                 387,779      20,127       97,859      10,852       485,638      30,979
                           ----------    --------     --------     -------    ----------    --------
Total of debt securities    2,691,287     236,590      727,245      64,506     3,418,532    $301,096
                           ==========    ========     ========     =======    ==========    ========
Equity securities             158,003      10,596       24,300         270       182,303    $ 10,866
                           ==========    ========     ========     =======    ==========    ========
Total temporarily
   impaired securities     $2,849,290    $247,186     $751,545     $64,776    $3,600,835    $311,962
                           ==========    ========     ========     =======    ==========    ========

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     The following table presents amortized cost and unrealized losses for the Company's available for sale debt securities and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006.

                                 Period Under             Period Twelve                 Total
                                Twelve Months           Months or Greater         December 31, 2006
                           -----------------------   -----------------------   -----------------------
                            Amortized   Unrealized    Amortized   Unrealized    Amortized   Unrealized
Debt securities               Cost         Loss         Cost         Loss         Cost         Loss
---------------            ----------   ----------   ----------   ----------   ----------   ----------
U.S. government
   and agencies            $   39,263     $   389    $   63,845     $ 1,299    $  103,108     $ 1,688
States and political
   subdivisions                    --          --         1,103          15         1,103          15
Foreign government
   securities                 100,581       2,696        45,942       1,722       146,523       4,418
Domestic corporate
   securities                 761,327       6,880       219,920       7,885       981,247      14,765
Mortgage-backed
   securities:
      Residential
         mortgage-            204,872       1,378       319,528       7,546       524,400       8,924
      Commercial
         mortgage-            262,920       1,544       134,665       2,469       397,585       4,013
Asset backed non-
   mortgage-backed
   securitites                202,410       2,330       140,172       2,981       342,582       5,311
Foreign corporate
   securities                 178,010       2,738        67,435       1,056       245,445       3,794
                           ----------     -------    ----------     -------    ----------     -------
Total of debt securities    1,749,383      17,955       992,610      24,973     2,741,993     $42,928
                           ==========     =======    ==========     =======    ==========     =======
Equity securities              46,835         832        25,753         333        72,588     $ 1,165
                           ==========     =======    ==========     =======    ==========     =======
Total temporarily
   impaired securities     $1,796,218     $18,787    $1,018,363     $25,306    $2,814,581     $44,093
                           ==========     =======    ==========     =======    ==========     =======

     At December 31, 2007, the Company owned 955 debt securities with a fair value of $3,117,436 in an unrealized investment loss position. Of these, 162, with a fair value of $662,739, have been in an unrealized loss position for twelve or more months. The $64,506 unrealized loss for debt securities with a loss period twelve months or greater represents an 8.9% price impairment. The price impairment on the remaining 800 debt securities is 8.8%. Out of the $3,117,436 representing the fair value of debt securities in an unrealized loss position, $2,808,191or 90.1% relates to investment grade securities.

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     At December 31, 2007, the Company owned 58 stocks with a fair value of $171,437 in an unrealized loss position. Of these, 5 with a fair value of $24,030 have been in an unrealized position for more than twelve months; the unrealized loss on these securities represents less than a 1 percent price impairment.

          EQUITY IN UNCONSOLIDATED AFFILIATES

     The carrying value, ownership percentage and summarized financial information of significant unconsolidated affiliates for the years ended and at December 31 are set forth in the tables below:

                                                          CUNA Mutual Share of Net
                                     Carrying Value       Income (Loss), After Tax
                                  -------------------   ---------------------------
                                    2007       2006       2007      2006      2005
                                  --------   --------   -------   -------   -------
CMG Mortgage Insurance
   Company (50%)                  $113,840   $116,523   $15,321   $16,802   $11,322
CMG Mortgage Assurance
   Company (50%)                     4,411      4,594      (138)       78        45
CMG Mortgage Reinsurance
   Company (50%)                     9,636      7,933     1,083     1,216       847
Credential Financial Inc. (50%)     15,597     11,816     1,690     1,315       (42)
All other affiliates (various
   ownership percentages)           22,077     11,780    (1,464)     (315)     (200)
                                  --------   --------   -------   -------   -------
Total                             $165,561   $152,646   $16,492   $19,096   $11,972
                                  ========   ========   =======   =======   =======

                             Assets    Liabilities    Assets    Liabilities
                              2007         2007        2006         2006
                            --------   -----------   --------   -----------
CMG Mortgage Insurance
   Company                  $283,199     $ 55,518    $277,122     $ 44,076
CMG Mortgage Assurance
   Company                     9,577          755       9,560          373
CMG Mortgage Reinsurance
   Company                    23,859        4,588      18,640        2,773
Credential Financial Inc.    199,204      168,012     140,318      129,978

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

          SECURITIES LENDING AGREEMENTS

     The Company and certain of its subsidiaries are parties to securities lending agreements. Unrelated parties borrow debt securities from the Company and must deposit cash or short-term investments as collateral equal to a minimum of 102% of the fair value of the loaned securities. The security custodian monitors the collateral position daily and additional collateral is obtained if the market value of the collateral falls below 102% of the market value of the loaned securities. The Company remains the beneficial owner and the loaned securities are included with debt securities. At December 31, 2007 and 2006, the fair value of securities loaned by the Company and its subsidiaries totaled $236,514 and $242,857, respectively.

     The majority of collateral received is invested in short-term securities and is included in the consolidated balance sheets as short-term investments with a corresponding liability included in accounts payable and other liabilities. The cash flow changes related to securities lending activities are included in the investing section of the consolidated statements of cash flow. The fair value of collateral held was $243,845 and $315,250 at December 31, 2007 and 2006, respectively of which $47,283 and $95,565 at December 31, 2007 and 2006, respectively, was not available for investment by the Company and is not reflected in the consolidated balance sheets. The Company earns income from the cash collateral or receives a fee from the borrower.

          DERIVATIVE FINANCIAL INSTRUMENTS

     Consistent with its asset allocation strategy, the Company utilizes derivative financial instruments to help maximize risk-adjusted investment returns; to reduce interest rate risks of long-term assets; to manage exposure to various credit, currency and market risks; and to manage exposure to various equity and fixed income market sectors.

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     The following table provides a summary of the carrying value, notional amount and current market or fair value of derivative financial instruments held at December 31, 2007:

                                                         Fair Value
                             Carrying   Notional   ---------------------
December 31, 2007              Value     Amount     Assets   Liabilities
-----------------            --------   --------   -------   -----------
Financial futures            $  1,053   $142,418   $ 1,356     $   303
Currency forwards                 (24)     1,967         4          28
Cross currency swaps           (1,491)    37,989       197       1,687
Interest rate swaps            (2,388)    29,000        --       2,388
Purchased option contracts     17,155    233,430    17,155          --
Written option contracts      (10,113)    (4,238)       --      10,113
                             --------   --------   -------     -------
Total derivative financial
   instruments               $  4,192   $440,566   $18,712     $14,519
                             ========   ========   =======     =======

     The following table provides a summary of the carrying value, notional amount and current market or fair value of derivative financial instruments held at December 31, 2006:

                                                          Fair Value
                             Carrying    Notional   ---------------------
December 31, 2006              Value      Amount     Assets   Liabilities
-----------------            --------   ---------   -------   -----------
Financial futures            $    643   $ 236,427   $ 1,065     $   422
Currency forwards                 (36)      1,753         3          39
Cross currency swaps              288      42,040       475         187
Purchased option contracts     18,135     139,597    18,135          --
Written option contracts      (11,602)   (148,023)       --      11,602
                             --------   ---------   -------     -------
Total derivative financial
   instruments               $  7,428   $ 271,794   $19,678     $12,250
                             ========   =========   =======     =======

     Futures Contracts: Futures contracts are a commitment to purchase or deliver securities or currency in the future at a predetermined price or yield, and are usually settled in cash. When a futures contract is entered into, a margin account is established with the broker based on the requirements of the futures exchange.

     The Company utilizes short positions in foreign currency futures to manage the foreign currency fair value risk exposure to investments denominated in foreign currencies. Foreign currency futures designated as hedging the foreign currency risk of foreign currency denominated long-term bonds and common stock are classified as foreign currency fair value hedges. The Company assesses the effectiveness of foreign currency fair value hedges based

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     on the changes in fair value attributable to changes in spot prices. The change in the fair value of the foreign currency futures related to the changes in the difference between the spot price and the futures price is excluded from the assessment of hedge effectiveness and currently recognized in earnings. Based on this assessment of effectiveness, the foreign currency fair value hedges using short foreign currency futures contracts were effective in 2007. Ineffectiveness could be present in a hedging relationship even if the assessment of effectiveness shows a highly effective relationship. The ineffectiveness in a fair value hedge would be to an extent that the change in the fair value of hedging instrument does not offset the change in the fair value of the hedged item. For 2007, net losses of ($1,283) were included in realized investment gains (losses) for this ineffectiveness.

     The Company utilizes short positions in foreign currency futures to hedge a portion of its net assets in its consolidated foreign affiliates from the effects of fluctuations in currency exchange rates and designates these futures as net investment hedges. The Company assesses the effectiveness of the foreign net investment hedges based on the changes in forward exchange rates. When deemed effective, changes in fair value of the foreign currency futures are recorded in accumulated other comprehensive income (loss). Net losses of ($1,783) were included in accumulated other comprehensive income
     (loss) at 2007. Ineffectiveness could be present in a hedging relationship even if the assessment of effectiveness shows a highly effective relationship. The ineffectiveness in a fair value hedge would be to an extent that the change in the fair value of hedging instrument does not offset the change in the fair value of the hedged item.

     Foreign currency futures that cannot be designated to specific foreign currency risk are not accounted for under hedge accounting. All changes in the fair value of undesignated foreign currency futures are recorded in realized investment gains (losses). For 2007, net losses of ($5,326) were recorded to realized investment gains (losses) for the changes in fair value.

     Currency Forwards: Currency forward contracts are a commitment to purchase or deliver currency in the future at a predetermined price and time. The Company utilizes short positions in foreign currency forwards to manage the foreign currency fair value risk exposure to investments denominated in foreign currencies. Foreign currency forwards designated as hedging the foreign currency risk of foreign currency denominated long-term bonds are classified as foreign currency fair value hedges. The Company assesses the effectiveness of the foreign currency fair value hedge based on the changes in fair value attributable to changes in spot prices. The change in the fair value of the foreign currency futures related to the changes in the difference between the spot price and the futures price is excluded from the assessment of hedge effectiveness and currently recognized in earnings. Based on this assessment of effectiveness, the foreign currency fair value hedges using short foreign currency forward contracts were highly effective in 2007. If the foreign currency forwards were not deemed highly effective, the change in fair value of the foreign currency forwards would be recorded in net realized investment gains with no offset from the hedged item. Ineffectiveness could be present in a hedging relationship even if the assessment of effectiveness shows a highly effective relationship. The ineffectiveness in a fair value hedge would be to an extent that the change in the fair value of hedging instrument does not offset the change in the fair

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     value of the hedged item. For 2007, there was an immaterial amount recognized in realized investment gains (losses) for this ineffectiveness.

     Foreign currency forwards hedging foreign currency denominated bonds that cannot be designated to specific foreign currency risk are not accounted for under hedge accounting. All changes in the fair value of undesignated foreign currency forwards are recorded in realized investment gains (losses). For 2007, there was an immaterial amount recorded in realized investment gains (losses) for the changes in fair value.

     Cross Currency Swaps: Under cross currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between functional currency (U.S. Dollar) fixed or floating rate interest amounts and foreign currency fixed or floating rate interest amounts calculated by reference to agreed upon notional principal amounts. Generally, exchanges of functional currency (U.S. Dollar) and foreign currency notional amounts are made at the initiation and maturity of the contract. The Company uses cross currency swaps to eliminate the variability in functional currency equivalent cash flows of foreign currency denominated debt instruments. The Company designates the cross currency swaps as foreign currency cash flow hedges when the swaps are deemed highly effective. The changes in fair value of the cross currency swaps attributable to the hedged risk is recorded in accumulated other comprehensive income (loss) to an extent it is effective. For 2007, ($1,943) was recorded to other comprehensive income
     (loss) for the changes in fair value. No portion of the foreign currency cash flow hedges was ineffective or excluded from the assessment of hedge effectiveness in 2007. If the cross currency swaps were not deemed highly effective, the change in fair value of the cross currency swaps would be recorded in net realized investment gains (losses). In 2008 the Company estimates that ($463) will be reclassed from accumulated other comprehensive income (loss) to net investment income as contractual cash flows on cross currency swaps are settled.

     Interest Rate Swaps: The Company uses interest rate swaps to reduce market risks from changes in interest rates and to properly align the risk characteristics of assets and liabilities. Under interest rate swaps the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. The interest rate swap contracts are entered into pursuant to master agreements that normally provide for a single net payment to be made by one counterparty at each due date. In 2007, the Company designated its interest rate swaps as fair value hedges. The Company assesses the effectiveness of fair value hedges based on the changes in fair value attributable to changes in the benchmark interest rate. Based on this assessment of effectiveness, the fair value hedges were highly effective in 2007. If the hedges were not deemed highly effective, the change in fair value of the interest rate swaps would be recorded in net realized investment gains (losses) with no offset from the hedged item. All changes in the fair value of undesignated interest rate swaps are recorded in realized investment gains (losses). For 2007, ($173) was recorded to realized investment gains (losses) for the changes in fair value. In 2008 the Company estimates that $317 will be reclassed from accumulated other comprehensive income (loss) to net investment

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     income as contractual cash flows are received from interest rate swaps designated as cash flow hedges that were terminated in 2007.

     Options: Options are contracts that grant the purchaser, for a premium payment, the right to receive an amount of money based on a specified formula within a specified period of time. The Company issues market index certificates, equivalent to a written option. In return for the premium received, the Company agrees to pay the participant a percentage of the market price increase of an equity index above an agreed upon strike price at the end of a specified term. The Company mitigates risk from these agreements by purchasing over-the-counter call options with identical terms. For 2007, $370 net gain was recorded to realized investment gains (losses) for the changes in fair value.

     The Company is exposed to credit losses in the event of nonperformance by the counterparties to its swap and forward agreements. The Company monitors the credit standing of the counterparties and anticipates that the counterparties will be able to fully satisfy their obligations under the contracts given their high credit ratings. The futures contracts are traded on a regulated exchange and have little or no counterparty risk.

          SECURITIES ON DEPOSIT/ASSETS DESIGNATED

     Iowa law requires that assets equal to a life insurer's legal reserve must be designated for the Iowa Department of Commerce, Insurance Division. The legal reserve is equal to the net present value of all outstanding policies and contracts involving life contingencies. At December 31, 2007 and 2006, bonds and notes, mortgage loans and policy loans with a carrying value of $4,924,728 and $2,688,660, respectively, were designated for Iowa. Other regulatory jurisdictions also require cash and securities to be deposited for the benefit of policyholders. Pursuant to these requirements, securities with a fair value of $37,595 and $37,831 were on deposit as of December 31, 2007 and 2006, respectively.

          ASSET RESTRICTIONS

     Certain contract holders account balances that relate to contracts issued by the Company are legally "separate accounts" but are reported in the consolidated balance sheets as part of general account assets because the Company retained the risk of investment gains and losses. As a result, debt securities with a market value of $21,000 and $81,240 as of December 31, 2007 and 2006, respectively, are available only to satisfy the obligations of these contract holders.

     The Company had pledged debt securities with a fair value of $94,722 as of December 31, 2006, to collateralize advances made under advances, collateral pledge and security agreements. The Company had not pledged any securities as of December 31, 2007. There were no outstanding borrowings under the agreements at December 31, 2007 or 2006.

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

(4)  INCOME TAX

     As described in Note 1, the merger of CUNA Mutual Insurance Society and CMLIC (merged companies) was completed at the close of business on December 31, 2007. Accordingly, each of the merged companies is required to file a federal income tax return for the year ended December 31, 2007 without respect to the merger.

     CUNA Mutual Insurance Society will file a consolidated life-nonlife federal income tax return for 2007 with its 100% owned domestic subsidiaries:
     MEMBERS Life Insurance Company, CUMIS Insurance Society, Inc., CUMIS Specialty Insurance Company, Inc., CUNA Mutual Investment Corporation, CUNA Brokerage Services, Inc., CUNA Mutual Insurance Agency, Inc., CUNA Mutual General Agency of Texas, Inc., CUNA Mutual Business Services, Inc., CUNA Mutual Mortgage Corporation, Stewart Associates Incorporated, International Commons, Inc., and CMG Co-Investment Fund GP, Inc.

     CMLIC will file a consolidated life-nonlife federal income tax return for 2007 with its 100% owned domestic subsidiaries: CMIA of Wisconsin, Inc., League Insurance Agency, Inc., and Member Protection Insurance Plans, Inc.

     Each of the merged companies has entered into tax sharing agreements with their subsidiaries. The agreements provide for the allocation of tax expense between the merged companies and their subsidiaries based on each subsidiary's contribution to the consolidated federal income tax liability. The agreement is substantially in accordance with Reg. Section 1.1552-1(a)(1) and1.1502-33(d)(3). The agreement departs from Reg. Section 1.1552-1(a)(1) and 1.1502-33(d)(3) in that subsidiaries which have incurred losses are reimbursed regardless of the utilization of the loss in the current year.

     Income tax expense attributable to income from continuing operations for the years ended December 31 is as follows:

                                   2007       2006      2005
                                 --------   -------   --------
Current tax expense              $ 69,808   $44,338   $ 31,530
Deferred tax expense (benefit)    (24,427)   12,690    (18,010)
                                 --------   -------   --------
Total income tax expense         $ 45,381   $57,028   $ 13,520
                                 ========   =======   ========

     The income tax effects of discontinued operations are shown in Note 13.

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     Income tax expense differs from the amount computed by applying the U.S. federal corporate income tax rate of 35% to income from continuing operations before income taxes, equity in net income of unconsolidated affiliates and minority interest due to the items listed in the following reconciliation:

                                                       2007      2006       2005
                                                     -------   --------   --------
Tax expense computed at federal corporate tax rate   $68,769   $ 78,703   $ 43,983
Tax-exempt investment income                          (3,869)    (4,047)   (10,614)
Income tax benefit related to prior years             (9,623)   (12,378)    (3,252)
Adjustment to deferred tax accounts                       --         --    (13,468)
Dividends-received deduction                          (4,972)    (3,982)    (2,417)
Meals and entertainment                                  869        749      1,062
Investments held for sale                                 --     (3,151)        --
Foreign operations                                    (5,931)      (500)       266
Other, net                                               138      1,634     (2,040)
                                                     -------   --------   --------
Total income tax expense on continuing operations    $45,381   $ 57,028   $ 13,520
                                                     =======   ========   ========

     In 2005, the Company conducted a detailed analysis of its deferred tax assets and liabilities. The analysis resulted in a tax benefit of $13,468.

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial statement purposes and the amounts for income tax purposes. Significant components of the Company's deferred tax assets and liabilities at December 31, 2007 and 2006 are as follows:

                                                            2007       2006
                                                          --------   --------
Deferred tax assets:
   Policy liabilities and reserves                        $124,615   $105,194
   Pension and other employee benefits                     102,334     63,769
   Investments                                              14,958      9,987
   Unearned revenue                                         51,210     49,626
   Loss reserve discounting                                 12,215      7,418
   Accrued expenses                                         37,802     31,975
   Fixed assets and real estate                              5,714         --
   Dividends payable to policyholders                       11,734      5,977
   Foreign currency translation                             12,275     10,674
   Loss carryforwards                                       12,152      6,774
   Unrealized investment losses                             66,886         --
   Other                                                     3,984      2,416
                                                          --------   --------
Gross deferred tax assets                                  455,879    293,810
                                                          --------   --------
Deferred tax liabilities:
   Unrealized investment gains                                  --     55,693
   Deferred policy acquisition costs                       166,479    151,641
   Fixed assets and real estate                                 --      9,021
   Intangible assets                                        16,670     18,494
   Undistributed net income of unconsolidated affiliate     32,441     30,181
   Other                                                    12,489      7,358
                                                          --------   --------
Gross deferred tax liabilities                             228,079    272,388
                                                          --------   --------
Deferred tax asset, net                                   $227,800   $ 21,422
                                                          ========   ========

     Management believes that all gross deferred tax assets at December 31, 2007 and 2006 are fully realizable, thus no valuation allowance has been established.

     The Company generally does not provide U.S. deferred income taxes or foreign withholding taxes on its undistributed earnings from its foreign affiliates since the earnings are intended to be reinvested indefinitely. It is not practical to estimate the amount of additional taxes that might be payable on such undistributed earnings. In 2007, however, the Company established

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     U.S. deferred income taxes of $3,378 related to an anticipated dividend from its Canadian affiliate. The total amount of retained earnings for which such taxes have not been provided is approximately $64,000.

     The Company adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, on January 1, 2007. FIN 48 clarifies the accounting for uncertainty in income taxes in an enterprise's financial statements in accordance with FASB Statement No. 109 Accounting for Income Taxes. As a result of the implementation of FIN 48, the Company recognized a $400 decrease in the liability for unrecognized tax benefits, which was accounted for as an increase to the January 1, 2007 balance of retained earnings.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

                                                                    2007
                                                                  -------
Balance at January 1, 2007                                        $43,090
   Additions based on tax positions related to the current year    12,521
   Additions for prior years' tax positions                           904
   Reductions for prior years' tax positions                          (56)
   Reductions for settlements                                        (444)
   Reductions for expiration of statutes                              (34)
                                                                  -------
Balance at December 31, 2007                                      $55,981
                                                                  =======

     Included in the balance of unrecognized tax benefits at December 31, 2007 is $30,700 of unrecognized tax benefits that, if recognized would affect the effective income tax rate in future periods. The Company does not anticipate any significant changes in its positions in the next twelve months.

     The Company recognizes interest and penalties accrued related to unrecognized tax benefits as part of the income tax provision. During the year ended December 31, 2007, the Company recognized approximately ($955) in interest and penalties. The Company had accrued $23,672 for the payment of interest and penalties at December 31, 2007.

     The Company or one of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various states and foreign jurisdictions. For the major jurisdictions where it operates, the Company is generally no longer subject to income tax examinations by tax authorities for years ended before December 31, 2001 for CUNA Mutual Insurance Society and subsidiaries and December 31, 1998 for CMLIC and subsidiaries.

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

(5)  RELATED-PARTY TRANSACTIONS

     In the normal course of business, there are various transactions between the Company and other related entities. In certain circumstances, expenses are shared between the companies. Expenses incurred that are specifically identifiable with a particular company are borne by that company; other expenses are allocated among the companies on the basis of time and usage studies.

(6)  REINSURANCE

     The Company enters into reinsurance agreements to reduce overall risk, including exposure to large losses and catastrophic events. The Company retains the risk of loss in the event that a reinsurer is unable to meet the obligations assumed under the reinsurance agreements. The Company also assumes insurance risk that was directly written by other insurance entities.

     The effects of reinsurance on premiums and on claims, benefits, and losses incurred for the years ended December 31 are as follows:

                                        2007                     2006                      2005
                              -----------------------   ----------------------   -----------------------
                                Life &     Property &     Life &     Property &     Life &     Property &
                                Health      Casualty      Health      Casualty      Health      Casualty
                               Insurance    Insurance   Insurance     Insurance   Insurance     Insurance
                              ----------   ----------   ---------    ----------   ----------   ----------
Premiums:
   Direct                     $1,349,783    $535,144    $1,343,151    $499,775    $1,331,035    $435,838
   Assumed from affiliates            --     127,830            --       1,288            --         911
   Assumed from
      non-affiliates              14,991     126,131        14,951     111,910        16,074      98,956
   Ceded to affiliates                --     (32,970)           --          --            --          --
   Ceded to non-affiliates      (102,708)    (44,100)     (127,170)    (51,889)     (142,711)    (46,104)
                              ----------    --------    ----------    --------    ----------    --------
Net premiums                  $1,262,066    $712,035    $1,230,932    $561,084    $1,204,398    $489,601
                              ==========    ========    ==========    ========    ==========    ========
Claims, benefits and losses
   incurred:
   Direct                     $  855,789    $300,614    $ 787,876     $309,086    $  819,562    $298,737
   Assumed from affiliates            --      93,418           --        2,989            --      (1,977)
   Assumed from
      non-affiliates              15,440      81,059       12,928       77,221        14,185      67,320
   Ceded to affiliates                --     (30,751)          --           --            --          --
   Ceded to non-affiliates       (74,841)    (24,076)     (59,145)     (29,045)      (72,982)    (26,970)
                              ----------    --------    ---------     --------    ----------    --------
Net claims, benefits and
   losses                     $  796,388    $420,264    $ 741,659     $360,251    $  760,765    $337,110
                              ==========    ========    =========     ========    ==========    ========

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     The balance of reinsurance recoverables at December 31, 2007 and 2006 was $157,609 and $114,945, respectively. These balances are subject to uncertainties similar to the estimates of the gross reserves for claims and policy benefits and loss and loss adjustment expenses. The collection of the balances is also subject to risk. The Company evaluates the risks to collection of these balances in determining the need to establish an allowance for uncollectible reinsurance. In making this determination, the Company considers, among other factors, the credit rating of the reinsurers, its past collection experience, the aging of balances, and any known credit concerns or disputes over contract interpretations. Based on the Company's evaluation, no allowance for uncollectible reinsurance was recorded at December 31, 2007 and 2006. The Company has a recoverable of $21,890 from one reinsurer at December 31, 2007; the Company believes there is no significant risk of loss related to this recoverable.

     On November 14, 2006, CUNA Mutual commuted a reinsurance agreement with an external party effective January 1, 2006. The Company recorded the following related to the commutation:

At December 31, 2006
--------------------
Deferred acquisition costs ending balance       $61,782
Insurance reserves - life and health             67,480
                                                =======

For the year ending December 31, 2006
-------------------------------------
Life and health premiums                        $25,033
Life and health insurance claims and benefits    14,404
Deferred acquisition costs amortized              7,456
                                                =======

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

(7)  DEFERRED POLICY ACQUISITION COSTS

     A summary of the policy acquisition costs deferred and amortized is shown in the following table:

                                                             2007                    2006
                                                    ---------------------   ---------------------
                                                                 Property                Property
                                                     Life and      and       Life and      and
                                                      Health     Casualty     Health     Casualty
                                                    Insurance   Insurance   Insurance   Insurance
                                                    ---------   ---------   ---------   ---------
Balance at beginning of year                        $ 632,149    $ 26,626   $ 451,303   $ 36,169
Policy acquisition costs deferred                     309,440      61,697     411,518     46,526
Policy acquisition costs amortized
   and adjustments for changes in
   life and health gross profit assumptions          (256,467)    (60,881)   (242,415)   (42,088)
Effect of change in net unrealized gains (losses)
   on securities available for sale                    26,976          --      (2,663)
Impact of foreign exchange                             (5,612)        388         162        263
                                                    ---------    --------   ---------   --------
Balance at end of year                              $ 706,486    $ 27,830   $ 617,905   $ 40,870
                                                    =========    ========   =========   ========

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

(8)  LIABILITY FOR CLAIM RESERVES

     The following table presents activity relating to unpaid claim and claim adjustment expense reserves for property and casualty and certain accident and health insurance policies:

                                                 2007                    2006
                                        ---------------------   ---------------------
                                         Accident    Property    Accident    Property
                                           and         and         and         and
                                          Health     Casualty     Health     Casualty
                                        Insurance   Insurance   Insurance   Insurance
                                        ---------   ---------   ---------   ---------
Balance as of January 1                 $ 445,400    $428,753   $464,692     $422,884
Less discontinued operations                   --      68,378         --           --
Less experience refunds liability          43,513          --     38,841           --
Less reinsurance recoverables               5,183      51,849      6,761       72,174
                                        ---------    --------   --------     --------
Net balance as of January 1               396,704     308,526    419,090      350,710
                                        ---------    --------   --------     --------
Incurred, net of reinsurance
recoverable, related to:
   Current year                           254,619     461,550    252,440      368,282
   Prior years                            (45,096)    (41,286)   (45,521)      (8,031)
                                        ---------    --------   --------     --------
Total incurred                            209,523     420,264    206,919      360,251
                                        ---------    --------   --------     --------
Paid, net of reinsurance recoverable,
related to:
   Current year                            82,159     231,799     74,802      168,824
   Prior years                            156,489     132,407    154,503      165,233
                                        ---------    --------   --------     --------
Total paid                                238,648     364,206    229,305      334,057
                                        ---------    --------   --------     --------
Net balance at December 31                367,579     364,584    396,704      376,904
Plus experience refunds liability          51,648       3,862     43,513           --
Plus reinsurance recoverables               5,805      90,256      5,183       51,849
                                        ---------    --------   --------     --------
Balance at December 31                  $ 425,032    $458,702   $445,400     $428,753
                                        =========    ========   ========     ========

     The liability for claim reserves from prior years decreased by $45,096 and $45,521 for accident and health products in 2007 and 2006, respectively. For property and casualty products, the decreases were $41,286 and $8,031 in 2007 and 2006, respectively. The experience improvements, as determined by actuarial analysis, can be generally attributed to loss mitigation efforts, favorable development of prior year claims, and the benefit resulting from implementation of claim handling best practices.

     For accident and health products, the 2007 decrease in claim reserves primarily relates to better experience in both group and credit disability products. For 2006, the Company also had better experience in group and credit disability products, while offsetting this was a deterioration in long term care results.

     For property and casualty products, the significant decrease in 2007 relates to improvements from losses associated with fraudulent use of credit and debit cards issued by credit unions and

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     covered by fidelity bond insurance issued by the Company. Smaller experience improvements in most other property and casualty lines were offset by worsened experience in workers compensation. The reserve decrease in 2006 was not material.

(9)  BENEFIT PLANS

     The Company has noncontributory defined benefit pension plans covering substantially all full time employees other than employees of The CUMIS Group, Ltd., a holding company for the Canadian insurance operations owned 87% by CUNA Mutual. Certain employees and directors are also eligible for non-qualified defined benefit plans. Retirement benefits are provided using either a traditional or cash balance formula. The traditional formula provides benefits based on compensation and years of service. The cash balance formula utilizes notional accounts which credit participants with benefits equal to a percentage of eligible pay as well as earnings credits for each account balance. The cash balance formula applies to employees hired after December 31, 2001 for employees not covered under a collective bargaining agreement and September 1, 2005 for employees covered under a collective bargaining agreement and the vast majority of the benefit obligations relate to the traditional formula. The Company's policy is to fund pension costs as required to meet the minimum funding requirements under the Employee Retirement Income Security Act of 1974. $448,033 and $468,707 of the United States benefit plan assets shown in the table below, in 2007 and in 2006, respectively, are invested in the Ultra Series Fund, a family of mutual funds which is managed by MCA.

     The CUMIS Group, Ltd. maintains a noncontributory defined benefit pension plan, which covers substantially all of its employees, and two contributory defined benefit pension plans. Retirement benefits are based on length of service and final average earnings.

     The Company has postretirement benefit plans which provide certain medical and life insurance benefits to eligible participants and dependents. The cost of postretirement benefits is recognized over the period the employees perform services to earn the benefits.

     The measurement date for all benefit plans is December 31.

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     As described in Note 2, the Company adopted the recognition and related disclosure provisions of SFAS No. 158 as of December 31, 2007. The incremental effect of this adoption on the individual line items in the December 31, 2007 consolidated balance sheet is shown in the following table:

                                               Before                          After
                                           Application of                 Application of
                                            SFAS No. 158    Adjustments    SFAS No. 158
                                           --------------   -----------   --------------
Accrued postretirement benefit liability     $(192,769)      $  4,716       $(188,053)
Accrued pension liability                       13,568        (97,305)        (83,737)
Net deferred tax asset                         195,741         32,059         227,800
Minority interest                               27,301          1,340          28,641
Accumulated other comprehensive income         (97,659)       (59,190)       (156,849)

     Amounts recognized in accumulated other comprehensive income as of December 31, 2007 are as follows:


                                                              As of
                                                             December
                                                             31, 2007
                                                             --------
Net transition obligation                                    $ (2,777)
Net prior service costs                                       (21,804)
Net actuarial loss                                            115,830
                                                             --------
Total recognized in other comprehensive income, before tax     91,249
Tax expense                                                    32,059
                                                             --------
Total recognized in other comprehensive income, net of tax   $ 59,190
                                                             ========

     The estimated net actuarial loss and prior service cost for the postretirement benefit plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2008 are $3,011 and $(2,709), respectively.

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     The Company's prepaid pension asset is recorded in other assets and receivables on the consolidated balance sheets. The following table summarizes information about the plans at December 31:

                                                               Other Postretirement
                                         Pension Benefits            Benefits
                                      ---------------------   ---------------------
                                         2007        2006        2007        2006
                                      ---------   ---------   ---------   ---------
Fair value of plan assets             $ 635,670   $ 643,075   $   8,918   $   8,458
Benefit obligation                     (719,407)   (789,404)   (196,971)   (178,113)
                                      ---------   ---------   ---------   ---------
Funded status at                      $ (83,737)  $(146,329)  $(188,053)  $(169,655)
                                      =========   =========   =========   =========
Amounts reflected in consolidated
   balance sheet:
      Prepaid benefit obligation      $      --   $  56,156   $      --   $      --
      Accrued benefit liability         (83,737)    (30,724)   (188,053)   (192,420)
      Additional minimum
         liability                           --      (5,577)         --          --
      Intangible asset                       --         993          --          --
                                      ---------   ---------   ---------   ---------
   Net asset (liability) recognized
      in the consolidated
      balance sheet                   $ (83,737)  $  20,848   $(188,053)  $(192,420)
                                      =========   =========   =========   =========

     The accumulated benefit obligations for the Company's defined benefit pension plans were $622,782 and $647,048 at December 31, 2007 and 2006, respectively.

     The following table provides information for the plans for the years ended December 31:

                                     Pension Benefits               Other Benefits
                               ---------------------------   ---------------------------
                                 2007      2006      2005      2007      2006      2005
                               -------   -------   -------   -------   -------   -------
Pension benefits:
   Employee contributions      $    --   $   422   $   385   $    --   $    --   $    --
   Employer contributions       11,980    71,955    20,726     6,406     6,921     5,067
   Benefit payments             45,103    49,450    25,736     6,406     6,921     5,067
   Net periodic benefit cost    22,193    33,525    21,752    11,387    10,075    11,938
   Curtailment gain                 --        --        --     6,573        --        --

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     In the table below, information is presented as of December 31 for those pension plans for which the accumulated benefit obligation exceeds the fair value of plan assets.

                                    2007       2006
                                  --------   --------
Projected benefit obligation      $128,362   $206,547
Accumulated benefit obligation     113,709    164,587
Fair value of plan assets:
   Debt securities                $ 50,614   $ 37,719
   Equity securities                27,890     87,634
   All other securities              3,667      9,601
                                  --------   --------
Total fair value of plan assets   $ 82,171   $134,954
                                  ========   ========

     CUNA Mutual's actuarial assumptions used to develop pension and other postretirement benefit expense for the years ended December 31 were as follows:

                                                   2007   2006
                                                   ----   ----
Discount rate                                      5.62%  5.54%
Expected long-term rate of return on plan assets   7.91%  7.87%
Assumed rate of compensation                       4.89%  4.85%

     The assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation is 10.9% reducing to 3.8% by 2027. The discount rate used in determining the accumulated postretirement benefit obligation is 5.6% for 2007 and 2006.

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     The CUMIS Group Ltd.'s actuarial assumptions, which for 2006 include the Canadian property and casualty subsidiary sold in 2007 (see Note 13) used to develop pension and other postretirement benefit expense for the years ended December 31 were as follows:

                                                   2007   2006
                                                   ----   ----
Discount rate                                      5.75%  5.05%
Expected long-term rate of return on plan assets   7.13%  6.87%
Assumed rate of compensation                       4.25%  4.02%

     The assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation for The CUMIS Group Ltd is 8.0% reducing to 5.0% by 2011. The discount rate used in determining the accumulated postretirement benefit obligation is 5.8% for 2007 and 5.6% for 2006.

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare Part D as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part
     D. Beginning in 2005, the effects of the subsidy are reflected in the measurement of the net periodic postretirement benefit costs. The effect of the subsidy for 2007 was a reduction of the postretirement benefit cost of $2,945 including $1,192 related to service cost, $1,482 related to interest cost and $271 related to recognized net actuarial gain/loss. Comparable figures for 2006 were a reduction of the postretirement benefit cost of $3,940 including $1,288 related to service cost, $1,638 related to interest cost and $1,014 related to recognized net actuarial gain/loss. The subsidy reduced the 2007 accumulated postretirement benefit obligation by $22,870 compared to $26,700 in 2006. Subsidies received in 2007 and 2006 amounted to $416 and $303, respectively.

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     Estimated future benefit payments for the years ended December 31 are as follows:

                                                 Other      Other      Other
                                               Benefits   Benefits   Benefits
                                     Pension    Before    Medicare     After
                                    Benefits    Subsidy    Subsidy    Subsidy
                                    --------   --------   --------   --------
Estimated future benefit payments
   2008                             $ 33,643    $ 9,616    $  508     $ 9,554
   2009                               35,042     10,549       559      10,479
   2010                               36,626     11,509       620      11,418
   2011                               38,652     12,611       680      12,501
   2012                               40,308     13,328       766      13,179
   2013-2017                         235,214     78,434     5,315      76,739

     The expected employer contributions to the various pension plans in 2008 are not known. For other benefits, the employer contribution will be equivalent to the estimated 2008 benefits.

     CUNA Mutual's pension plan allocation at December 31, by asset category, as a percentage of plan assets, and the target allocation, is shown below:

                                         Target
                        2007    2006   Allocation
                       -----   -----   ----------
Asset category
   Equity securities    62.2%   64.5%     65.8%
   Debt securities      33.1    27.3      34.2
   Cash                  4.7     8.2        --
                       -----   -----     -----
   Total               100.0%  100.0%    100.0%
                       =====   =====     =====

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     The CUMIS Group Ltd.'s pension plan allocation at December 31, by asset category, as a percentage of plan assets, and the target allocation, is shown below:

                                         Target
                        2007    2006   Allocation
                       -----   -----   ----------
Asset category
   Equity securities    53.8%   51.5%     55.0%
   Debt securities      40.6    43.9      45.0
   All other             5.6     4.6        --
                       -----   -----     -----
   Total               100.0%  100.0%    100.0%
                       =====   =====     =====

     CUNA Mutual and CUMIS Group Ltd. invest the pension plans' assets with the goal of meeting short and long term obligations, employing optimization techniques to achieve the highest expected return under a target level of portfolio risk. The portfolio risk target is based on the pension plans' funded status, payout features, and participants' characteristics. This methodology takes into account asset class correlations to assure appropriate portfolio diversification. Asset class allocations are allowed to approximate target with a small tolerance to changes in overall portfolio risk. Derivatives may be used to maintain the target allocation.

     The postretirement benefit costs for 2007 includes recognition of a curtailment gain of $6,573. This curtailment gain is the result of the termination of a significant number of employees covered under the plan as the result of the Company's outsourcing effort that began in 2005. Termination dates for the impacted employees ended in 2007, which prompted the recognition of the curtailment gain.

     The curtailment was reduced by $3,329, the amount the Company recognized for the implementation of SFAS No. 158. This reduction was for the elimination of prior service costs related to the curtailment that were recognized as a part of the curtailment gain in postretirement benefit costs.

          OTHER POST EMPLOYMENT BENEFITS

     The Company has a plan to provide severance pay and continuation of certain life and health benefits to qualifying inactive or former employees after employment but before retirement. Such costs are expensed as incurred. The liability for other post employment benefits was $14,830 and $21,612 at December 31, 2007 and 2006, respectively.

          DEFINED CONTRIBUTION PLANS

     The Company sponsors thrift and savings plans which cover all regular full-time employees and agents who meet certain eligibility requirements. Under the plans, the Company

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     contributes an amount equal to a participant's contribution, up to a maximum of 5% of a participant's salary. The Company match is vested according to plan schedules. The Company's contributions for the years ended December 31, 2007, 2006 and 2005 were $13,058, $12,973 and $13,047 respectively.

          BENEFIT PLANS FUNDED WITH RABBI TRUSTS

     The Company also has a variety of deferred compensation plans for key executives and directors. The accrued liability for these plans was $69,301 and $60,345 as of December 31, 2007 and 2006, respectively, and is included in accounts payable and other liabilities in the consolidated balance sheets. These plans have been partially funded with assets in Rabbi trusts. Assets placed in trust also include amounts deposited to fund certain qualified defined benefit plans which are excluded from the determination of the accrued liability. The total amounts deposited in the Rabbi trust were $68,817 and $61,088 at December 31, 2007 and 2006, respectively. These assets represent investments in mutual funds carried at fair value and are included with other equity securities in the consolidated balance sheets. Assets in such trusts are held for the benefit of the plan beneficiaries but remain the property of the Company.

(10) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

     The Company and its insurance subsidiaries are subject to statutory regulations as to maintenance of policyholders' surplus and payment of dividends. Generally, ordinary dividends, including those to the parent, must be reported to the Iowa Department of Commerce, Insurance Division ("Insurance Department") within five days following the declaration and can not be paid until at least 14 days after such notice is given. The Company must notify the Insurance Department at least 30 days in advance of payment of extraordinary dividends, as defined by Iowa statutes, and those dividends must be approved by the Insurance Department. The Company has three wholly-owned subsidiaries that are subject to statutory dividend restrictions. CUMIS Insurance Society, Inc., ("CUMIS"), CUMIS Specialty Insurance Company, Inc. and MEMBERS have dividend restrictions at December 31, 2007 of $80,680, $1,569 and $2,589, respectively.

     Risk-based capital requirements promulgated by the National Association of Insurance Commissioners require U.S. insurers to maintain minimum capitalization levels that are determined based on formulas incorporating credit risk, insurance risk, interest rate risk, and general business risk. At December 31, 2007, the Company and its insurance affiliates' adjusted surplus exceed the minimum requirements.

     CUNA Mutual and its insurance company affiliates file statutory-basis financial statements with insurance regulatory authorities. The Insurance Department has allowed CUNA Mutual to use certain accounting practices which differ from prescribed statutory accounting practices (permitted practices). These permitted practices relate to the carrying value of mortgage insurance affiliates, the carrying value of fixed maturity securities held in the separate account which support certain funding agreements and the method of recognizing certain group life, credit life, and credit disability premiums. The use of these permitted practices increased

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     reported statutory surplus by $115,641 as of December 31, 2007 and $98,813 as of December 31, 2006.

     Statutory-basis net income of CUNA Mutual was $10,605, $71,433 and $150,292 for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory-basis surplus was $1,035,435 and $1,065,288 at December 31, 2007 and 2006, respectively.

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

(11) COMMITMENTS AND CONTINGENCIES

     The Company has the following investment commitments outstanding at December 31:

                         2007       2006
                       --------   --------
Private placements     $     --   $ 15,620
Mortgage loans           55,700     65,155
Limited partnerships    336,237    233,101
Bank loans                   --      4,811

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses.

     Limited partnership commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments.

     Bank loan commitments to invest represent commitments to acquire loans from banks at a specified future date.

     The Company contracts for long-term leases for office space, autos, and equipment, most of which are classified as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. Any rent abatements or lease incentives, in addition to fixed rental increases, are included in the calculation of rent expense and amortized on a straight-line basis over the defined lease term.

     The Company accounts for certain lease agreements, substantially all for computer equipment, as capital leases; these capital lease obligations totaled $3,022 and $3,013 at December 31, 2007 and 2006, respectively. These obligations were included in office properties, equipment and computer software and accounts payable and other liabilities in the Company's consolidated balance sheets. Amortization of capital lease obligations is included in depreciation expense.

     At December 31, 2007, the Company was committed under non-cancelable operating and capital leases with minimum rentals of approximately $38,636 of which $10,026 is due in 2008, $7,018 in 2009, $3,763 in 2010, $2,435 in
     2011, $15,394 in 2012 and thereafter. Rental expense included in the Company's operations amounted to $16,496, $17,814 and $19,608 in 2007, 2006 and 2005, respectively.

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during 2007 and prior years. The Company includes a provision for all known assessments that will be levied as well as an estimate of amounts that it believes will be assessed in the future relating to past insolvencies. The Company has established a liability of $4,899 and $5,220 at December 31, 2007 and 2006, respectively, for guaranty fund assessments. The Company also estimates the amount recoverable from future premium tax payments related to these assessments and has established an asset of $3,564 and $4,000 at December 31, 2007 and 2006, respectively. Recoveries of assessments from premium taxes are generally made over a five-year period.

     CUNA Mutual Investment Corporation ("CMIC"), a wholly-owned subsidiary of the Company, owns 50% of CMG Mortgage Insurance Company ("CMG"), a Wisconsin company which sells residential mortgage guaranty insurance. The other 50% is owned by PMI Mortgage Insurance Company ("PMI"), an unaffiliated company. In 2001, PMI and CMIC executed a capital support agreement whereby the parties agreed to contribute up to $37,650 each, subject to certain limitations, so as to maintain the statutory risk-to-capital ratio of CMG at or below 18 to 1. At December 31, 2007, the statutory risk-to-capital ratio for CMG was 15 to 1. The carrying value of securities owned by CUNA Mutual and held in a trust pursuant to this agreement, was $41,243 and $40,884 as of December 31, 2007 and 2006, respectively. In the event that CMIC needs funds to meet the terms of the agreement, additional capital contributions to CMIC can be drawn from this trust.

     Various legal and regulatory actions, including state market conduct exams, are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of lawsuits and other types of proceedings, some of which may involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The ultimate outcome of these disputes is unpredictable.

     These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise and, in some cases, the timing of their resolutions relative to other similar matters involving other companies. In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding. In the opinion of management, the ultimate liability, if any, resulting from all such pending actions will not materially affect the consolidated financial statements of the Company.

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

(12) DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

     Accounting standards require disclosure of fair value information about certain on- and off-balance sheet financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not readily available, fair values are based on estimates using present value of estimated cash flows or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

     Certain financial instruments and all nonfinancial instruments are excluded from the disclosure requirements. In addition, the tax ramifications of the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been taken into consideration.

     The following methods and assumptions were used by the Company in estimating the fair value disclosures for significant financial instruments:

     Cash and Cash Equivalents, Short-term Investments, and Accrued Investment
     Income: The carrying amounts for these instruments approximate their fair values due to their short term nature.

     Policy Loans: The Company believes it is not practicable to determine the fair value of its policy loans since there is no stated maturity and policy loans are often repaid by reductions to policy benefits.

     Debt and Equity Securities: Fair values for debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from independent pricing services where the Company may rely on broker provided prices or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The Company performs internal modeling to gain comfort with any prices provided by brokers. The fair values of equity securities are based on quoted market prices.

     Derivative Financial Instruments: The fair value of derivatives is based upon an estimate, using discounted cash flow techniques, of the amount which would be required to close the derivative position given the current market environment, or upon broker quotes. Fair values for derivatives traded on an exchange are based on quoted market prices.

     Separate Account Assets and Liabilities: Separate account assets are substantially all investments in equity securities which are carried at fair value based on quoted market prices. Separate account liabilities represent the account value owed to the customer which is equal to the segregated assets carried at fair value.

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     Mortgage Loans: The fair values for mortgage loans are estimated using discounted cash flow analyses with interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair values for mortgages in default are reported at the estimated fair value of the underlying collateral.

     Investment-Type Contracts: Investment-type contracts include group and individual annuity contracts in the general account and deposit-type contracts in the general and separate accounts. In most cases, the fair values are determined by discounting expected liability cash flows and required profit margins using the year-end Treasury yield curve plus a spread equivalent to the AA cost of funds. Fair value was assumed to equal statutory book value where liability cash flows are not available.

     The carrying amounts and estimated fair values of the Company's significant financial instruments at December 31 are as follows:

                                              2007                      2006
                                     -----------------------   -----------------------
                                      Carrying     Estimated    Carrying     Estimated
                                       Amount     Fair Value     Amount     Fair Value
                                     ----------   ----------   ----------   ----------
Financial instruments
   recorded as assets:
      Debt securities                $5,705,846   $5,705,846   $6,508,844   $6,508,844
      Equity securities                 467,757      467,757      624,559      624,559
      Mortgage loans                    642,804      657,409      437,021      449,049
      Short-term investments            232,864      232,864      351,602      351,602
      Cash and cash equivalents         607,209      607,209      246,280      246,280
      Accrued investment income          73,329       73,329       77,341       77,341
      Derivatives                        18,712       18,712       19,678       19,678
      Separate account assets         5,051,272    5,051,272    4,908,098    4,908,098
Financial instruments
   recorded as liabilities:
      Investment-type contracts       3,377,265    3,304,932    4,150,550    3,924,858
      Derivatives                        14,519       14,519       12,250       12,250
      Separate account liabilities    5,051,272    5,051,272    4,908,098    4,908,098

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

(13) DISCONTINUED OPERATIONS

     The Company has sold certain operations that have been accounted for in the accompanying financial statements as discontinued operations. In accordance with SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets, the results of operations and the gain or loss on the sale of the discontinued operations are reported, after applicable taxes, on a one-line basis in the consolidated statement of operations. Prior year consolidated statements of operations have been reclassified to conform to the current year presentation. The consolidated balance sheets of the prior years have not been reclassified to identify the assets and liabilities of these discontinued operations.

     The principal components of the discontinued operations relate to three transactions. In 2007, the Company's 87%-owned Canadian subsidiary sold its wholly-owned property and casualty subsidiary. The Canadian subsidiary recorded $75,260 in proceeds and a $5,091 after-tax gain on the sale. In 2005, the Company sold its mortgage servicing rights and ceased its mortgage banking operations. This sale resulted in a $10,782 loss, which included a goodwill impairment loss of $4,482. In connection with this sale the Company concluded in 2006 that it was also necessary to write down a receivable related to this sale by $1,012. In 1998 the Company sold a property and casualty insurance subsidiary. Under the terms of that agreement the Company was entitled to receive additional sales proceeds in the event the insurance reserves assumed by the purchaser developed favorably. Subsequent favorable development has been recorded as part of discontinued operations.

     The following table displays the components of discontinued operations for each of the years in the three-year period ended December 31, 2007.

                                                  2007       2006      2005
                                                --------   -------   --------
Total revenues                                  $119,186   $96,026   $135,361
Total expenses                                   104,919    94,374    128,249
                                                --------   -------   --------
Gains from discontinued operations before
   income taxes and non-operating items           14,267     1,652      7,112
Gain (loss) on disposal                           10,825      (452)   (10,782)
Gain from favorable loss reserve development       2,728     2,053      9,093
Income tax expense                                (9,945)     (433)    (3,435)
                                                --------   -------   --------
Gain from discontinued operations, net of tax   $ 17,875   $ 2,820   $  1,988
                                                --------   -------   --------

     There are no significant assets or liabilities, other than a $2,400 liability related to the 1998 sale of the property and casualty company, pertaining to discontinued operations as of December 31, 2007. The Canadian subsidiary's assets and liabilities as of December 31, 2006 are included in the consolidated balance sheet. Significant amounts include cash and investments of $129,185, premiums receivable of $19,676, deferred policy acquisition costs of

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     $14,255, net accrued employee benefit asset of $3,553 comprised of $27,649 of plan assets offset by $24,096 of plan liabilities, other assets of $9,519, insurance reserves - property and casualty of $117,135, and other liabilities of $7,595.

(14) ACQUISITION OF CONTROLLING AND MINORITY INTERESTS

     In June 2007, CMIC purchased 100% of the common stock of CU BizSource, LLC from MEMBERS Development Company, LLC ("MDC") for $787 in cash. The Company owns a 49% interest in MDC. The Company assigned $537 of the purchase price to an intangible asset for a covenant not to compete, which was recorded as an asset by the parent (CMIC) and is being amortized on a prorata basis over five years. In addition, goodwill of $1,060 and a note payable of $928 were acquired as part of the transaction. CU BizSource provides certification services and maintains underwriting standards for commercial loans issued by credit unions.

     In August 2007 CMIC purchased a 25% minority interest in Producers AG Insurance Group, Inc. ("ProAg") for $12,250 in cash. The Company assigned $6,107 of the acquisition cost to goodwill, which was recorded as part of CMIC's equity in unconsolidated affiliates. The Company had a previous reinsurance agreement with ProAg, which is in the crop insurance business, and the purchase was made to solidify the relationship between the two organizations. The goodwill was generated by the excess of the purchase price over the fair value of the net assets acquired. Both the Company and ProAg issue crop insurance policies and participate in a reinsurance pooling agreement. ProAg also acts as a managing general agent for the crop insurance business.

     Operating results for the 2007 acquisitions have been presented in the statement of operations on their effective dates.

     In December 2007, the Company bought out the minority owners of Lending Call Center Services, LLC ("LCCS") for $1,095, generating goodwill of $1,057. Half the purchase price was paid in cash and the remainder is payable in equal installments in December 2008 and 2009. LCCS processes loan applications and handles member service calls for credit unions and other financial institutions.

     In May 2005, the Company purchased controlling interest in LCCS for $10,114 in cash pursuant to a put option exercised by the former owner. The Company had previously owned 46.2% of the outstanding stock and this transaction brought the ownership percentage to 92.7%. The 2005 transaction increased goodwill by $8,383. The Company recognized goodwill impairment losses of $6,096 in 2005 and $8,268 in 2006, after re-evaluating the strategic intent with respect to LCCS in both years. The Company also recognized an impairment loss of $486 in 2006, representing the unamortized balance of customer lists acquired in 2005.

(15) SUBSEQUENT EVENT

     In February 2008, the Company entered into a three year unsecured revolving credit facility agreement in the principal amount of $255,000. A facility fee of .08% per year on the committed principal is required. Interest on amounts borrowed will vary based on certain

CUNA MUTUAL INSURANCE SOCIETY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

     benchmark interest rates. The Company is required to comply with financial covenants including a maximum ratio of total debt to policyholders' surplus, a minimum statutory risk-based capital ratio, and minimum consolidated net worth. No borrowings have been made under the credit facility as of March 26, 2008.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

     All required financial statements are included in Part B.

(b)  Exhibits

     1.(a) Certified resolution of the board of directors of Century Life of America (the "Company") establishing Century Variable Annuity Account (the "Account"). Incorporated herein by reference to post-effective amendment number 5 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 19, 1996.

     1.(b) Certified resolution of the board of directors of CUNA Mutual Insurance Society approving the merger between CUNA Mutual Insurance Society and CUNA Mutual Life Insurance Company and changing the name of the Variable Account. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

     2.          Not Applicable.

     3.(a)i Distribution Agreement Between CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc. for Variable Annuity Contracts dated January 1, 1997. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

       (a)ii Amended and Restated Distribution Agreement Between CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. for Variable Annuity Contracts effective January 1, 2008. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

       (b)i Servicing Agreement related to the Distribution Agreement between CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc. for Variable Annuity Contracts dated January 1, 1997. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

       (b)ii Amended and Restated Servicing Agreement related to the Distribution Agreement between CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. for Variable Annuity Contracts effective January 1, 2008. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

     4.(a) Variable Annuity Contract. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

       (b) State Variations to Contract Form No. 2800. Incorporated herein by reference to post-effective amendment number 10 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 27, 2000.

       (c) TSA Endorsement. Incorporated herein by reference to post-effective amendment number 7 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 17, 1998.

       (d) IRA Endorsement. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

       (e) Roth IRA Endorsement. Incorporated herein by reference to post-effective amendment number 9 to this Form N-4 registration statement (File NO. 33-73738) filed with the Commission on April 22, 1999.

       (f) Executive Benefit Plan Endorsement. Incorporated herein by reference to post-effective amendment number 8 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 24, 1999.

       (g) Amendment to Contract, form no. 2002-VAIAMEND. Incorporated herein by reference to post-effective amendment number 12 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 28, 2002.

       (h) CUNA Mutual Life Insurance Company and CUNA Mutual Insurance Society Merger Endorsement effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

     5.(a) Variable Annuity Application. Incorporated herein by reference to post-effective amendment number 8 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 24, 1999.

       (b) State Variations to Application Form No. 1676. Incorporated herein by reference to post-effective amendment number 9 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 22, 1999.

       (c) State Variations to Application Form No. 99-VAAPP. Incorporated herein by reference to post-effective amendment number 9 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 22, 1999.

       (d) Variable Annuity Application, Form No. VAAPP-2005. Incorporated herein by reference to post-effective amendment number 17 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 26, 2006.

     6.(a) Certificate of Existence of CUNA Mutual Insurance Society. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

       (b) Amended and Restated Articles of Incorporation of CUNA Mutual Insurance Society. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

       (c) Amended and Restated Bylaws of CUNA Mutual Insurance Society. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

     7.          Not Applicable.

     8.(a)i Letter Agreement between Rowe Price-Fleming International, Inc. and the Company dated April 1, 1997. Incorporated herein by reference to post-effective amendment number 8 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 24, 1999.

       (a)ii Amendment to Participation Agreement Among T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc., and CUNA Mutual Life Insurance Company dated October 1, 2002. Incorporated herein by reference to post-effective amendment number 14 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 29, 2003.

       (a)iii Amendment to Participation Agreement Among T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc., and CUNA Mutual Insurance Society effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

       (b) Participation Agreement between MFS Variable Insurance Trust and the Company dated November 21, 1997. Incorporated herein by reference to post-effective amendment number 8 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 24, 1999. First Amendment to Participation Agreement dated October 1, 2002. Incorporated herein by reference to post-effective amendment number 14 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 29, 2003.

       (b)ii Amendment to Participation Agreement Between MFS Variable Insurance Trust, Massachusetts Financial Services Company and CUNA Mutual Insurance Society effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

       (c)i Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and the Company, dated February 20, 1997. Incorporated herein by reference to post-effective amendment number 8 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 24, 1999. Amendment No. 2 to Participation Agreement Among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and CUNA Mutual Life Insurance Company dated October 1, 2002. Incorporated herein by reference to post-effective amendment number 14 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 29, 2003.

       (c)ii Fourth Amendment to Participation Agreement Between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and CUNA Mutual Insurance Society effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

       (c)(iii) Fifth Amendment to Participation Agreement between OppenheimerFunds, Oppenheimer Variable Account Funds, and the Company effective May 1, 2008. Filed herewith.

       (d)i Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and the Company dated May 1, 2000. Incorporated herein by reference to post-effective amendment number 11 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 17, 2001. Amendment to Participation Agreement dated October 2, 2002. Incorporated herein by reference to post-effective amendment number 14 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 29, 2003.

       (d)ii Amendment to Participation Agreement Between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and CUNA Mutual Insurance Society effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

       (d)iii Amendment No. 4 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc. and the Company dated May 1, 2008. Filed herewith.

       (e)i Rule 22c-2 Shareholder Information Agreement between Ultra Series Fund and CUNA Mutual Life Insurance Company dated October 16, 2006. Incorporated herein by reference to Form N-4 post effective amendment no. 9 (File No. 33-73738) filed with the Commission on April 27, 2007.

       (e)ii Amendment to Rule 22c-2 Shareholder Information Agreement between Ultra Series Fund and CUNA Mutual Insurance Society effective October 16, 2006. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

       (f)i Rule 22c-2 Shareholder Information Agreement between T. Rowe Price Investment Services, Inc. and CUNA Mutual Insurance Society dated October 16, 2006. Incorporated herein by reference to Form N-4 post effective amendment no. 9 (File No. 33-73738) filed with the Commission on April 27, 2007. | (g)i Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and CUNA Mutual Insurance Society dated October 16, 2006. Incorporated herein by reference to Form N-4 post effective amendment no. 9 (File No. 33-73738) filed with the Commission on April 27, 2007.

       (g)ii Amendment to Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc and CUNA Mutual Insurance Society effective October 16, 2006. Incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-148421) filed with the Commission on January 2, 2008.

       (h)(i) Participation Agreement between PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and the Company dated May 1, 2008. Filed herewith.

       (h)(ii) Selling Agreement between Allianz Global Investors Distributors LLC and CUNA Brokerage Services, Inc. effective May 1, 2008. Filed herewith.

       (i)(i) Participation Agreement between AIM Variable Insurance Funds, AIM Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., dated October 1, 2002. Filed herewith.

       (i)(ii) Amendment No. 1 between AIM Variable Insurance Funds, AIM Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., Effective May 1, 2004. Filed herewith.

       (i)(iii) Amendment No. 2 to the Participation Agreement between AIM Investments and the Company dated March 19, 2008. Filed herewith.

       (i)(iv) Distribution Agreement between CUNA Brokerage Services, Inc. and Invesco Aim Distributors, Inc. dated April 9, 2008. Filed herewith.

       (j)(i) Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Asset Management, Van Kampen Funds Inc. and the Company dated May 1, 2008. Filed herewith.

       (k) Services Agreement between Pitney Bowes Management Services, Inc. and CUNA Mutual Insurance Society effective May 16, 2006. Filed herewith.

     9. Opinion of Counsel from Pamela M. Krill, Esquire. Filed herewith.

     10.         i) Deloitte & Touche LLP Consent. Filed herewith.

                 ii) KPMG Consent. Filed herewith.

                 iii) Ernst & Young LLP Consent. Filed herewith.

     11.         Not applicable.

     12.         Not applicable.

     13.         Powers of Attorney. Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE COMPANY

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICE WITH DEPOSITOR
-----------------------------------     -----------------------------------
Eldon R. Arnold                         Director
5401 West Dirksen Pkwy
Peoria, IL  61607

James L. Bryan                          Director
777 E. Campbell Road
Richardson, TX  75081-1891

Loretta M. Burd                         Director & Chairman of the Board
1430 National Road
Columbus, IN  47201

William B. Eckhardt                     Director
4000 Credit Union Drive, #600
Anchorage, AK  99503

Joseph J. Gasper, Jr.                   Director
5525 Parkcenter Circle
Dublin, OH 73017

Bert J. Hash, Jr.                       Director
7 East Redwood Street, 17th Floor
Baltimore, MD  21202

Victoria W. Miller                      Director
One CNN Center
Atlanta, GA  30303

C. Alan Peppers                         Director & Vice Chairman of the Board
3700 East Alameda Avenue
Denver, CO  80209

Jeff Post                               Director
5910 Mineral Point Road
Madison, WI  53705

Neil A. Springer                        Director
1755 South Naperville Road, Suite 100
Wheaton, IL  60187

Farouk D.G. Wang                        Director
2525 Maile Way
Honolulu, HI  96822

Larry T. Wilson                         Director
1000 Saint Albans Drive
Raleigh, NC  27609

James W. Zilinski                       Director
700 South Street
Pittsfield, MA  01201

EXECUTIVE OFFICERS

David P. Marks*      CUNA Mutual Insurance Society
                     Executive Vice President and Chief Investment Officer

Jeffrey D. Holley*   CUNA Mutual Insurance Society
                     Executive Vice President and Chief Finance Officer

David Lundgren*      CUNA Mutual Insurance Society
                     Executive Vice President and Chief Administrative Officer

Jeff Post*           CUNA Mutual Insurance Society
                     President and Chief Executive Officer

Robert N. Trunzo*    CUNA Mutual Insurance Society
                     Executive Vice President and Chief Sales Officer

*    Principal place of business is 5910 Mineral Point Road, Madison, WI 53705.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. The Company is a mutual life insurance company and therefore is controlled by its contractowners. Nonetheless, various companies and other entities are controlled by the Company and may be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

CUNA Mutual Insurance Society is a mutual life insurance company and therefore is controlled by its contract owners. Various companies and other entities are controlled by CUNA Mutual Insurance Society and various companies may be considered to be under common control with CUNA Mutual Insurance Society. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in the following organization charts. By virtue of a merger effective January 1, 2008, CUNA Mutual Life Insurance Company (of Iowa) has merged with and into CUNA Mutual Insurance Society.

                          CUNA Mutual Insurance Society
                    Organizational Chart As Of April 1, 2008

CUNA Mutual Insurance Society
State of domicile:  Iowa

CUNA Mutual Insurance Society, either directly or indirectly, is the controlling company of the following wholly-owned subsidiaries:

1.   CUNA Mutual Investment Corporation
     State of domicile:  Wisconsin

     CUNA Mutual Investment Corporation is the owner of the following subsidiaries:

          a.   CUMIS Insurance Society, Inc.
               State of domicile: Iowa

                    (1)  CUMIS Specialty Insurance Company, Inc.
                         State of domicile: Iowa

          b.   CUNA Brokerage Services, Inc.
               State of domicile: Wisconsin

          c.   CUNA Mutual General Agency of Texas, Inc.
               State of domicile: Texas

                    (1)  MEMBERS Financial Services, Inc.
                         Ownership: For Regulatory purposes, MEMBERS Financial Services, Inc. is currently owned by two individuals, each owning 50% of the stock.
                         State of domicile: Texas

          d.   MEMBERS Life Insurance Company
               State of domicile: Iowa

          e.   International Commons, Inc.
               State of domicile: Wisconsin

          f.   CUNA Mutual Insurance Agency, Inc.
               State of domicile: Wisconsin

               CUNA Mutual Insurance Agency, Inc. is the 100% owner of the following subsidiary:

                    (1)  CUNA Mutual Casualty Insurance Agency of Mississippi,
                         Inc.
                         State of domicile: Mississippi

          g.   Stewart Associates Incorporated
               State of domicile: Wisconsin

          h.   CUNA Mutual Business Services, Inc.
               State of domicile: Wisconsin

          i.   Lending Call Center Services, LLC
               100% ownership by CUNA Mutual Investment Corporation State of domicile: Delaware

          j.   Lenders Protection, LLC State of
               domicile: Delaware

          k.   Union Charter Holding, LLC
               State of domicile: Delaware

          l.   MEMBERS Capital Advisors, Inc.
               State of Domicile: Iowa
               50% ownership by CUNA Mutual Investment Corporation
               50% ownership by CUNA Mutual Insurance Society
               MEMBERS Capital Advisors, Inc. is the investment adviser of Ultra Series Fund

2.   CUNA Caribbean Insurance Society Limited
     Country of domicile: Trinidad and Tobago

     CUNA Caribbean Insurance Society Limited is the owner of the following subsidiary:

          a.   CUNA Caribbean Insurance Services Limited
               Country of domicile: Trinidad and Tobago

3.   CUNA Mutual Australia Holding Co. Pty. Ltd.
     Country of domicile: Australia

     CUNA Mutual Australia Holding Co. Pty. Ltd. Is the owner of the following subsidiary:

          a.   CUNA Mutual Life Australia, Ltd.
               Country of domicile:  Australia

4.   CUNA Mutual Group, Limited
     Country of domicile: U.K.

5.   CUNA Mutual Group Holdings Europe, Ltd.
     Country of domicile: Ireland

     CUNA Mutual Group Holdings Europe, Ltd. Is the 100% owner of the following companies:

     a.   CUNA Mutual Group Services (Ireland) Limited
          Country of domicile: Ireland

     b.   CUNA Mutual Life Assurance (Europe), Limited
          Country of domicile: Ireland

     c.   CUNA Mutual General Risk Services (Ireland) Limited
          Country of domicile: Ireland

6. CMG Servicious de Mexico (Limited Liability Company with Variable Capital) Country of domicile: Mexico

CUNA Mutual Insurance Society, either directly or through a wholly-owned subsidiary, has a partial ownership interest in the following:

1.   The CUMIS Group Limited
     87.4% ownership by CUNA Mutual Insurance Society
     Country of domicile: Canada

     The CUMIS Group Limited is the 100% owner of the following companies:

          a.   CUMIS Life Insurance Company

               Country of domicile:  Canada

          b.   CUMIS General Insurance Company
               Country of domicile: Canada

          c.   MemberCARE Financial Services Limited
               Country of domicile: Canada

          d.   MemberCARE Financial Services Partnership
               Country of domicile: Canada

          e.   CUIS Brokerage Services Limited
               Country of domicile:  Canada

          f.   WESTCU Insurance Services Limited
               Country of domicile: Westminster, Canada

          The CUMIS Group Limited is the 50% owner of the following company:

          a.   Credential Financial, Inc.
               Country of domicile: Canada

2.   MEMBERS Development Company, LLC
     49% ownership by CUNA Mutual Investment Corporation
     State of domicile:  Wisconsin

     MEMBERS Development Company, LLC owns the Class A shares of the following company:

          a.   Brightleaf Financial Network, LLC
               State of domicile: Wisconsin

3.   MEMBERS Trust Company (MTC)
     17.31% ownership by MEMBERS Development Company
     State of domicile: Florida

4.   CMG Mortgage Insurance Company
     50% ownership by CUNA Mutual Investment Corporation
     State of domicile: Wisconsin

5.   CMG Mortgage Assurance Company
     50% ownership by CUNA Mutual Investment Corporation
     State of domicile: Wisconsin

6.   CMG Mortgage Reinsurance Company
     50% ownership by CUNA Mutual Investment Corporation
     July 26, 1999
     State of domicile: Wisconsin

7.   Credit Union Service Corporation
     10% ownership by CUNA Mutual Insurance Society
     State of domicile: Georgia

8.   CUNA Mutual Australia Limited
     100% ownership by CUNA Mutual Australia Holding Company Pty. Limited State of domicile: Australia

     CUNA Mutual Australia Limited is the 100% owner of the following companies:

          a.   CUNA Mutual Insurance Brokers Pty Limited
               Country of domicile: Australia

          b. CUNA Mutual Technology Services Australia Pty Limited Country of domicile: Australia

          c.   CUNA Mutual Insurance Brokers Pty Limited
               Country of domicile: Australia

9.   CUNA Strategic Services, Inc.
     1.4% of ownership by CUNA Mutual Insurance Society
     December 31, 1999

10.  CMIA Wisconsin, Inc.
     May 29, 1998

     CMIA Wisconsin, Inc., is the 100% owner of the following subsidiary:

          a.    League Insurance Agency, Inc.
                State of domicile: Connecticut

     League Insurance Agency, Inc., is the 100% owner of the following subsidiary:

                    (1)  Member Protection Insurance Plans
                         State of domicile: Connecticut

11.  Producers Ag Insurance Group
     State of domicile: Delaware

Partnerships

1.   CM CUSO Limited Partnership, a Washington Partnership
     CUMIS Insurance Society, Inc. - General Partner
     June 14, 1993

2.   The Center for Credit Union Innovation LLC
     33.3% ownership by CUNA Mutual Insurance Society
     33.3% ownership by CUNA & Affiliates
     State of domicile: Wisconsin

3.   HRValue Group LLC
     40% ownership by CUNA Mutual Investment Corporation
     State of domicile: Wisconsin

4.   CMG Co-Investment Fund Limited Partner, LLC
     100% ownership by CUNA Mutual Insurance Society
     State of domicile: Delaware

5.   CMG Co-Investment Fund GP, Inc., General Partner
     100% ownership by CUNA Mutual Investment Corporation
     State of domicile: Delaware

Affiliated (Nonstock)

1.   CUNA Mutual Group Foundation, Inc.
     Non-profit foundation 501c(3)
     State of domicile: Wisconsin

ITEM 27.  NUMBER OF CONTRACTOWNERS

     As of February 28, 2008 there were 5,546 non-qualified contracts outstanding and 8,976 qualified contracts outstanding.

ITEM 28.  INDEMNIFICATION.

     Section 10 of the Amended and Restated Bylaws of the Company and Article XI of the Company's Amended and Restated Articles of Incorporation together provide for indemnification of officers or directors of the Company against claims and liabilities the officers or directors become subject to by reason of having served as officer or director of the Company or any subsidiary or affiliate company. Such indemnification covers liability for all actions alleged to have been taken, omitted, or neglected by such person in the line of duty as director or officer, except liability arising out of the officers' or directors' willful misconduct.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

     (a) CUNA Brokerage is the registrant's principal underwriter and for certain variable life insurance contracts issued by CUNA Mutual Variable Annuity Account and CUNA Mutual Variable Life Insurance Account. CUNA Brokerage is also principal underwriter for the Ultra Series Fund, an underlying Fund for the Company's variable products. CUNA Brokerage is the distributor of MEMBERS Mutual Funds, a group of open-end investment companies.

     (b)  Officers and Directors of CUNA Brokerage.

NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICE WITH UNDERWRITER
-----------------------------------    -------------------------------------

Mark E. Backes**                       Director, Vice Chairman & President/CEO

Steve H. Dowden*                       Director & Chairman

Mark Everson***                        Director

Timothy Halevan**                      Chief Compliance Officer

David J. Hughes**                      Secretary & Treasurer

Pamela M. Krill*                       Associate General Counsel

Kevin T. Lenz*                         Director

Tracy K. Lien*                         Assistant Secretary

James H. Metz*                         Director

John R. Ridge****                      Director

Mark T. Warshauer*                     Director


* The principal business address of these persons is: 5910 Mineral Point Road, Madison, Wisconsin 53705.

** The principal business address of these persons is: 2000 Heritage Way, Waverly, Iowa 50677.

***  14985 Glazier Avenue
     Apple Valley, Minnesota, 55124-7440

**** 400 North Lakewood Parkway
     Vernon Hills, Illinois 60061

     (c) CUNA Brokerage Services is the only principal underwriter. The Distribution Agreement between the Company and CUNA Brokerage Services and the Related Servicing Agreement between the Company and CUNA Brokerage Services specify the services provided by each party. Those contracts have been filed as exhibits under Item 24(b)(3). The Company pays a dealer concession of approximately six percent, as more fully described in Schedule A of the Servicing Agreement. The total dealer's concession for the year ended December 31, 2007, was $2,351,066. The contracts provide that the Company performs certain functions on behalf of the distributor. For example, the Company sends confirmation statements to Owners and the Company maintains payroll records for the registered representatives. Some of the dealer concession is used to reimburse the Company for the services it performs on behalf of the distributor.

                                       (2)
                                Net Underwriting          (3)            (4)
             (1)                 Discounts and     Compensation on    Brokerage         (5)
Name of Principal Underwriter     Commissions         Redemption     Commissions   Compensation
-----------------------------   ----------------   ---------------   -----------   ------------
CUNA Brokerage Services, Inc.      $2,351,066              0          $2,280,534      $70,532

ITEM 30. LOCATION BOOKS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 2000 Heritage Way, Waverly, Iowa 50677 or at MEMBERS Capital Advisors, Inc. or CUNA Mutual Group, both at 5910 Mineral Point Road, Madison, Wisconsin 53705.

ITEM 31. MANAGEMENT SERVICES

     All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

     (b) The registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove and send to the Company for a statement of additional information.

     (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

     (d) CUNA Mutual Insurance Society represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

     (e) CUNA Mutual Insurance Society represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by CUNA Mutual Insurance Society.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act rule 485(b) for effectiveness of this registration statement and has caused this Registration Statement to be signed in its behalf by the undersigned, duly authorized, in the City of Madison, and State of Wisconsin on this 25th day of April, 2008.

                                        CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                                        (REGISTRANT)


                                        By: /s/ Jeff Post
                                            ------------------------------------
                                            Jeff Post
                                            President and Chief Executive
                                            Officer


                                        CUNA MUTUAL INSURANCE SOCIETY
                                        (DEPOSITOR)


                                        By: /s/ Jeff Post
                                            ------------------------------------
                                            Jeff Post
                                            President and Chief Executive
                                            Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE AND TITLE                          DATE
-------------------                     --------------


By: /s/ Andrew Michie                   April 25, 2008
    ---------------------------------
    Andrew Michie
    VP - Corporate Controller


By: /s/ Jeffrey D. Holley               April 25, 2008
    ---------------------------------
    Jeffrey D. Holley
    Chief Financial Officer


By: /s/ Jeff Post                       April 25, 2008
    ---------------------------------
    Jeff Post
    Director, President and Chief
    Executive Officer



By: /s/ Eldon R. Arnold*                April 25, 2008
    ---------------------------------
    Eldon R. Arnold
    Director


By: /s/ James L. Bryan*                 April 25, 2008
    ---------------------------------
    James L. Bryan
    Director


By: /s/ Loretta M. Burd*                April 25, 2008
    ---------------------------------
    Loretta M. Burd
    Director and Chairman of the
    Board


By: /s/ William B. Eckhardt*            April 25, 2008
    ---------------------------------
    William B. Eckhardt
    Director


By: /s/ Joseph J. Gasper*               April 25, 2008
    ---------------------------------
    Joseph J. Gasper
    Director


By: /s/ Bert J. Hash, Jr.*              April 25, 2008
    ---------------------------------
    Bert J. Hash, Jr.
    Director


By: /s/ Victoria W. Miller*             April 25, 2008
    ---------------------------------
    Victoria W. Miller
    Director


By: /s/ C. Alan Peppers*                April 25, 2008
    ---------------------------------
    C. Alan Peppers
    Director and Vice Chairman of the
    Board


By: /s/ Neil A. Springer*               April 25, 2008
    ---------------------------------
    Neil A. Springer
    Director



By: /s/ Farouk D. G. Wang*              April 25, 2008
    ---------------------------------
    Farouk D. G. Wang
    Director


By: /s/ Larry T. Wilson*                April 25, 2008
    ---------------------------------
    Larry T. Wilson
    Director


By: /s/ James W. Zilinski               April 25, 2008
    ---------------------------------
    James W. Zilinski
    Director

* Signed pursuant to Power of Attorney dated February 23, 2008, filed electronically with the Registration Statement on April 25, 2008.


By: /s/ Pamela M. Krill
    ---------------------------------
    Pamela M. Krill
    Associate General Counsel

                                  EXHIBIT INDEX

8(c)(iii)  Fifth Amendment to Participation Agreement between OppenheimerFunds,
           Oppenheimer Variable Account Funds, and the Company effective May 1, 2008.

8(d)iii Amendment No. 4 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc. and the Company dated May 1, 2008.

8(h)(i) Participation Agreement between PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and the Company dated May 1, 2008.

8(h)(ii) Selling Agreement between Allianz Global Investors Distributors LLC and the CUNA Brokerage Services, Inc. effective May 1, 2008.

8(i)(i) Participation Agreement between AIM Variable Insurance Funds, AIM Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., dated October 1, 2002.

8(i)(ii) Amendment No. 1 between AIM Variable Insurance Funds, AIM Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., Effective May 1, 2004.

8(i)(iii)  Amendment No. 2 to the Participation Agreement between AIM
           Investments and the Company dated March 19, 2008.

8(i)(iv) Distribution Agreement between CUNA Brokerage Services, Inc. and Invesco Aim Distributors, Inc. dated April 9, 2008. Filed herewith.

8(j)(i) Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Asset Management, Van Kampen Funds Inc. and the Company dated May 1, 2008.

8(k) Services Agreement between Pitney Bowes Management Services, Inc. and CUNA Mutual Insurance Society effective May 16, 2006.

9          Opinion of Counsel from Pamela M. Krill, Esquire.

10.        i)   Deloitte & Touche LLP Consent.

           ii)  KPMG Consent.

           iii) Ernst & Young LLP Consent.

13.        Powers of Attorney.